UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

                Investment Company Act file number:    811-04087

                                                 Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

(Address of principal executive offices) (Zip code)

        Paul J. Battaglia             290 Woodcliff Drive, Fairport, NY 14450

(Name and address of agent for service)

                  Registrant’s telephone number, including area code:        585-325-6880

            Date of fiscal year end:    October 31

Date of reporting period:   January 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1:  SCHEDULE OF INVESTMENTS

Investment Portfolio - January 31, 2019

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS - 98.4%

Communication Services - 5.7%
Diversified Telecommunication Services - 1.1%
Zayo Group Holdings, Inc.*	25,635	$703,681

Entertainment - 2.0%
Electronic Arts, Inc.*	14,525	1,339,786

Interactive Media & Services - 2.6%
Alphabet, Inc. - Class A*	760	855,676
Alphabet, Inc. - Class C*	765	854,023

		1,709,699

Total Communication Services		3,753,166

Consumer Discretionary - 13.9%
Internet & Direct Marketing Retail - 5.6%
Amazon.com, Inc.*	1,080	1,856,229
Booking Holdings, Inc.*	1,010	1,851,138

		3,707,367

Multiline Retail - 2.3%
Dollar General Corp.	6,135	708,163
Dollar Tree, Inc.*	8,385	811,920

		1,520,083

Specialty Retail - 3.9%
AutoZone, Inc.*	1,665	1,410,821
O’Reilly Automotive, Inc.*	1,805	622,111
Ulta Beauty, Inc.*	1,860	542,971

		2,575,903

Textiles, Apparel & Luxury Goods - 2.1%
NIKE, Inc. - Class B	16,505	1,351,429

Total Consumer Discretionary		9,154,782

Consumer Staples - 13.1%
Beverages - 5.5%
The Coca-Cola Co.	41,995	2,021,219
PepsiCo, Inc.	14,270	1,607,801

		3,629,020

Food Products - 4.4%
Campbell Soup Co.	21,320	755,368
Mondelez International, Inc. - Class A	45,500	2,104,830

		2,860,198

Household Products - 1.0%
Colgate-Palmolive Co.	10,390	672,025

Tobacco - 2.2%
Altria Group, Inc.	11,860	585,291

1

Investment Portfolio - January 31, 2019

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Tobacco (continued)
Philip Morris International, Inc.	11,230	$ 861,566

		1,446,857

Total Consumer Staples		8,608,100

Energy - 2.5%
Energy Equipment & Services - 2.5%
Diamond Offshore Drilling, Inc.*	31,200	341,016
Halliburton Co.	20,845	653,699
Transocean Ltd.*	77,705	665,932

Total Energy		1,660,647

Financials - 12.4%
Capital Markets - 9.9%
BlackRock, Inc.	3,305	1,371,840
Cboe Global Markets, Inc.	5,630	525,110
The Charles Schwab Corp.	20,000	935,400
CME Group, Inc.	3,205	584,207
E*TRADE Financial Corp.	10,930	509,994
Intercontinental Exchange, Inc.	7,720	592,587
Moody’s Corp.	6,170	978,007
S&P Global, Inc.	5,115	980,290

		6,477,435

Diversified Financial Services - 2.5%
Berkshire Hathaway, Inc. - Class B*	8,045	1,653,569

Total Financials		8,131,004

Health Care - 15.0%
Biotechnology - 6.0%
BioMarin Pharmaceutical, Inc.*	12,670	1,243,814
Incyte Corp.*	12,315	992,466
Regeneron Pharmaceuticals, Inc.*	1,195	512,978
Seattle Genetics, Inc.*	9,005	688,252
Vertex Pharmaceuticals, Inc.*	2,615	499,230

		3,936,740

Health Care Equipment & Supplies - 1.3%
Intuitive Surgical, Inc.*	1,640	858,770

Health Care Providers & Services - 0.9%
DaVita, Inc.*	10,410	584,313

Health Care Technology - 0.5%
Medidata Solutions, Inc.*	5,055	358,703

Life Sciences Tools & Services - 1.1%
Thermo Fisher Scientific, Inc.	2,800	687,876

2

Investment Portfolio - January 31, 2019

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals - 5.2%
Johnson & Johnson	18,125	$2,412,075
Merck & Co., Inc.	8,880	660,938
Mylan N.V.*	10,950	327,952

		3,400,965

Total Health Care		9,827,367

Industrials - 3.2%
Air Freight & Logistics - 1.8%
FedEx Corp.	6,595	1,171,074

Commercial Services & Supplies - 1.4%
Advanced Disposal Services, Inc.*	37,950	956,340

Total Industrials		2,127,414

Information Technology - 18.3%
Electronic Equipment, Instruments & Components - 0.6%
Cognex Corp.	8,025	365,138

IT Services - 9.7%
EPAM Systems, Inc.*	2,735	386,948
LiveRamp Holdings, Inc.*	30,650	1,331,436
Mastercard, Inc. - Class A	12,465	2,631,735
Visa, Inc. - Class A	15,115	2,040,676

		6,390,795

Semiconductors & Semiconductor Equipment - 2.6%
NVIDIA Corp.	4,520	649,750
Qorvo, Inc.*	15,965	1,043,472

		1,693,222

Software - 5.4%
Microsoft Corp.	19,400	2,025,942
ServiceNow, Inc.*	6,855	1,508,237

		3,534,179

Total Information Technology		11,983,334

Materials - 8.7%
Chemicals - 4.2%
Axalta Coating Systems Ltd.*	35,290	904,130
CF Industries Holdings, Inc.	18,885	824,330
Olin Corp.	14,755	348,366
RPM International, Inc.	11,480	656,197

		2,733,023

Containers & Packaging - 3.5%
Ball Corp.	19,445	1,016,585

3

Investment Portfolio - January 31, 2019

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Containers & Packaging (continued)
Crown Holdings, Inc.*	7,540	$384,540
Sealed Air Corp.	22,925	905,537

		2,306,662

Metals & Mining - 1.0%
Freeport-McMoRan, Inc.	30,535	355,427
Southern Copper Corp. (Peru)	9,440	317,373

		672,800

Total Materials		5,712,485

Real Estate - 5.6%
Equity Real Estate Investment Trusts (REITS) - 5.6%
American Tower Corp.	9,730	1,681,733
Equinix, Inc.	1,775	699,350
SBA Communications Corp.*	7,220	1,317,867

Total Real Estate		3,698,950

TOTAL COMMON STOCKS
(Identified Cost $54,895,139)		64,657,249

SHORT-TERM INVESTMENT - 2.1%

Dreyfus Government Cash Management, Institutional Shares, 2.30%[1], (Identified Cost $1,390,458)	1,390,458	1,390,458

TOTAL INVESTMENTS - 100.5%
(Identified Cost $56,285,597)		66,047,707
LIABILITIES, LESS OTHER ASSETS - (0.5%)		(346,391)

NET ASSETS - 100%		$65,701,316

*Non-income producing security.

1Rate shown is the current yield as of January 31, 2019.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

Investment Portfolio - January 31, 2019

(unaudited)

The following is a summary of the valuation levels used for major security types as of January 31, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$3,753,166	$3,753,166	$—	$—
Consumer Discretionary	9,154,782	9,154,782	—	—
Consumer Staples	8,608,100	8,608,100	—	—
Energy	1,660,647	1,660,647	—	—
Financials	8,131,004	8,131,004	—	—
Health Care	9,827,367	9,827,367	—	—
Industrials	2,127,414	2,127,414	—	—
Information Technology	11,983,334	11,983,334	—	—
Materials	5,712,485	5,712,485	—	—
Real Estate	3,698,950	3,698,950	—	—
Mutual fund	1,390,458	1,390,458	—	—

Total assets	$66,047,707	$66,047,707	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2018 or January 31, 2019.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - January 31, 2019

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS - 98.2%

Communication Services - 2.1%
Entertainment - 0.3%
Viacom, Inc. - Class B	20,859	$613,672

Media - 1.8%
Comcast Corp. - Class A	98,950	3,618,602

Total Communication Services		4,232,274

Consumer Discretionary - 9.6%
Distributors - 0.5%
Genuine Parts Co.	9,976	995,804

Hotels, Restaurants & Leisure - 2.0%
McDonald’s Corp.	23,380	4,179,876

Household Durables - 0.6%
Newell Brands, Inc.	26,777	567,940
Whirlpool Corp.	4,948	658,134

		1,226,074

Leisure Products - 0.4%
Hasbro, Inc.	8,314	752,916

Multiline Retail - 1.6%
Kohl’s Corp.	11,422	784,577
Macy’s, Inc.	28,158	740,555
Target Corp.	24,240	1,769,520

		3,294,652

Specialty Retail - 3.4%
Best Buy Co., Inc.	15,580	922,959
The Gap, Inc.	28,399	722,471
The Home Depot, Inc.	29,615	5,435,241

		7,080,671

Textiles, Apparel & Luxury Goods - 1.1%
Tapestry, Inc.	13,345	516,585
VF Corp.	20,697	1,742,067

		2,258,652

Total Consumer Discretionary		19,788,645

Consumer Staples - 16.2%
Beverages - 2.7%
Molson Coors Brewing Co. - Class B	10,210	680,088
PepsiCo, Inc.	43,378	4,887,399

		5,567,487

Food & Staples Retailing - 5.7%
Sysco Corp.	25,804	1,647,585

1

Investment Portfolio - January 31, 2019

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Food & Staples Retailing (continued)
Walgreens Boots Alliance, Inc.	32,360	$2,338,334
Walmart, Inc.	80,377	7,702,528

		11,688,447

Food Products - 5.1%
Campbell Soup Co.	20,014	709,096
Conagra Brands, Inc.	26,954	583,284
General Mills, Inc.	30,388	1,350,443
The Hershey Co.	12,152	1,289,327
Hormel Foods Corp.	23,302	986,141
The J.M. Smucker Co.	7,904	828,971
Kellogg Co.	14,889	878,600
The Kraft Heinz Co.	36,460	1,752,268
Mondelez International, Inc. - Class A	43,709	2,021,978

		10,400,108

Household Products - 2.7%
The Clorox Co.	8,653	1,283,932
Colgate-Palmolive Co.	34,920	2,258,626
Kimberly-Clark Corp.	18,560	2,067,213

		5,609,771

Total Consumer Staples		33,265,813

Energy - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Marathon Petroleum Corp.	36,552	2,421,936
Valero Energy Corp.	17,449	1,532,371

Total Energy		3,954,307

Financials - 9.5%
Banks - 9.5%
Fifth Third Bancorp.	37,888	1,016,156
JPMorgan Chase & Co.	72,229	7,475,701
KeyCorp.	44,776	737,461
SunTrust Banks, Inc.	17,202	1,022,143
U.S. Bancorp	60,825	3,111,807
Wells Fargo & Co.	124,137	6,071,541

Total Financials		19,434,809

Health Care - 20.6%
Biotechnology - 5.7%
AbbVie, Inc.	51,811	4,159,905

2

Investment Portfolio - January 31, 2019

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Biotechnology (continued)
Amgen, Inc.	24,465	$4,577,646
Gilead Sciences, Inc.	42,892	3,002,869

		11,740,420

Health Care Providers & Services - 1.8%
CVS Health Corp.	45,815	3,003,173
Quest Diagnostics, Inc.	6,568	573,715

		3,576,888

Pharmaceuticals - 13.1%
Bristol-Myers Squibb Co.	45,064	2,224,810
Eli Lilly & Co.	29,111	3,489,244
Johnson & Johnson	65,265	8,685,466
Merck & Co., Inc.	74,518	5,546,375
Pfizer, Inc.	164,682	6,990,751

		26,936,646

Total Health Care		42,253,954

Industrials - 20.7%
Aerospace & Defense - 5.7%
The Boeing Co.	14,606	5,632,366
Lockheed Martin Corp.	9,431	2,732,066
United Technologies Corp.	27,957	3,300,883

		11,665,315

Air Freight & Logistics - 2.0%
C.H. Robinson Worldwide, Inc.	9,011	781,884
United Parcel Service, Inc. - Class B	32,003	3,373,116

		4,155,000

Building Products - 0.6%
Johnson Controls International plc	34,755	1,173,676

Commercial Services & Supplies - 0.9%
Waste Management, Inc.	19,233	1,840,021

Electrical Equipment - 1.8%
Eaton Corp. plc	21,882	1,668,503
Emerson Electric Co.	29,521	1,932,740

		3,601,243

Industrial Conglomerates - 3.6%
3M Co.	18,875	3,780,662
Honeywell International, Inc.	25,085	3,602,959

		7,383,621

3

Investment Portfolio - January 31, 2019

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Machinery - 2.9%
Caterpillar, Inc.	16,516	$2,199,271
Cummins, Inc.	8,380	1,232,782
Illinois Tool Works, Inc.	10,526	1,445,325
Ingersoll-Rand plc	11,399	1,140,356

		6,017,734

Road & Rail - 2.7%
Norfolk Southern Corp.	9,573	1,605,775
Union Pacific Corp.	25,138	3,998,702

		5,604,477

Trading Companies & Distributors - 0.5%
Fastenal Co.	18,088	1,093,600

Total Industrials		42,534,687

Information Technology - 15.4%
Communications Equipment - 3.5%
Cisco Systems, Inc.	128,458	6,074,779
Motorola Solutions, Inc.	10,100	1,180,791

		7,255,570

Electronic Equipment, Instruments & Components - 0.8%
Corning, Inc.	47,652	1,584,906

IT Services - 3.8%
Automatic Data Processing, Inc.	19,143	2,676,957
International Business Machines Corp.	27,329	3,673,564
Paychex, Inc.	19,739	1,397,521

		7,748,042

Semiconductors & Semiconductor Equipment - 6.9%
Broadcom, Inc.	10,628	2,850,961
Intel Corp.	129,079	6,082,202
KLA-Tencor Corp.	9,169	977,140
Maxim Integrated Products, Inc.	14,247	773,185
Texas Instruments, Inc.	33,961	3,419,193

		14,102,681

Technology Hardware, Storage & Peripherals - 0.4%
Western Digital Corp.	18,245	820,843

Total Information Technology		31,512,042

Materials - 2.2%
Chemicals - 1.1%
Eastman Chemical Co.	8,808	710,101

4

Investment Portfolio - January 31, 2019

(unaudited)

DISCIPLINED VALUE SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Chemicals (continued)
LyondellBasell Industries N.V. - Class A	17,869	$1,554,067

		2,264,168

Containers & Packaging - 0.5%
Packaging Corp. of America	6,155	580,540
Westrock Co.	12,485	508,264

		1,088,804

Metals & Mining - 0.6%
Nucor Corp.	18,578	1,137,717

Total Materials		4,490,689

TOTAL COMMON STOCKS
(Identified Cost $199,265,634)		201,467,220

SHORT-TERM INVESTMENT - 1.9%

Dreyfus Government Cash Management, Institutional Shares, 2.30%[1],
(Identified Cost $3,954,763)	3,954,763	3,954,763

TOTAL INVESTMENTS - 100.1%
(Identified Cost $203,220,397)		205,421,983
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(140,518)

NET ASSETS - 100%		$205,281,465

1Rate shown is the current yield as of January 31, 2019.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

Investment Portfolio - January 31, 2019

(unaudited)

The following is a summary of the valuation levels used for major security types as of January 31, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Equity Securities:
Communication Services	$4,232,274	$4,232,274	$—	$—
Consumer Discretionary	19,788,645	19,788,645	—	—
Consumer Staples	33,265,813	33,265,813	—	—
Energy	3,954,307	3,954,307	—	—
Financials	19,434,809	19,434,809	—	—
Health Care	42,253,954	42,253,954	—	—
Industrials	42,534,687	42,534,687	—	—
Information Technology	31,512,042	31,512,042	—	—
Materials	4,490,689	4,490,689	—	—
Mutual fund	3,954,763	3,954,763	—	—

Total assets	$205,421,983	$205,421,983	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2018 or January 31, 2019.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - January 31, 2019

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS - 94.7%

Communication Services - 8.5%
Entertainment - 3.4%
NetEase, Inc. - ADR (China)	13,490	$3,398,536
Nexon Co. Ltd. (Japan)*	846,100	12,872,115
Sea Ltd. - ADR (Thailand)*	478,160	6,699,022

		22,969,673

Interactive Media & Services - 2.5%
Tencent Holdings Ltd. - Class H (China)	369,900	16,465,957

Media - 2.6%
Quebecor, Inc. - Class B (Canada)	355,543	8,369,378
Shaw Communications, Inc. - Class B (Canada)	429,520	8,721,484

		17,090,862

Total Communication Services		56,526,492

Consumer Discretionary - 5.6%
Hotels, Restaurants & Leisure - 1.0%
Restaurant Brands International, Inc. (Canada)	103,065	6,457,022

Internet & Direct Marketing Retail - 1.5%
Alibaba Group Holding Ltd. - ADR (China)*	40,920	6,894,611
Despegar.com Corp. (Argentina)*	217,215	3,262,569

		10,157,180

Specialty Retail - 1.0%
Industria de Diseno Textil S.A. (Spain)	237,490	6,643,343

Textiles, Apparel & Luxury Goods - 2.1%
lululemon athletica, Inc. (United States)*	95,895	14,174,240

Total Consumer Discretionary		37,431,785

Consumer Staples - 22.9%
Beverages - 9.8%
Ambev S.A. - ADR (Brazil)	2,972,481	14,297,634
Anheuser-Busch InBev S.A./N.V. (Belgium)	366,700	28,017,032
Diageo plc (United Kingdom)	605,140	23,095,978

		65,410,644

Food Products - 6.0%
Danone S.A. (France)	225,925	16,440,926
Nestle S.A. (Switzerland)	268,265	23,388,386

		39,829,312

Personal Products - 6.0%
Beiersdorf AG (Germany)	113,501	11,361,630
Unilever plc - ADR (United Kingdom)	552,285	29,050,191

		40,411,821

1

Investment Portfolio - January 31, 2019

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Tobacco - 1.1%
British American Tobacco plc - ADR (United Kingdom)	201,865	$7,121,797

Total Consumer Staples		152,773,574

Energy - 4.7%
Energy Equipment & Services - 3.6%
Schlumberger Ltd. (United States)	546,940	24,180,217

Oil, Gas & Consumable Fuels - 1.1%
Cameco Corp. (Canada)	598,780	7,257,214

Total Energy		31,437,431

Financials - 11.3%
Banks - 6.9%
The Bank Of N.T. Butterfield & Son Ltd. (Bermuda)	151,805	5,320,765
Bankia S.A. (Spain)	3,625,191	10,567,320
Bankinter S.A. (Spain)	1,369,680	10,694,784
CaixaBank S.A. (Spain)	3,113,675	11,775,883
FinecoBank Banca Fineco S.p.A. (Italy)	727,835	7,914,435

		46,273,187

Capital Markets - 4.4%
Deutsche Boerse AG (Germany)	60,920	8,111,353
Julius Baer Group Ltd. (Switzerland)	327,220	13,151,710
London Stock Exchange Group plc (United Kingdom)	137,150	8,248,312

		29,511,375

Total Financials		75,784,562

Health Care - 13.4%
Health Care Equipment & Supplies - 4.6%
Getinge AB - Class B (Sweden)	335,152	3,784,296
Medtronic plc (United States)	231,480	20,460,517
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	7,524,000	6,304,083

		30,548,896

Life Sciences Tools & Services - 2.3%
QIAGEN N.V. (United States)*	178,359	6,604,634
QIAGEN N.V. (United States)*	233,707	8,631,666

		15,236,300

Pharmaceuticals - 6.5%
Merck KGaA (Germany)	50,440	5,296,142
Novartis AG - ADR (Switzerland)	298,380	26,114,218
Perrigo Co. plc (United States)	262,935	12,213,331

		43,623,691

Total Health Care		89,408,887

2

Investment Portfolio - January 31, 2019

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials - 9.1%
Aerospace & Defense - 2.0%
BAE Systems plc (United Kingdom)	1,941,325	$13,059,992

Airlines - 0.9%
Ryanair Holdings plc - ADR (Ireland)*	83,810	5,950,510

Construction & Engineering - 2.2%
FLSmidth & Co. A/S (Denmark)	34,785	1,630,389
Vinci S.A. (France)	149,280	13,135,187

		14,765,576

Machinery - 2.5%
Epiroc AB - Class A (Sweden)*	161,560	1,551,353
Metso OYJ (Finland)	58,795	1,729,646
The Weir Group plc (United Kingdom)	682,921	13,514,716

		16,795,715

Transportation Infrastructure - 1.5%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	883,100	4,932,678
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	57,715	5,202,430

		10,135,108

Total Industrials		60,706,901

Information Technology - 8.8%
Electronic Equipment, Instruments & Components - 1.7%
Keyence Corp. (Japan)	21,600	11,115,696

IT Services - 4.9%
Amdocs Ltd. (United States)	401,971	22,462,140
InterXion Holding N.V. (Netherlands)*	176,755	10,612,370

		33,074,510

Software - 1.1%
Sophos Group plc (United Kingdom)[1]	1,694,538	7,503,150

Technology Hardware, Storage & Peripherals - 1.1%
Samsung Electronics Co. Ltd. (South Korea)	171,145	7,135,742

Total Information Technology		58,829,098

Materials - 8.8%
Chemicals - 7.2%
Akzo Nobel N.V. (Netherlands)	206,409	17,765,027
Mexichem S.A.B. de C.V. (Mexico)	2,344,600	6,278,914
OCI N.V. (Netherlands)*	218,505	4,620,852
Solvay S.A. (Belgium)	176,180	19,180,642

		47,845,435

Metals & Mining - 1.6%
Antofagasta plc (Chile)	318,930	3,645,978

3

Investment Portfolio - January 31, 2019

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Metals & Mining (continued)
First Quantum Minerals Ltd. (Zambia)	314,985	$3,646,198
Lundin Mining Corp. (Chile)	730,143	3,334,113

		10,626,289

Total Materials		58,471,724

Real Estate - 1.6%
Equity Real Estate Investment Trusts (REITS) - 1.6%
Unibail-Rodamco-Westfield (France)	59,910	10,774,895

TOTAL COMMON STOCKS (Identified Cost $688,041,215)		632,145,349

SHORT-TERM INVESTMENT - 4.5%

Dreyfus Government Cash Management, Institutional Shares, 2.30%[2], (Identified Cost $30,197,620)	30,197,620	30,197,620

TOTAL INVESTMENTS - 99.2% (Identified Cost $718,238,835)		662,342,969
OTHER ASSETS, LESS LIABILITIES - 0.8%		5,417,122

NET ASSETS - 100%		$667,760,091

ADR - American Depositary Receipt

*Non-income producing security.

1Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $7,503,150, or 1.1% of the Series’ net assets as of October 31, 2018.

2Rate shown is the current yield as of January 31, 2019.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

United States - 16.3%; United Kingdom - 15.2%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

Investment Portfolio - January 31, 2019

(unaudited)

The following is a summary of the valuation levels used for major security types as of January 31, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2		LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$37,431,785	$30,788,442	$6,643,343	#	$—
Consumer Staples	152,773,574	50,469,622	102,303,952	#	—
Energy	31,437,431	31,437,431	—		—
Financials	75,784,562	5,320,765	70,463,797	#	—
Health Care	89,408,887	65,392,700	24,016,187	#	—
Industrials	60,706,901	16,085,618	44,621,283	#	—
Information Technology	58,829,098	33,074,510	25,754,588	#	—
Materials	58,471,724	13,259,225	45,212,499	#	—
Real Estate	10,774,895	—	10,774,895	#	—
Communication Services	56,526,492	27,188,420	29,338,072	#	—
Mutual fund	30,197,620	30,197,620	—		—

Total assets	$662,342,969	$303,214,353	$359,128,616		$—

#Consists of certain foreign securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2018 or January 31, 2019.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - January 31, 2019

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	SHARES	VALUE

COMMON STOCKS - 27.7%

Communication Services - 1.7%
Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc.	14,370	$791,212
Zayo Group Holdings, Inc.*	32,390	889,106

		1,680,318

Entertainment - 0.2%
Electronic Arts, Inc.*	25,200	2,324,448

Interactive Media & Services - 1.0%
Alphabet, Inc. - Class A*	1,430	1,610,023
Alphabet, Inc. - Class C*[1]	2,650	2,958,381
Tencent Holdings Ltd. - Class H (China)	96,160	4,280,526

		8,848,930

Media - 0.3%
Comcast Corp. - Class A	24,579	898,854
Quebecor, Inc. - Class B (Canada)	43,590	1,026,096
Shaw Communications, Inc. - Class B (Canada)	40,835	829,162

		2,754,112

Total Communication Services		15,607,808

Consumer Discretionary - 1.9%
Automobiles - 0.1%
Honda Motor Co., Ltd. - ADR (Japan)	17,892	538,012

Hotels, Restaurants & Leisure - 0.1%
McDonald’s Corp.	6,009	1,074,289

Household Durables - 0.1%
Newell Brands, Inc.	30,960	656,662

Internet & Direct Marketing Retail - 0.7%
Amazon.com, Inc.*	910	1,564,044
Booking Holdings, Inc.*[1]	2,700	4,948,587

		6,512,631

Multiline Retail - 0.2%
Dollar General Corp.	6,955	802,816
Target Corp.	13,021	950,533

		1,753,349

Specialty Retail - 0.4%
The Home Depot, Inc.	7,665	1,406,757
Industria de Diseno Textil S.A. (Spain)	73,590	2,058,544
O’Reilly Automotive, Inc.*	1,415	487,694

		3,952,995

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods - 0.3%
lululemon athletica, Inc.*	16,590	$2,452,168

Total Consumer Discretionary		16,940,106

Consumer Staples - 3.8%
Beverages - 2.1%
Ambev S.A. - ADR (Brazil)	411,680	1,980,181
Anheuser-Busch InBev S.A./N.V. (Belgium)	55,530	4,242,666
The Coca-Cola Co.	65,615	3,158,050
Diageo plc (United Kingdom)	102,271	3,903,310
Molson Coors Brewing Co. - Class B	8,745	582,504
PepsiCo, Inc.	43,197	4,867,006

		18,733,717

Food & Staples Retailing - 0.2%
Walgreens Boots Alliance, Inc.	7,246	523,596
Walmart, Inc.	17,553	1,682,104

		2,205,700

Food Products - 1.0%
J&J Snack Foods Corp.	3,957	610,763
The Kraft Heinz Co.	8,949	430,089
Mondelez International, Inc. - Class A	99,978	4,624,982
Nestle S.A. (Switzerland)	38,795	3,382,299

		9,048,133

Household Products - 0.1%
Colgate-Palmolive Co.	14,721	952,154

Personal Products - 0.4%
Unilever plc - ADR (United Kingdom)	73,884	3,886,298

Total Consumer Staples		34,826,002

Energy - 1.3%
Energy Equipment & Services - 0.6%
Diamond Offshore Drilling, Inc.*	48,385	528,848
Halliburton Co.	65,800	2,063,488
Schlumberger Ltd.	40,150	1,775,032
Transocean Ltd.*	82,610	707,968

		5,075,336

Oil, Gas & Consumable Fuels - 0.7%
BP plc - ADR (United Kingdom)	21,284	875,198
Chevron Corp.	7,036	806,677
China Petroleum & Chemical Corp. - ADR (China)	9,589	800,202
Exxon Mobil Corp.	26,473	1,939,941
Hess Corp.	14,196	766,584

1

Investment Portfolio - January 31, 2019

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp.	5,481	$363,171
Royal Dutch Shell plc - Class B - ADR (Netherlands)	6,970	437,716
Valero Energy Corp.	4,775	419,340

		6,408,829

Total Energy		11,484,165

Financials - 3.1%
Banks - 1.1%
Bank of America Corp.	52,680	1,499,800
Citigroup, Inc.	18,828	1,213,653
Fifth Third BanCorp	5,825	156,227
Huntington Bancshares, Inc.	10,830	143,389
JPMorgan Chase & Co.	30,437	3,150,230
KeyCorp	21,473	353,660
The PNC Financial Services Group, Inc.	2,019	247,671
Regions Financial Corp.	13,670	207,374
SunTrust Banks, Inc.	3,565	211,832
U.S. BanCorp	13,728	702,324
Wells Fargo & Co.	46,430	2,270,891

		10,157,051

Capital Markets - 1.5%
Ares Management Corp. - Class A	19,095	398,322
BlackRock, Inc.	2,690	1,116,565
The Blackstone Group LP	16,785	565,655
Cboe Global Markets, Inc.	18,260	1,703,110
The Charles Schwab Corp.	35,635	1,666,649
CME Group, Inc.	8,730	1,591,304
E*TRADE Financial Corp.	16,680	778,289
Intercontinental Exchange, Inc.	20,730	1,591,235
Moody’s Corp.	13,445	2,131,167
S&P Global, Inc.	11,340	2,173,311

		13,715,607

Diversified Financial Services - 0.3%
Berkshire Hathaway, Inc. - Class B*	11,080	2,277,383

Insurance - 0.2%
The Allstate Corp.	2,705	237,688
Arthur J. Gallagher & Co.	4,320	322,747
Chubb Ltd.	2,735	363,892
Lincoln National Corp.	3,505	205,007
Old Republic International Corp.	13,000	261,950
Principal Financial Group, Inc.	3,896	195,073
Willis Towers Watson plc	1,755	285,696

		1,872,053

Total Financials		28,022,094

	SHARES	VALUE

COMMON STOCKS (continued)

Health Care - 5.6%
Biotechnology - 1.4%
AbbVie, Inc.	11,094	$890,737
Amgen, Inc.	5,200	972,972
BioMarin Pharmaceutical, Inc.*	17,495	1,717,484
Gilead Sciences, Inc.	10,890	762,409
Incyte Corp.*	40,925	3,298,146
Regeneron Pharmaceuticals, Inc.*	3,910	1,678,446
Seattle Genetics, Inc.*	28,615	2,187,044
Vertex Pharmaceuticals, Inc.*	7,575	1,446,143

		12,953,381

Health Care Equipment & Supplies - 0.8%
Koninklijke Philips N.V. (Netherlands)	9,954	392,486
Medtronic plc	82,719	7,311,532

		7,704,018

Health Care Providers & Services - 0.3%
CVS Health Corp.	9,199	602,994
DaVita, Inc.*	37,150	2,085,230

		2,688,224

Pharmaceuticals - 3.1%
AstraZeneca plc (United Kingdom)	8,370	606,337
Bristol-Myers Squibb Co.	17,798	878,687
Eli Lilly & Co.	12,595	1,509,637
Johnson & Johnson	59,614	7,933,431
Merck & Co., Inc.	59,679	4,441,908
Merck KGaA (Germany)	31,150	3,270,714
Novartis AG - ADR (Switzerland)	70,800	6,196,416
Pfizer, Inc.	38,311	1,626,302
Sanofi (France)	4,838	420,508
Sanofi - ADR (France)	21,052	914,709

		27,798,649

Total Health Care		51,144,272

Industrials - 1.6%
Aerospace & Defense - 0.3%
The Boeing Co.	3,755	1,448,003
Lockheed Martin Corp.	2,306	668,025
United Technologies Corp.	6,558	774,303

		2,890,331

Air Freight & Logistics - 0.3%
FedEx Corp.	9,630	1,709,999
United Parcel Service, Inc. - Class B	7,238	762,885

		2,472,884

2

Investment Portfolio - January 31, 2019

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Airlines - 0.1%
Delta Air Lines, Inc.	6,760	$334,147
Southwest Airlines Co.	6,075	344,817

		678,964

Building Products - 0.1%
Johnson Controls International plc	16,850	569,024

Commercial Services & Supplies - 0.2%
Covanta Holding Corp.	39,495	635,870
Waste Management, Inc.	10,550	1,009,318

		1,645,188

Construction & Engineering - 0.0%##
Comfort Systems USA, Inc.	6,455	309,646

Electrical Equipment - 0.1%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	22,393	428,826
Emerson Electric Co.	6,914	452,660

		881,486

Industrial Conglomerates - 0.2%
3M Co.	6,395	1,280,918
Honeywell International, Inc.	6,188	888,782

		2,169,700

Machinery - 0.1%
Caterpillar, Inc.	3,909	520,522
Mueller Water Products, Inc. - Class A	33,065	326,682

		847,204

Road & Rail - 0.2%
Kansas City Southern	7,379	780,329
Union Pacific Corp.	6,415	1,020,434

		1,800,763

Total Industrials		14,265,190

Information Technology - 4.0%
Communications Equipment - 0.1%

Cisco Systems, Inc.	29,704	1,404,702

IT Services - 1.9%
Automatic Data Processing, Inc.	4,509	630,539
International Business Machines Corp.	6,470	869,697
InterXion Holding N.V. (Netherlands)*	48,725	2,925,449
LiveRamp Holdings, Inc.*	53,455	2,322,085
Mastercard, Inc. - Class A1	25,690	5,423,930

	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
Visa, Inc. - Class A1	34,570	$4,667,296

		16,838,996

Semiconductors & Semiconductor Equipment - 1.0%
Broadcom, Inc.	2,646	709,790
Intel Corp.	63,987	3,015,067
Qorvo, Inc.*[1]	55,650	3,637,284
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	35,076	1,319,559
Texas Instruments, Inc.	8,690	874,909

		9,556,609

Software - 0.9%
Microsoft Corp.	58,657	6,125,551
ServiceNow, Inc.*[1]	9,910	2,180,398

		8,305,949

Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.	4,164	693,056

Total Information Technology		36,799,312

Materials - 1.4%
Chemicals - 0.2%
DowDuPont, Inc.	11,275	606,708
FMC Corp.	7,905	630,819
LyondellBasell Industries N.V. - Class A	4,361	379,276
RPM International, Inc.	8,035	459,281

		2,076,084

Containers & Packaging - 1.0%
Ball Corp.	80,000	4,182,400
Graphic Packaging Holding Co.	71,446	862,353
Sealed Air Corp.	81,505	3,219,448
Sonoco Products Co.	12,412	714,683

		8,978,884

Metals & Mining - 0.2%
BHP Group Ltd. - ADR (Australia)	15,623	799,741
Rio Tinto plc - ADR (Australia)	11,758	661,623

		1,461,364

Total Materials		12,516,332

Real Estate - 3.1%
Equity Real Estate Investment Trusts (REITS) - 3.1%
Acadia Realty Trust	3,435	98,688
Agree Realty Corp.	2,150	141,965
Alexandria Real Estate Equities, Inc.	770	101,417

3

Investment Portfolio - January 31, 2019

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
American Campus Communities, Inc.	3,435	$158,079
American Homes 4 Rent - Class A	19,065	421,527
American Tower Corp.	11,560	1,998,030
Americold Realty Trust	3,115	91,332
Apartment Investment & Management Co. - Class A	6,140	304,053
Apple Hospitality REIT, Inc.	6,060	99,445
AvalonBay Communities, Inc.	5,840	1,126,653
Boston Properties, Inc.	4,970	655,394
Brandywine Realty Trust	27,195	409,285
Camden Property Trust	1,005	97,435
Chesapeake Lodging Trust	4,965	141,403
Community Healthcare Trust, Inc.	16,947	559,590
CoreCivic, Inc.	24,210	481,053
Cousins Properties, Inc.	48,295	427,411
Crown Castle International Corp.	7,348	860,157
CubeSmart	2,780	86,041
Digital Realty Trust, Inc.	4,660	504,864
Equinix, Inc.	8,940	3,522,360
Equity LifeStyle Properties, Inc.	2,175	230,289
Equity Residential	9,260	671,906
Essex Property Trust, Inc.	1,550	420,360
Extra Space Storage, Inc.	2,260	222,859
Federal Realty Investment Trust	775	102,742
First Industrial Realty Trust, Inc.	5,085	166,381
Getty Realty Corp.	6,000	192,360
HCP, Inc.	10,695	337,320
Healthcare Realty Trust, Inc.	16,550	534,400
Healthcare Trust of America, Inc. - Class A	22,500	639,450
Hibernia REIT plc (Ireland)	105,835	159,176
Host Hotels & Resorts, Inc.	13,775	248,777
Independence Realty Trust, Inc.	38,880	406,296
Invitation Homes, Inc.	14,260	320,707
Jernigan Capital, Inc.	27,150	588,612
Kimco Realty Corp.	9,020	153,430
Lexington Realty Trust	43,200	415,152
Liberty Property Trust	8,025	378,299
Mid-America Apartment Communities, Inc.	2,745	278,014
National Retail Properties, Inc.	3,620	190,810
National Storage Affiliates Trust	2,980	86,718
Physicians Realty Trust	37,795	684,467
Plymouth Industrial REIT, Inc.	12,334	197,837
Prologis, Inc.	12,775	883,519
Public Storage	2,470	524,924
Realty Income Corp.	1,640	112,652

	SHARES/
	PRINCIPAL
	AMOUNT[2]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
SBA Communications Corp.*	10,025	$1,829,863
Simon Property Group, Inc.	5,880	1,070,866
STAG Industrial, Inc.	17,160	473,101
STORE Capital Corp.	3,270	105,686
Sun Communities, Inc.	3,585	394,027
Sunstone Hotel Investors, Inc.	12,935	184,970
Tier REIT, Inc.	15,390	361,665
UDR, Inc.	9,900	433,125
UMH Properties, Inc.	7,070	99,192
Unibail-Rodamco-Westfield (France)	1,150	206,829
Urban Edge Properties	13,135	268,217
Ventas, Inc.	3,395	218,944
VEREIT, Inc.	35,665	288,173
Vornado Realty Trust	4,505	314,945
Weingarten Realty Investors	8,610	247,021
Welltower, Inc.	4,070	315,384

Total Real Estate		28,245,647

Utilities - 0.2%
Electric Utilities - 0.0%##
Exelon Corp.	7,455	356,051

Independent Power and Renewable Electricity Producers - 0.1%
Boralex, Inc. - Class A (Canada)	14,085	200,349
Innergex Renewable Energy, Inc. (Canada)	23,430	256,420
Northland Power, Inc. (Canada)	14,100	256,149
Pattern Energy Group, Inc. - Class A	13,850	294,728

		1,007,646

Multi-Utilities - 0.1%
CMS Energy Corp.	10,611	553,258

Total Utilities		1,916,955

TOTAL COMMON STOCKS
(Identified Cost $223,679,090)		251,767,883

CORPORATE BONDS - 22.3%

Non-Convertible Corporate Bonds - 22.3%
Diversified Telecommunication Services - 1.6%
AT&T, Inc., 4.25%, 3/1/2027	5,690,000	5,758,775
Verizon Communications, Inc., 5.50%, 3/16/2047	7,950,000	8,895,804

		14,654,579

Media - 0.8%
CSC Holdings LLC[3], 5.50%, 5/15/2026	235,000	232,650

4

Investment Portfolio - January 31, 2019

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Media (continued)
Discovery Communications LLC, 5.20%, 9/20/2047	6,640,000	$6,276,394
Telenet Finance Luxembourg Notes
S.A.R.L (Belgium)[3], 5.50%, 3/1/2028	400,000	378,000
UPCB Finance IV Ltd. (Netherlands)[3], 5.375%, 1/15/2025	225,000	216,562

		7,103,606

Wireless Telecommunication Services - 0.1%
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	463,000	443,323
Inmarsat Finance plc (United Kingdom)[3], 4.875%, 5/15/2022	170,000	164,475

		607,798

Total Communication Services		22,365,983

Consumer Discretionary - 3.2%
Automobiles - 1.4%
General Motors Co.[4], (3 mo. LIBOR US + 0.900%), 3.667%, 9/10/2021	5,905,000	5,780,995
General Motors Financial Co., Inc., 3.15%, 1/15/2020	6,700,000	6,700,454

		12,481,449

Household Durables - 0.3%
Century Communities, Inc., 5.875%, 7/15/2025	498,000	458,160
LGI Homes, Inc.[3], 6.875%, 7/15/2026	350,000	336,875
Meritage Homes Corp., 5.125%, 6/6/2027	185,000	165,978
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	990,000	990,000
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	260,000	250,575
Weekley Homes LLC - Weekley Finance Corp., 6.625%, 8/15/2025	350,000	322,000

		2,523,588

Internet & Direct Marketing Retail - 0.9%
Booking Holdings, Inc., 3.60%, 6/1/2026	8,750,000	8,602,690

Multiline Retail - 0.6%
Macy’s Retail Holdings, Inc., 7.00%, 2/15/2028	2,600,000	2,701,140

PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Multiline Retail (continued)
Macy’s Retail Holdings, Inc., 6.90%, 4/1/2029	2,610,000	$2,740,047

		5,441,187

Total Consumer Discretionary		29,048,914

Energy - 4.6%
Energy Equipment & Services - 0.0%##
Shelf Drilling Holdings Ltd. (United Arab Emirates)[3], 8.25%, 2/15/2025	250,000	226,875
TerraForm Power Operating, LLC[3], 5.00%, 1/31/2028	190,000	176,462

		403,337

Oil, Gas & Consumable Fuels - 4.6%
American Midstream Partners LP - American Midstream Finance Corp.[3], 9.50%, 12/15/2021	270,000	251,100
Boardwalk Pipelines LP, 5.95%, 6/1/2026	8,890,000	9,130,167
Bruin E&P Partners, LLC[3], 8.875%, 8/1/2023	240,000	228,451
DCP Midstream Operating LP3, 5.35%, 3/15/2020	165,000	167,475
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	359,000	349,128
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	430,000	436,450
Genesis Energy LP - Genesis Energy Finance Corp., 5.625%, 6/15/2024	200,000	184,000
Jonah Energy LLC - Jonah Energy Finance Corp.[3], 7.25%, 10/15/2025	495,000	366,300
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	8,030,000	9,480,927
Kinder Morgan, Inc - Germany, 3.05%, 12/1/2019	6,670,000	6,671,314
Lonestar Resources America, Inc.[3], 11.25%, 1/1/2023	215,000	206,400
Rockies Express Pipeline, LLC[3], 5.625%, 4/15/2020	315,000	320,513
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	7,880,000	8,538,496
SemGroup Corp. - Rose Rock Finance Corp., 5.625%, 7/15/2022	220,000	209,000
Southwestern Energy Co.[5], 6.20%, 1/23/2025	345,000	334,650

5

Investment Portfolio - January 31, 2019

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
W&T Offshore, Inc.[3], 9.75%, 11/1/2023	260,000	$252,850
The Williams Companies, Inc., 3.75%, 6/15/2027	4,410,000	4,290,526

		41,417,747

Total Energy		41,821,084

Financials - 7.2%
Banks - 4.3%
Bank of America Corp., 4.00%, 1/22/2025	8,600,000	8,667,590
Citigroup, Inc., 8.125%, 7/15/2039	3,240,000	4,724,741
Credit Suisse AG - New York NY (Switzerland), 5.40%, 1/14/2020	6,550,000	6,684,971
JPMorgan Chase & Co., 6.30%, 4/23/2019	8,230,000	8,292,982
JPMorgan Chase & Co.[6], (3 mo. LIBOR US + 1.000%), 4.023%, 12/5/2024	4,560,000	4,672,339
Santander Holdings USA, Inc., 4.50%, 7/17/2025	5,630,000	5,732,672

		38,775,295

Capital Markets - 1.4%
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025	3,180,000	3,209,521
LPL Holdings, Inc.[3], 5.75%, 9/15/2025	215,000	211,410
Morgan Stanley[4], (3 mo. LIBOR US + 1.220%), 3.811%, 5/8/2024	9,330,000	9,352,299

		12,773,230

Consumer Finance - 0.1%
Navient Corp., 7.25%, 9/25/2023	205,000	208,588
SLM Corp., 5.125%, 4/5/2022	465,000	451,050

		659,638

Diversified Financial Services - 0.8%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 4.45%, 10/1/2025	6,440,000	6,301,479
Fidelity & Guaranty Life Holdings, Inc.[3], 5.50%, 5/1/2025	220,000	211,750
FS Energy & Power Fund[3], 7.50%, 8/15/2023	355,000	352,781
Oxford Finance, LLC - Oxford Finance Co.- Issuer II, Inc.[3], 6.375%, 12/15/2022	350,000	354,375

		7,220,385

	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Insurance - 0.6%
Prudential Financial, Inc.[6], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	5,340,000	$5,553,600

Total Financials		64,982,148

Health Care - 0.2%
Health Care Providers & Services - 0.2%
DaVita, Inc., 5.00%, 5/1/2025	285,000	274,313
Fresenius Medical Care US Finance II, Inc. (Germany)[3], 5.625%, 7/31/2019	1,000,000	1,009,785
MEDNAX, Inc.[3], 6.25%, 1/15/2027	325,000	327,438

		1,611,536

Pharmaceuticals - 0.0%##
Horizon Pharma, Inc. - Horizon Pharma USA, Inc.[3], 8.75%, 11/1/2024	400,000	422,800

Total Health Care		2,034,336

Industrials - 2.4%
Airlines - 0.2%
Allegiant Travel Co., 5.50%, 7/15/2019	254,000	256,223
American Airlines Group, Inc.[3], 5.50%, 10/1/2019	1,025,000	1,032,278

		1,288,501

Commercial Services & Supplies - 0.1%
The ADT Security Corp., 5.25%, 3/15/2020	165,000	167,475
The ADT Security Corp., 4.125%, 6/15/2023	260,000	250,250
Covanta Holding Corp., 6.00%, 1/1/2027	235,000	225,013
W/S Packaging Holdings, Inc.[3], 9.00%, 4/15/2023	355,000	356,775

		999,513

Construction & Engineering - 0.1%
Tutor Perini Corp.[3], 6.875%, 5/1/2025	359,000	355,058

Industrial Conglomerates - 0.5%
General Electric Co.[6,7], (3 mo. LIBOR US + 3.330%), 5.00%	5,550,000	4,856,250

Machinery - 0.7%
CNH Industrial Capital LLC, 3.375%, 7/15/2019	6,410,000	6,421,467

Marine - 0.1%
Borealis Finance, LLC[3], 7.50%, 11/16/2022	440,000	416,900

6

Investment Portfolio - January 31, 2019

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Marine (continued)
Global Ship Lease, Inc. (United Kingdom)[3], 9.875%, 11/15/2022	467,000	$453,574

		870,474

Trading Companies & Distributors - 0.7%
Aircastle Ltd., 6.25%, 12/1/2019	225,000	229,838
Fortress Transportation & Infrastructure Investors, LLC[3], 6.50%, 10/1/2025	260,000	249,600
International Lease Finance Corp., 6.25%, 5/15/2019	5,764,000	5,813,148
Park Aerospace Holdings Ltd. (Ireland)[3], 4.50%, 3/15/2023	371,000	364,044

		6,656,630

Transportation Infrastructure - 0.0%##
Eagle Bulk Shipco, LLC, 8.25%, 11/28/2022	196,000	194,040

Total Industrials		21,641,933

Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Broadcom Corp. - Broadcom Cayman Finance Ltd., 2.375%, 1/15/2020	6,720,000	6,667,971
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	386,000	366,700

		7,034,671

Software - 0.0%##
Nuance Communications, Inc., 5.625%, 12/15/2026	225,000	220,500

Total Information Technology		7,255,171

Materials - 0.8%
Chemicals - 0.0%##
LSB Industries, Inc.[3], 9.625%, 5/1/2023	300,000	305,250

Containers & Packaging - 0.0%##
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[3], 6.00%, 2/15/2025	220,000	213,950

Metals & Mining - 0.8%
First Quantum Minerals Ltd. (Zambia)[3], 7.25%, 4/1/2023	100,000	95,751
Mountain Province Diamonds, Inc. (Canada)[3], 8.00%, 12/15/2022	420,000	424,200
Northwest Acquisitions ULC - Dominion Finco, Inc.[3], 7.125%, 11/1/2022	420,000	418,404

PRINCIPAL AMOUNT2/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Petra Diamonds US Treasury plc (South Africa)[3], 7.25%, 5/1/2022	225,000	$211,500
Southern Copper Corp. (Peru), 5.375%, 4/16/2020	5,460,000	5,610,696
Techniplas LLC[3], 10.00%, 5/1/2020	300,000	280,125

		7,040,676

Total Materials		7,559,876

Real Estate - 0.5%
Equity Real Estate Investment Trusts (REITS) - 0.5%
American Homes 4 Rent LP, 4.25%, 2/15/2028	3,180,000	3,063,048
Greystar Real Estate Partners, LLC[3], 5.75%, 12/1/2025	370,000	367,225
GTP Acquisition Partners I LLC[3], 2.35%, 6/15/2020	945,000	931,263
iStar, Inc., 5.25%, 9/15/2022	336,000	330,792

Total Real Estate		4,692,328

Utilities - 0.1%
NGL Energy Partners LP - NGL Energy Finance Corp., 6.125%, 3/1/2025	290,000	262,088

Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Yield plc (Spain)[3], 7.00%, 11/15/2019	440,000	441,100
Drax Finco plc (United Kingdom)[3], 6.625%, 11/1/2025	350,000	348,250

		789,350

Total Utilities		1,051,438

TOTAL CORPORATE BONDS (Identified Cost $204,313,172)		202,453,211

MUTUAL FUNDS - 0.3%
iShares iBoxx High Yield Corporate Bond ETF	22,945	1,952,849
iShares Russell 1000 Value ETF	5,710	682,516

TOTAL MUTUAL FUNDS (Identified Cost $2,610,376)		2,635,365

U.S. TREASURY SECURITIES - 23.8%

U.S. Treasury Bonds - 3.1%
U.S. Treasury Bond, 4.75%, 2/15/2037	10,907,000	13,966,073
U.S. Treasury Bond, 2.50%, 2/15/2045	10,673,000	9,703,675

7

Investment Portfolio - January 31, 2019

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES
	PRINCIPAL AMOUNT[2]	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Bonds (continued)
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	4,767,932	$4,451,746

Total U.S. Treasury Bonds (Identified Cost $29,288,867)		28,121,494

U.S. Treasury Notes - 20.7%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	46,237,207	45,623,721
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	4,682,438	4,575,783
U.S. Treasury Note, 1.625%, 4/30/2019	36,175,000	36,102,933
U.S. Treasury Note, 2.00%, 7/31/2022	46,090,000	45,420,255
U.S. Treasury Note, 1.625%, 4/30/2023	19,465,000	18,823,263
U.S. Treasury Note, 2.125%, 5/15/2025	18,885,000	18,460,088
U.S. Treasury Note, 1.625%, 5/15/2026	20,150,000	18,925,258

Total U.S. Treasury Notes (Identified Cost $186,745,462)		187,931,301

TOTAL U.S. TREASURY SECURITIES (Identified Cost $216,034,329)		216,052,795

ASSET-BACKED SECURITIES - 4.1%
CarMax Auto Owner Trust, Series 2017-3, Class A3, 1.97%, 4/15/2022	2,173,000	2,151,006
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A3, 2.00%, 12/10/2023	76,129	75,748
Cazenovia Creek Funding II LLC, Series 2018-1A, Class A3, 3.561%, 7/15/2030	2,171,778	2,161,760
Chesapeake Funding II LLC, Series 2017-2A, Class A1[3], 1.99%, 5/15/2029	6,091,264	6,026,806
Chesapeake Funding II LLC, Series 2017-4A, Class A1[3], 2.12%, 11/15/2029	1,783,506	1,758,564
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A3, 2.56%, 10/15/2025	1,445,000	1,439,972
Enterprise Fleet Financing LLC, Series 2016-2, Class A2[3], 1.74%, 2/22/2022	60,011	59,824

	PRINCIPAL AMOUNT[2]	VALUE

ASSET-BACKED SECURITIES (continued)

Enterprise Fleet Financing LLC, Series 2016-2, Class A3[3], 2.04%, 2/22/2022	980,000	$970,055
Hyundai Auto Lease Securitization Trust, Series 2017-B, Class A3[3], 1.97%, 7/15/2020	3,900,000	3,884,065
Invitation Homes Trust, Series 2017-SFR2, Class A3,4, (1 mo. LIBOR US + 0.850%), 3.358%, 12/17/2036	751,394	744,139
Invitation Homes Trust, Series 2017-SFR2, Class B3,4, (1 mo. LIBOR US + 1.150%), 3.658%, 12/17/2036	570,000	567,567
Progress Residential Trust, Series 2017-SFR2, Class A3, 2.897%, 12/17/2034	1,500,000	1,460,989
SBA Small Business Investment Companies, Series 2015-10B, Class 1, 2.829%, 9/10/2025	4,065,128	4,080,854
SoFi Consumer Loan Program LLC, Series 2017-4, Class A3, 2.50%, 5/26/2026	506,249	500,928
SoFi Consumer Loan Program LLC, Series 2017-5, Class A1[3], 2.14%, 9/25/2026	732,971	730,074
SoFi Professional Loan Program LLC, Series 2017-A, Class A2A3, 1.55%, 3/26/2040	270,950	269,055
SoFi Professional Loan Program LLC, Series 2017-C, Class A2A3, 1.75%, 7/25/2040	98,436	97,737
SoFi Professional Loan Program LLC, Series 2017-D, Class A2FX3, 2.65%, 9/25/2040	1,400,000	1,376,116
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX3, 2.05%, 1/25/2041	381,077	377,625
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX3, 2.84%, 1/25/2041	500,000	490,510
SoFi Professional Loan Program LLC, Series 2018-A, Class A2A3, 2.39%, 2/25/2042	996,322	987,826
SoFi Professional Loan Program LLC, Series 2018-C, Class A1FX3, 3.08%, 1/25/2048	2,632,884	2,631,856
Tax Ease Funding LLC, Series 2016-1A, Class A3, 3.131%, 6/15/2028	389,882	386,553

8

Investment Portfolio - January 31, 2019

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES
	PRINCIPAL AMOUNT[2]	VALUE

ASSET-BACKED SECURITIES (continued)

Tricon American Homes Trust, Series 2016-SFR1, Class A3, 2.589%, 11/17/2033	1,796,067	$1,747,909
Tricon American Homes Trust, Series 2017-SFR2, Class A3, 2.928%, 1/17/2036	1,840,372	1,781,786

TOTAL ASSET-BACKED SECURITIES (Identified Cost $37,054,850)		36,759,324

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.0%
Americold LLC Trust, Series 2010-ARTA, Class A1[3], 3.847%, 1/14/2029	120,703	121,641
BWAY Mortgage Trust, Series 2015-1740, Class A3, 2.917%, 1/10/2035	4,633,000	4,535,733
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class A3, 3.531%, 10/15/2034	2,520,000	2,548,280
Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class A3, 3.178%, 2/10/2035	500,000	496,955
Commercial Mortgage Pass-Through Certificates, Series 2015-DC1, Class A5, 3.35%, 2/10/2048	4,455,000	4,460,300
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[3,8], 2.50%, 5/25/2043	1,269,272	1,199,902
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[3,8], 2.13%, 2/25/2043	823,506	776,529
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	2,430,468	2,476,744
FDIC Trust, Series 2011-R1, Class A3, 2.672%, 7/25/2026	115,849	115,355
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[8], 1.271%, 8/25/2020	20,229,892	311,340
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[8], 1.149%, 4/25/2021	2,607,527	57,691
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[8], 1.478%, 10/25/2021	6,288,664	215,352
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[8], 1.302%, 12/25/2021	7,996,997	245,776

	PRINCIPAL AMOUNT[2]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[8], 1.441%, 6/25/2022	14,894,470	$610,669
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[8], 0.195%, 4/25/2023	74,969,882	557,311
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[8], 0.103%, 5/25/2023	46,503,609	214,851
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	3,061,759	3,148,559
Freddie Mac REMICS, Series 4801, Class BA, 4.50%, 5/15/2044	3,047,597	3,166,478
FREMF Mortgage Trust, Series 2011-K13, Class B3,8, 4.612%, 1/25/2048	2,255,000	2,313,705
FREMF Mortgage Trust, Series 2012-K711, Class B3,8, 3.543%, 8/25/2045	2,200,000	2,199,390
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[3], 0.10%, 6/25/2046	198,353,332	642,744
FREMF Mortgage Trust, Series 2013-K712, Class B3,8, 3.358%, 5/25/2045	1,025,000	1,025,098
FREMF Mortgage Trust, Series 2014-K41, Class B3,8, 3.832%, 11/25/2047	2,227,000	2,251,065
FREMF Mortgage Trust, Series 2014-K716, Class B3,8, 3.949%, 8/25/2047	2,624,000	2,670,733
FREMF Mortgage Trust, Series 2015-K42, Class B3,8, 3.851%, 12/25/2024	490,000	487,176
FREMF Mortgage Trust, Series 2015-K43, Class B3,8, 3.734%, 2/25/2048	500,000	494,010
FREMF Mortgage Trust, Series 2015-K720, Class B3,8, 3.39%, 7/25/2022	270,000	270,754
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[3,8], 3.382%, 12/15/2034	2,495,000	2,480,588
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	2,418,922	2,313,458
GS Mortgage Securities Trust, Series 2010-C2, Class A1[3], 3.849%, 12/10/2043	62,996	63,421

9

Investment Portfolio - January 31, 2019

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES
	PRINCIPAL AMOUNT[2]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[3,8], 3.00%, 3/25/2043	637,480	$621,194
JP Morgan Mortgage Trust, Series 2013-2, Class A2[3,8], 3.50%, 5/25/2043	698,177	689,504
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[3,8], 3.00%, 6/25/2029	912,311	904,564
JP Morgan Mortgage Trust, Series 2017-3, Class 1A5[3,8], 3.50%, 8/25/2047	2,686,425	2,674,949
JP Morgan Mortgage Trust, Series 2017-6, Class A3[3,8], 3.50%, 12/25/2048	1,348,094	1,329,663
JP Morgan Mortgage Trust, Series 2017-6, Class A5[3,8], 3.50%, 12/25/2048	2,096,188	2,087,233
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[3,8], 3.75%, 11/25/2054	789,794	789,374
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[3,8], 3.75%, 8/25/2055	873,045	873,439
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[3,8], 3.75%, 11/25/2056	1,143,340	1,141,698
SBA Small Business Investment Companies, Series 2015-10A, Class 1, 2.517%, 3/10/2025	871,223	866,199
Sequoia Mortgage Trust, Series 2013-2, Class A8, 1.874%, 2/25/2043	808,567	728,867
Sequoia Mortgage Trust, Series 2013-7, Class A2[8], 3.00%, 6/25/2043	808,907	783,602
Sequoia Mortgage Trust, Series 2013-8, Class A1[8], 3.00%, 6/25/2043	992,839	965,536
Starwood Retail Property Trust, Series 2014-STAR, Class A3,4, (1 mo. LIBOR US + 1.220%), 3.729%, 11/15/2027	2,109,110	2,089,369
Towd Point Mortgage Trust, Series 2016-5, Class A1[3,8], 2.50%, 10/25/2056	1,847,326	1,791,893
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX3, 4.004%, 9/13/2028	155,000	157,495
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[3], 4.393%, 11/15/2043	265,000	269,602

	PRINCIPAL AMOUNT[2]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[3,8], 4.869%, 2/15/2044		830,832	$854,952
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[3,8], 3.50%, 1/20/2045		979,401	967,896
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[3,8], 3.50%, 3/20/2045		819,553	817,258

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $64,147,781)			63,875,895

FOREIGN GOVERNMENT BONDS - 2.2%
Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	327,000	256,603
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		8,725,000	8,648,761
The Korea Development Bank (South Korea), 1.375%, 9/12/2019		200,000	198,081
The Korea Development Bank (South Korea)[4], (3 mo. LIBOR US + 0.675%), 3.479%, 9/19/2020		3,000,000	3,005,797
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	7,267,000	378,607
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	2,725,000	137,267
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	4,996,000	248,106
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	908,000	44,397
Province of Ontario (Canada), 1.25%, 6/17/2019		2,044,000	2,033,086
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	590,000	438,878
Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019		4,996,000	4,953,534

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $20,969,521)			20,343,117

U.S. GOVERNMENT AGENCIES - 11.1%
Mortgage-Backed Securities - 11.1%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		120,382	122,323
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		7,669	7,759
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		21,476	21,993

10

Investment Portfolio - January 31, 2019

(unaudited)

PRO-BLEND® CONSERVATIVE
TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	94,259	$95,854
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	25,548	26,166
Fannie Mae, Pool #888815, 4.50%, 11/1/2022	16,889	17,272
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	145,716	148,093
Fannie Mae, Pool #AA1563, 4.50%, 2/1/2024	16,006	16,292
Fannie Mae, Pool #AC1557, 4.50%, 9/1/2024	50,197	51,485
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	21,110	21,960
Fannie Mae, Pool #MA3463, 4.00%, 9/1/2033	4,025,719	4,144,366
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034	705,577	739,973
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034	717,083	752,325
Fannie Mae, Pool #745418, 5.50%, 4/1/2036	437,708	476,813
Fannie Mae, Pool #886904, 6.50%, 9/1/2036	52,343	57,682
Fannie Mae, Pool #909786, 5.50%, 3/1/2037	135,485	147,200
Fannie Mae, Pool #918516, 5.50%, 6/1/2037	53,231	57,843
Fannie Mae, Pool #933521, 5.00%, 1/1/2038	11,358	12,046
Fannie Mae, Pool #889260, 5.00%, 4/1/2038	18,159	19,254
Fannie Mae, Pool #889576, 6.00%, 4/1/2038	399,034	437,390
Fannie Mae, Pool #912948, 5.00%, 5/1/2038	8,574	9,028
Fannie Mae, Pool #975840, 5.00%, 5/1/2038	53,129	55,940
Fannie Mae, Pool #889624, 5.50%, 5/1/2038	345,310	371,026
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	540,588	592,540
Fannie Mae, Pool #986458, 6.00%, 8/1/2038	9,171	9,954
Fannie Mae, Pool #987831, 6.00%, 9/1/2038	9,927	10,708
Fannie Mae, Pool #990897, 6.00%, 9/1/2038	29,933	32,286
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	67,946	74,619

	PRINCIPAL AMOUNT[2]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #993920, 6.00%, 11/1/2038	79,155	$85,377
Fannie Mae, Pool #257497, 6.00%, 12/1/2038	17,957	19,553
Fannie Mae, Pool #AA0675, 6.00%, 12/1/2038	13,160	14,194
Fannie Mae, Pool #971022, 5.00%, 1/1/2039	33,637	35,683
Fannie Mae, Pool #AA1810, 5.00%, 1/1/2039	82,463	87,516
Fannie Mae, Pool #890294, 5.50%, 1/1/2039	688,983	750,327
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	358,743	389,593
Fannie Mae, Pool #983686, 5.00%, 2/1/2039	62,662	66,008
Fannie Mae, Pool #AE0604, 6.00%, 7/1/2039	396,641	434,383
Fannie Mae, Pool #AA6788, 6.00%, 8/1/2039	158,803	171,405
Fannie Mae, Pool #AC0463, 5.00%, 11/1/2039	57,355	61,109
Fannie Mae, Pool #AC5111, 5.00%, 11/1/2039	102,827	109,531
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	877,091	921,626
Fannie Mae, Pool #MA0259, 5.00%, 12/1/2039	49,689	52,959
Fannie Mae, Pool #AC8573, 5.00%, 1/1/2040	83,075	88,546
Fannie Mae, Pool #890326, 5.50%, 1/1/2040	721,247	785,525
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	508,369	556,583
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	208,179	228,166
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	700,558	767,620
Fannie Mae, Pool #AI5172, 4.00%, 8/1/2041	501,552	517,772
Fannie Mae, Pool #AL1410, 4.50%, 12/1/2041	1,114,968	1,169,912
Fannie Mae, Pool #AB4300, 3.50%, 1/1/2042	266,358	269,438
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043	623,944	644,099
Fannie Mae, Pool #AS3622, 3.50%, 10/1/2044	13,394,099	13,536,517
Fannie Mae, Pool #AX5234, 4.50%, 11/1/2044	877,805	914,216

11

Investment Portfolio - January 31, 2019

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AS4103, 4.50%, 12/1/2044	929,817	$974,946
Fannie Mae, Pool #AZ2001, 3.50%, 5/1/2045	2,486,349	2,510,877
Fannie Mae, Pool #AZ9215, 4.00%, 10/1/2045	899,102	924,596
Fannie Mae, Pool #BC3490, 3.50%, 2/1/2046	2,081,140	2,100,059
Fannie Mae, Pool #BC6764, 3.50%, 4/1/2046	1,555,384	1,568,561
Fannie Mae, Pool #BC8677, 4.00%, 5/1/2046	487,366	500,372
Fannie Mae, Pool #BC2098, 4.00%, 6/1/2046	1,000,594	1,027,631
Fannie Mae, Pool #MA2670, 3.00%, 7/1/2046	2,307,346	2,267,781
Fannie Mae, Pool #BD2179, 4.00%, 7/1/2046	219,422	225,339
Fannie Mae, Pool #MA2705, 3.00%, 8/1/2046	2,651,248	2,605,785
Fannie Mae, Pool #BD6987, 4.00%, 10/1/2046	1,161,264	1,192,300
Fannie Mae, Pool #BD6997, 4.00%, 10/1/2046	796,034	817,308
Fannie Mae, Pool #BE3812, 4.00%, 12/1/2046	856,571	879,397
Fannie Mae, Pool #BE7845, 4.50%, 2/1/2047	1,089,900	1,143,273
Fannie Mae, Pool #MA3184, 4.50%, 11/1/2047	3,045,609	3,167,189
Fannie Mae, Pool #CA1922, 5.00%, 6/1/2048	3,743,987	3,942,395
Fannie Mae, Pool #CA2056, 4.50%, 7/1/2048	2,133,422	2,218,008
Fannie Mae, Pool #BK9366, 4.50%, 8/1/2048	2,866,370	2,980,020
Fannie Mae, Pool #BK9598, 4.50%, 8/1/2048	2,666,765	2,772,431
Fannie Mae, Pool #CA2219, 5.00%, 8/1/2048	1,905,230	2,006,198
Fannie Mae, Pool #CA2373, 5.00%, 9/1/2048	7,219,600	7,602,203
Fannie Mae, Pool #AL8674, 5.654%, 1/1/2049	1,255,577	1,365,796
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	15,217	15,286
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	28,546	29,201
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	19,571	20,084

	PRINCIPAL AMOUNT[2]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	27,741	$28,596
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	122,270	128,265
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	996,987	1,046,590
Freddie Mac, Pool #G07655, 5.50%, 12/1/2035	116,223	126,206
Freddie Mac, Pool #G08216, 5.50%, 8/1/2037	288,632	313,116
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	335,260	367,644
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	249,426	269,395
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	113,870	122,193
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	123,832	132,616
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	312,765	335,316
Freddie Mac, Pool #G04471, 5.50%, 7/1/2038	39,070	41,843
Freddie Mac, Pool #G04776, 5.50%, 7/1/2038	258,142	276,434
Freddie Mac, Pool #G05196, 5.50%, 10/1/2038	325,649	351,650
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	286,702	309,328
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	71,023	77,882
Freddie Mac, Pool #G07104, 5.50%, 5/1/2040	224,896	240,679
Freddie Mac, Pool #G06789, 6.00%, 5/1/2040	263,542	288,966
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	1,267,829	1,333,398
Freddie Mac, Pool #A93451, 4.50%, 8/1/2040	1,317,475	1,385,621
Freddie Mac, Pool #G60334, 4.50%, 10/1/2041	1,073,309	1,128,746
Freddie Mac, Pool #Q17513, 3.50%, 4/1/2043	1,873,744	1,898,833
Freddie Mac, Pool #Q24752, 3.50%, 2/1/2044	1,518,224	1,538,468
Freddie Mac, Pool #G60183, 4.00%, 12/1/2044	1,026,566	1,055,677
Freddie Mac, Pool #Q37592, 4.00%, 12/1/2045	1,933,370	1,985,498
Freddie Mac, Pool #G60636, 4.00%, 1/1/2046	1,483,039	1,522,944

12

Investment Portfolio - January 31, 2019

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	PRINCIPAL AMOUNT[2]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #Q38388, 4.00%, 1/1/2046	333,759	$343,104
Freddie Mac, Pool #Q42596, 3.50%, 8/1/2046	2,205,864	2,224,487
Freddie Mac, Pool #Q51334, 4.00%, 10/1/2047	3,325,392	3,414,858
Freddie Mac, Pool #G08786, 4.50%, 10/1/2047	1,892,283	1,978,664
Ginnie Mae, Pool #671161, 5.50%, 11/15/2037	29,676	31,698

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $100,728,781)		100,363,599

SHARES		VALUE

SHORT-TERM INVESTMENT - 1.0%
Dreyfus Government Cash Management, Institutional Shares, 2.30%[9],
(Identified Cost $8,758,870)	8,758,870	$8,758,870

TOTAL INVESTMENTS IN SECURITIES - 99.5%
(Identified Cost $878,296,770)		903,010,059

TOTAL OPTIONS WRITTEN - 0.0%##
(Premiums Received $64,349)		(154,090)

TOTAL INVESTMENTS - 99.5%		902,855,969
OTHER ASSETS, LESS LIABILITIES - 0.5%		4,507,208

NET ASSETS - 100%		$907,363,177

ADR - American Depositary Receipt

CAD - Canadian Dollar

ETF - Exchange-traded fund

IO - Interest only

MXN - Mexican Peso

SGD - Singapore Dollar

EXCHANGE-TRADED OPTIONS WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT (000)[2]	VALUE
Call
ServiceNow, Inc.	46	02/01/2019	$202.50	1,012	$(80,270)
Alphabet, Inc. - Class C	11	02/15/2019	1,110.00	1,228	(40,700)
Qorvo, Inc.	140	02/15/2019	67.50	915	(25,200)
Booking Holdings, Inc.	4	03/01/2019	1,970.00	733	(7,920)

TOTAL EXCHANGE-TRADED OPTIONS WRITTEN					$(154,090)

*Non-income producing security.

## Less than 0.1%.

1A portion of this security is designated as collateral for options contracts written. As of January 31, 2019, the total value of such securities was $21,301,516.

2Amount is stated in USD unless otherwise noted.

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $86,961,200, or 9.6% of the Series’ net assets as of January 31, 2019.

4Floating rate security. Rate shown is the rate in effect as of January 31, 2019.

5Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

6Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2019.

7Security is perpetual in nature and has no stated maturity date.

8Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2019.

9Rate shown is the current yield as of January 31, 2019.

13

Investment Portfolio - January 31, 2019

(unaudited)

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2019 in valuing the Series assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2		LEVEL 3
Assets:
Equity securities:
Communication Services	$15,607,808	$11,327,282	$4,280,526	#	$—
Consumer Discretionary	16,940,106	14,881,562	2,058,544	#	—
Consumer Staples	34,826,002	23,297,727	11,528,275	#	—
Energy	11,484,165	11,484,165	—		—
Financials	28,022,094	28,022,094	—		—
Health Care	51,144,272	46,846,713	4,297,559	#	—
Industrials	14,265,190	14,265,190	—		—
Information Technology	36,799,312	36,799,312	—		—
Materials	12,516,332	12,516,332	—		—
Real Estate	28,245,647	27,879,642	366,005	#	—
Utilities	1,916,955	1,916,955	—		—
Debt securities:
U.S. Treasury and other U.S. Government agencies	316,416,394	—	316,416,394		—
Corporate debt:
Communication Services	22,365,983	—	22,365,983		—
Consumer Discretionary	29,048,914	—	29,048,914		—
Energy	41,821,084	—	41,821,084		—
Financials	64,982,148	—	64,982,148		—
Health Care	2,034,336	—	2,034,336		—
Industrials	21,641,933	—	21,641,933		—
Information Technology	7,255,171	—	7,255,171		—
Materials	7,559,876	—	7,559,876		—
Real Estate	4,692,328	—	4,692,328		—
Utilities	1,051,438	—	1,051,438		—
Asset-backed securities	36,759,324	—	36,759,324		—
Commercial mortgage-backed securities	63,875,895	—	63,875,895		—
Foreign government bonds	20,343,117	—	20,343,117		—
Mutual funds	11,394,235	11,394,235	—		—

Total assets	903,010,059	240,631,209	662,378,850		—

14

Investment Portfolio - January 31, 2019

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Liabilities:
Other financial instruments*:
Equity contracts	$(154,090)	$(146,170)	$(7,920)	$—

Total liabilities	(154,090)	(146,170)	(7,920)	—

Total	$902,855,969	$240,485,039	$662,370,930	$—

#Consists of certain foreign securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

*Other financial instruments are exchange traded options (Level 1 and Level 2).

There were no Level 3 securities held by the Series as of October 31, 2018 or January 31, 2019.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

15

Investment Portfolio - January 31, 2019

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	SHARES	VALUE

COMMON STOCKS - 37.5%

Communication Services - 3.0%
Diversified Telecommunication Services - 0.2%
Elisa OYJ (Finland)	920	$38,490
Orange S.A. (France)	1,865	28,927
Telefonica Brasil S.A. (Brazil)	3,200	42,720
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	141,100	39,378
Zayo Group Holdings, Inc.*	30,790	845,186

		994,701

Entertainment - 0.5%
Electronic Arts, Inc.*	18,380	1,695,371
NCSoft Corp. (South Korea)*	135	56,846
NetEase, Inc. - ADR (China)	95	23,933
Nexon Co. Ltd. (Japan)*	11,800	179,519
Sea Ltd. - ADR (Thailand)*	3,880	54,359
Toho Co. Ltd. - Tokyo (Japan)	1,100	40,127
Vivendi S.A. (France)	920	23,459

		2,073,614

Interactive Media & Services - 1.9%
Alphabet, Inc. - Class A*[1]	1,440	1,621,282
Alphabet, Inc. - Class C*[1]	2,420	2,701,616
Tencent Holdings Ltd. - Class H (China)	79,436	3,536,063

		7,858,961

Media - 0.4%
Megacable Holdings S.A.B. de C.V. (Mexico)	766	3,445
Quebecor, Inc. - Class B (Canada)	37,910	892,390
Shaw Communications, Inc. - Class B (Canada)	42,485	862,666

		1,758,501

Wireless Telecommunication Services - 0.0%##
Globe Telecom, Inc. (Philippines)	560	21,781

Total Communication Services		12,707,558

Consumer Discretionary - 3.1%
Automobiles - 0.1%
Astra International Tbk PT (Indonesia)	85,655	51,963
Geely Automobile Holdings Ltd. (China)	38,000	64,653
Isuzu Motors Ltd. (Japan)	2,600	38,676
Peugeot S.A. (France)	465	11,697
Renault S.A. (France)	260	18,399
Suzuki Motor Corp. (Japan)	1,700	88,775

		274,163

Diversified Consumer Services - 0.1%
China Maple Leaf Educational Systems Ltd. (China)	90,000	38,862

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Diversified Consumer Services (continued)
China Yuhua Education Corp. Ltd. (China)[2]	144,000	$58,258
Fu Shou Yuan International Group Ltd. (China)	113,640	93,184
New Oriental Education & Technology Group, Inc. - ADR (China)*	1,345	103,619
TAL Education Group - ADR (China)*	955	29,634
Wisdom Education International Holdings Co. Ltd. (China)	102,000	41,676

		365,233

Hotels, Restaurants & Leisure - 0.1%
Basic-Fit N.V. (Netherlands)*[2]	1,980	60,575
Compass Group plc (United Kingdom)	1,900	40,657
Jollibee Foods Corp. (Philippines)	4,555	27,663
Kangwon Land, Inc. (South Korea)*	1,385	42,375
Oriental Land Co. Ltd. (Japan)	400	41,014
Restaurant Brands International, Inc. (Canada)	840	52,626
Sodexo S.A. (France)	370	38,517

		303,427

Household Durables - 0.0%##
Barratt Developments plc (United Kingdom)	7,925	56,054
Berkeley Group Holdings plc (United Kingdom)	1,125	55,391
Persimmon plc (United Kingdom)	1,785	55,684
Taylor Wimpey plc (United Kingdom)	25,630	55,572
Techtronic Industries Co. Ltd. (Hong Kong)	8,500	49,619

		272,320

Internet & Direct Marketing Retail - 1.5%
Alibaba Group Holding Ltd. - ADR (China)*	685	115,416
Amazon.com, Inc.*	840	1,443,733
Booking Holdings, Inc.*[1]	2,570	4,710,322
Despegar.com Corp. (Argentina)*	1,710	25,684

		6,295,155

Leisure Products - 0.1%
Bandai Namco Holdings, Inc. (Japan)	1,800	79,518
Technogym S.p.A. (Italy)[2]	5,010	58,091
Thule Group AB (Sweden)[2]	4,505	91,977

1

Investment Portfolio - January 31, 2019

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Leisure Products (continued)
Yamaha Corp. (Japan)	2,100	$91,904

		321,490

Multiline Retail - 0.0%##
Lojas Americanas S.A. (Brazil)	3,100	17,909
Lojas Renner S.A. (Brazil)	3,560	44,412
Magazine Luiza S.A. (Brazil)	300	14,729

		77,050

Specialty Retail - 0.5%
Industria de Diseno Textil S.A. (Spain)	76,765	2,147,359

Textiles, Apparel & Luxury Goods - 0.7%
ANTA Sports Products Ltd. (China)	21,180	109,563
EssilorLuxottica S.A. (France)	220	27,869
Hermes International (France)	30	17,979
Kering S.A. (France)	75	37,614
Li Ning Co. Ltd. (China)*	70,097	86,249
lululemon athletica, Inc.*	17,140	2,533,463
LVMH Moet Hennessy Louis Vuitton SE (France)	280	89,824

		2,902,561

Total Consumer Discretionary		12,958,758

Consumer Staples - 6.5%
Beverages - 3.9%
Ambev S.A. - ADR (Brazil)	353,451	1,700,099
Ambev S.A. (Brazil)	12,000	57,611
Anheuser-Busch InBev S.A./N.V. (Belgium)	57,285	4,376,754
The Coca-Cola Co.	67,230	3,235,780
Coca-Cola European Partners plc (United Kingdom)	1,245	59,237
Coca-Cola HBC AG (Switzerland)	2,220	74,612
Davide Campari-Milano S.p.A. (Italy)	11,310	101,615
Diageo plc (United Kingdom)	95,568	3,647,481
PepsiCo, Inc.	29,230	3,293,344
Pernod Ricard S.A. (France)	275	45,626
Suntory Beverage & Food Ltd. (Japan)	1,100	48,704
Treasury Wine Estates Ltd. (Australia)	10,805	121,599

		16,762,462

Food & Staples Retailing - 0.1%
Alimentation Couche-Tard, Inc. - Class B (Canada)	1,060	57,584
Atacadao Distribuicao Comercio e Industria Ltda. (Brazil)	3,200	17,539

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Food & Staples Retailing (continued)
Koninklijke Ahold Delhaize N.V. (Netherlands)	2,235	$58,883
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	1,900	58,695
Metro, Inc. (Canada)	1,975	71,803
Puregold Price Club, Inc. (Philippines)*	19,700	17,212
Robinsons Retail Holdings, Inc. (Philippines)	10,570	17,850

		299,566

Food Products - 1.8%
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	5	31,793
Danone S.A. (France)	2,301	167,448
Kerry Group plc - Class A (Ireland)	1,100	113,126
Kikkoman Corp. (Japan)	1,400	74,480
Mondelez International, Inc. - Class A	74,090	3,427,404
Nestle S.A. (Switzerland)	41,454	3,614,121
Universal Robina Corp. (Philippines)	19,140	54,435
Yakult Honsha Co. Ltd. (Japan)	700	46,716

		7,529,523

Household Products - 0.0%##
Lion Corp. (Japan)	2,800	58,355

Personal Products - 0.7%
Beiersdorf AG (Germany)	845	84,586
L’Oreal S.A. (France)	285	68,692
Unilever plc - ADR (United Kingdom)	54,284	2,855,339

		3,008,617

Tobacco - 0.0%##
British American Tobacco plc - ADR (United Kingdom)	1,465	51,685
KT&G Corp. (South Korea)*	445	39,624

		91,309

Total Consumer Staples		27,749,832

Energy - 1.4%
Energy Equipment & Services - 1.1%
Core Laboratories N.V	830	55,992
Diamond Offshore Drilling, Inc.*	40,810	446,053
Halliburton Co.	63,320	1,985,715
Schlumberger Ltd.	39,893	1,763,670
Transocean Ltd.*	74,620	639,493

		4,890,923

Oil, Gas & Consumable Fuels - 0.3%
Cameco Corp. (Canada)	3,809	46,165

2

Investment Portfolio - January 31, 2019

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
China Petroleum & Chemical Corp. - Class H (China)	144,000	$120,412
Eni S.p.A. (Italy)	7,005	118,775
Equinor ASA (Norway)	5,135	117,418
Galp Energia SGPS S.A. (Portugal)	7,045	110,074
Repsol S.A. (Spain)	7,208	126,515
Royal Dutch Shell plc - Class B - ADR (Netherlands)	2,780	174,584
Suncor Energy, Inc. (Canada)	3,740	120,630
TOTAL S.A. (France)	2,130	116,769
Vermilion Energy, Inc. (Canada)	3,515	86,140
Woodside Petroleum Ltd. (Australia)	3,550	88,797

		1,226,279

Total Energy		6,117,202

Financials - 3.8%
Banks - 0.3%
Banco Bradesco S.A. (Brazil)	5,000	62,048
Banco do Brasil S.A. (Brazil)	2,100	29,860
Banco Santander Brasil S.A. (Brazil)	2,200	28,996
The Bank Of N.T. Butterfield & Son Ltd. (Bermuda)	1,440	50,472
Bank of the Philippine Islands (Philippines)	13,020	22,790
Bankia S.A. (Spain)	27,752	80,896
Bankinter S.A. (Spain)	10,390	81,128
Barclays plc (United Kingdom)	26,620	55,485
BDO Unibank, Inc. (Philippines)	15,590	40,505
BNP Paribas S.A. (France)	1,275	60,086
CaixaBank S.A. (Spain)	21,855	82,655
Credit Agricole S.A. (France)	1,450	16,561
FinecoBank Banca Fineco S.p.A. (Italy)	9,130	99,279
Intesa Sanpaolo S.p.A. (Italy)	18,725	42,845
Itau Unibanco Holding S.A. (Brazil)	5,700	60,607
Itausa - Investimentos Itau S.A. (Brazil)	8,200	30,352
Lloyds Banking Group plc (United Kingdom)	75,230	57,352
Mediobanca Banca di Credito Finanziario S.p.A. (Italy)	4,850	42,266
Metropolitan Bank & Trust Co. (Philippines)	17,910	28,910
Royal Bank of Scotland Group plc (United Kingdom)	17,915	56,830
Societe Generale S.A. (France)	825	25,723
UniCredit S.p.A. (Italy)	3,573	41,305

		1,096,951

	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Capital Markets - 2.9%
B3 S.A. - Brasil Bolsa Balcao (Brazil)	3,600	$31,063
BlackRock, Inc.	1,890	784,501
Cboe Global Markets, Inc.	17,160	1,600,513
The Charles Schwab Corp.	33,020	1,544,345
CME Group, Inc.	8,710	1,587,659
Deutsche Boerse AG (Germany)	445	59,251
E*TRADE Financial Corp.	16,360	763,358
Intercontinental Exchange, Inc.	21,360	1,639,594
Japan Exchange Group, Inc. (Japan)	3,200	56,348
Julius Baer Group Ltd. (Switzerland)	2,385	95,859
London Stock Exchange Group plc (United Kingdom)	1,960	117,876
Moody’s Corp.	12,915	2,047,157
S&P Global, Inc.	10,895	2,088,027

		12,415,551

Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc. - Class B*	12,030	2,472,646

Insurance - 0.0%##
Admiral Group plc (United Kingdom)	1,485	40,380
AXA S.A. (France)	2,245	52,062
BB Seguridade Participacoes S.A. (Brazil)	2,700	22,993
Ping An Insurance Group Co. of China Ltd. - Class H (China)	9,000	87,620

		203,055

Total Financials		16,188,203

Health Care - 8.0%
Biotechnology - 2.3%
BioMarin Pharmaceutical, Inc.*	16,370	1,607,043
Incyte Corp.*	37,750	3,042,272
Regeneron Pharmaceuticals, Inc.*	3,620	1,553,957
Seattle Genetics, Inc.*	27,470	2,099,532
Vertex Pharmaceuticals, Inc.*	6,460	1,233,279

		9,536,083

Health Care Equipment & Supplies - 1.4%
Coloplast A/S - Class B (Denmark)	545	49,785
Getinge AB - Class B (Sweden)	2,570	29,019
Hoya Corp. (Japan)	900	52,234
Medtronic plc	62,050	5,484,600
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	56,000	46,920
Smith & Nephew plc (United Kingdom)	4,290	80,818
Sonova Holding AG (Switzerland)	560	105,098

3

Investment Portfolio - January 31, 2019

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies (continued)
STERIS plc	510	$58,171
Terumo Corp. (Japan)	800	45,674

		5,952,319

Health Care Providers & Services - 0.5%
DaVita, Inc.*	34,980	1,963,428

Life Sciences Tools & Services - 0.0%##
QIAGEN N.V.*	1,236	45,769
QIAGEN N.V.*	1,747	64,523
Tecan Group AG (Switzerland)	140	28,271

		138,563

Pharmaceuticals - 3.8%
Chugai Pharmaceutical Co. Ltd. (Japan)	800	47,237
Johnson & Johnson	37,090	4,935,937
Kalbe Farma Tbk PT (Indonesia)	450,800	51,666
Merck & Co., Inc.	21,000	1,563,030
Merck KGaA (Germany)	31,245	3,280,689
Novartis AG - ADR (Switzerland)	65,190	5,705,429
Novartis AG (Switzerland)	1,610	140,554
Novo Nordisk A/S - Class B (Denmark)	845	39,602
Perrigo Co. plc	1,935	89,881
Recordati S.p.A. (Italy)	1,460	52,905
Roche Holding AG (Switzerland)	700	186,225
Sanofi (France)	1,075	93,436
UCB S.A. (Belgium)	645	55,891

		16,242,482

Total Health Care		33,832,875

Industrials - 0.8%
Aerospace & Defense - 0.1%
Airbus S.E. (France)	590	68,003
BAE Systems plc (United Kingdom)	14,530	97,748
CAE, Inc. (Canada)	2,010	42,710
Elbit Systems Ltd. (Israel)	320	39,639
MTU Aero Engines AG (Germany)	195	42,050
Safran S.A. (France)	320	42,044
Thales S.A. (France)	105	11,612

		343,806
Air Freight & Logistics - 0.4%
FedEx Corp.	9,430	1,674,485

Airlines - 0.0%##
Ryanair Holdings plc - ADR (Ireland)*	739	52,469

Building Products - 0.0%##
Cie de Saint-Gobain (France)	515	17,772

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Commercial Services & Supplies - 0.0%##
Secom Co. Ltd. (Japan)	400	$33,489

Construction & Engineering - 0.1%
FLSmidth & Co. A/S (Denmark)	245	11,483
Vinci S.A. (France)	1,670	146,944

		158,427
Electrical Equipment - 0.0%##
Schneider Electric S.E. (France)	595	42,317

Industrial Conglomerates - 0.1%
DMCI Holdings, Inc. (Philippines)	74,000	17,896
Jardine Matheson Holdings Ltd. (Hong Kong)	595	39,802
LT Group, Inc. (Philippines)	60,700	18,089
Siemens AG (Germany)	765	83,995
SM Investments Corp. (Philippines)	2,120	40,442

		200,224

Machinery - 0.1%
Daewoo Shipbuilding & Marine
Engineering Co. Ltd. (South Korea)*	995	33,287
Epiroc AB - Class A (Sweden)*	1,270	12,195
FANUC Corp. (Japan)	299	50,854
Hyundai Heavy Industries Co. Ltd. (South Korea)*	935	117,009
Hyundai Mipo Dockyard Co. Ltd. (South Korea)	1,995	113,049
Metso OYJ (Finland)	420	12,356
Samsung Heavy Industries Co. Ltd. (South Korea)*	4,260	34,993
WEG S.A. (Brazil)	3,400	17,563
The Weir Group plc (United Kingdom)	8,475	167,717

		559,023

Professional Services - 0.0%##
Experian plc (United Kingdom)	1,655	41,553
RELX plc (United Kingdom)	1,895	41,973
Wolters Kluwer N.V. (Netherlands)	665	41,357

		124,883

Road & Rail - 0.0%##
Canadian National Railway Co. (Canada)	620	51,739

Trading Companies & Distributors - 0.0%##
Kanamoto Co. Ltd. (Japan)	2,100	58,348

Transportation Infrastructure - 0.0%##
Airports of Thailand PCL (Thailand)	23,600	52,264
Grupo Aeroportuario del Centro
Norte S.A.B. de C.V. (Mexico)	6,300	35,190

4

Investment Portfolio - January 31, 2019

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Transportation Infrastructure (continued)
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	380	$34,253

		121,707

Total Industrials		3,438,689

Information Technology - 6.0%
Electronic Equipment, Instruments & Components - 0.1%
Halma plc (United Kingdom)	3,135	57,658
Hexagon A.B. - Class B (Sweden)	1,785	87,414
Keyence Corp. (Japan)	506	260,395

		405,467

IT Services - 3.5%
Amdocs Ltd.	2,775	155,067
Capgemini SE (France)	160	17,670
InterXion Holding N.V. (Netherlands)*	44,935	2,697,897
LiveRamp Holdings, Inc.*	56,830	2,468,695
Mastercard, Inc. - Class A	24,960	5,269,805
Visa, Inc. - Class A1	33,310	4,497,183

		15,106,317

Semiconductors & Semiconductor Equipment - 0.8%
Qorvo, Inc.*[1]	49,250	3,218,980

Software - 1.6%
Check Point Software Technologies Ltd. (Israel)*	480	53,722
Dassault Systemes S.E. (France)	135	16,920
Microsoft Corp.	44,940	4,693,084
ServiceNow, Inc.*[1]	8,350	1,837,167
Sophos Group plc (United Kingdom)[2]	14,495	64,182

		6,665,075

Total Information Technology		25,395,839

Materials - 1.6%
Chemicals - 0.2%
Air Liquide S.A. (France)	430	52,202
Akzo Nobel N.V. (Netherlands)	1,573	135,412
Givaudan S.A. (Switzerland)	20	48,521
Mexichem S.A.B. de C.V. (Mexico)	19,500	52,222
Nissan Chemical Corp. (Japan)	1,400	74,437
OCI N.V. (Netherlands)*	2,015	42,612
Solvay S.A. (Belgium)	1,240	134,998

		540,404

Containers & Packaging - 1.4%
Ball Corp.	76,800	4,015,104

SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Containers & Packaging (continued)
Sealed Air Corp.	51,310	$2,026,745

		6,041,849

Metals & Mining - 0.0%##
Antofagasta plc (Chile)	2,260	25,836
First Quantum Minerals Ltd. (Zambia)	2,865	33,165
Lundin Mining Corp. (Chile)	5,370	24,521

		83,522

Total Materials		6,665,775

Real Estate - 3.2%
Equity Real Estate Investment Trusts (REITS) - 3.1%
Acadia Realty Trust	1,395	40,078
Agree Realty Corp.	865	57,116
Alexandria Real Estate Equities, Inc.	320	42,147
American Campus Communities, Inc.	1,390	63,968
American Homes 4 Rent - Class A	7,825	173,011
American Tower Corp.	9,310	1,609,140
Americold Realty Trust	1,290	37,823
Apartment Investment & Management Co. - Class A	2,540	125,781
Apple Hospitality REIT, Inc.	2,455	40,287
AvalonBay Communities, Inc.	1,745	336,645
Boston Properties, Inc.	2,015	265,718
Brandywine Realty Trust	11,155	167,883
British Land Co. plc (United Kingdom)	3,730	28,098
Camden Property Trust	415	40,234
Chesapeake Lodging Trust	2,010	57,245
Community Healthcare Trust, Inc.	4,085	134,887
CoreCivic, Inc.	5,660	112,464
Cousins Properties, Inc.	19,790	175,142
Crown Castle International Corp.	960	112,378
CubeSmart	1,120	34,664
Digital Realty Trust, Inc.	1,835	198,804
Equinix, Inc.	6,270	2,470,380
Equity LifeStyle Properties, Inc.	895	94,763
Equity Residential	3,830	277,905
Essex Property Trust, Inc.	645	174,924
Extra Space Storage, Inc.	925	91,214
Federal Realty Investment Trust	320	42,422
First Industrial Realty Trust, Inc.	2,110	69,039
Getty Realty Corp.	2,420	77,585
HCP, Inc.	4,380	138,145
Healthcare Realty Trust, Inc.	3,710	119,796
Healthcare Trust of America, Inc. - Class A	5,915	168,104

5

Investment Portfolio - January 31, 2019

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Hibernia REIT plc (Ireland)	43,330	$65,168
Host Hotels & Resorts, Inc.	5,505	99,420
Independence Realty Trust, Inc.	7,230	75,554
Invitation Homes, Inc.	5,869	131,994
Jernigan Capital, Inc.	4,055	87,912
Kimco Realty Corp.	3,725	63,362
Land Securities Group plc (United Kingdom)	2,460	27,976
Lexington Realty Trust	7,385	70,970
Liberty Property Trust	3,280	154,619
Mid-America Apartment Communities, Inc.	1,135	114,953
National Retail Properties, Inc.	1,485	78,274
National Storage Affiliates Trust	1,215	35,356
Physicians Realty Trust	10,160	183,998
Plymouth Industrial REIT, Inc.	2,351	37,710
Prologis, Inc.	5,185	358,595
Public Storage	985	209,332
Realty Income Corp.	670	46,022
SBA Communications Corp.*	8,840	1,613,565
Simon Property Group, Inc.	2,390	435,267
STAG Industrial, Inc.	3,245	89,465
STORE Capital Corp.	1,360	43,955
Sun Communities, Inc.	1,470	161,568
Sunstone Hotel Investors, Inc.	5,160	73,788
Tier REIT, Inc.	6,265	147,228
UDR, Inc.	4,095	179,156
UMH Properties, Inc.	2,955	41,459
Unibail-Rodamco-Westfield (France)	910	163,665
Urban Edge Properties	5,465	111,595
Ventas, Inc.	1,380	88,996
VEREIT, Inc.	14,645	118,332
Vornado Realty Trust	1,870	130,732
Weingarten Realty Investors	3,510	100,702
Welltower, Inc.	1,655	128,246

		13,046,724

Real Estate Management & Development - 0.1%
ADO Properties S.A. (Germany)[2]	510	30,615
Ayala Land, Inc. (Philippines)	53,700	45,882
Deutsche Wohnen S.E. (Germany)	2,422	120,996
Grand City Properties S.A. (Germany)	2,483	61,778
LEG Immobilien AG (Germany)	775	91,040
SM Prime Holdings, Inc. (Philippines)	74,575	54,679
TAG Immobilien AG (Germany)	2,395	60,531

	SHARES/ PRINCIPAL AMOUNT[3]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Real Estate Management & Development (continued)
Vonovia S.E. (Germany)	2,410	$121,123

		586,644

Total Real Estate		13,633,368

Utilities - 0.1%
Electric Utilities - 0.0%##
Enel Chile S.A. - ADR (Chile)	9,630	52,291
Manila Electric Co. (Philippines)	5,370	37,776

		90,067

Independent Power and Renewable Electricity Producers - 0.0%##
Aboitiz Power Corp. (Philippines)	32,000	23,633
Engie Brasil Energia S.A. (Brazil)	3,925	45,038

		68,671

Multi-Utilities - 0.1%
AGL Energy Ltd. (Australia)	4,890	76,405
Engie S.A. (France)	1,480	23,726

		100,131

Water Utilities - 0.0%##
Guangdong Investment Ltd. (China)	40,000	76,387

Total Utilities		335,256

TOTAL COMMON STOCKS (Identified Cost $146,005,312)		159,023,355

CORPORATE BONDS - 19.8%

Non-Convertible Corporate Bonds - 19.8%
Communication Services - 2.3%
Diversified Telecommunication Services - 1.4%
AT&T, Inc., 4.25%, 3/1/2027	2,350,000	2,378,405
Verizon Communications, Inc., 5.50%, 3/16/2047	3,230,000	3,614,270

		5,992,675

Media - 0.8%
CSC Holdings LLC[2], 5.50%, 5/15/2026	200,000	198,000
Discovery Communications LLC, 5.20%, 9/20/2047	2,510,000	2,372,552
Telenet Finance Luxembourg Notes S.A.R.L (Belgium)[2], 5.50%, 3/1/2028	400,000	378,000
UPCB Finance IV Ltd. (Netherlands)[2], 5.375%, 1/15/2025	285,000	274,312

		3,222,864

6

Investment Portfolio - January 31, 2019

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Communication Services (continued)
Wireless Telecommunication Services - 0.1%
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	310,000	$296,825
Inmarsat Finance plc (United Kingdom)[2], 4.875%, 5/15/2022	120,000	116,100

		412,925

Total Communication Services		9,628,464

Consumer Discretionary - 2.3%
Automobiles - 0.6%
General Motors Co.[4], (3 mo. LIBOR US + 0.900%), 3.667%, 9/10/2021	2,390,000	2,339,810

Household Durables - 0.4%
Century Communities, Inc., 5.875%, 7/15/2025	347,000	319,240
LGI Homes, Inc.[2], 6.875%, 7/15/2026	240,000	231,000
Meritage Homes Corp., 5.125%, 6/6/2027	130,000	116,633
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	490,000	490,000
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	180,000	173,475
Weekley Homes LLC - Weekley Finance Corp., 6.625%, 8/15/2025	256,000	235,520

		1,565,868

Internet & Direct Marketing Retail - 0.8%
Booking Holdings, Inc., 3.60%, 6/1/2026	3,600,000	3,539,393

Multiline Retail - 0.5%
Macy’s Retail Holdings, Inc., 7.00%, 2/15/2028	1,090,000	1,132,401
Macy’s Retail Holdings, Inc., 6.90%, 4/1/2029	1,090,000	1,144,311

		2,276,712

Total Consumer Discretionary		9,721,783

Energy - 3.5%
Energy Equipment & Services - 0.1%
Shelf Drilling Holdings Ltd. (United Arab Emirates)[2], 8.25%, 2/15/2025	165,000	149,737
TerraForm Power Operating, LLC[2], 5.00%, 1/31/2028	120,000	111,450

		261,187

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels - 3.4%
American Midstream Partners LP - American Midstream Finance Corp.[2], 9.50%, 12/15/2021	175,000	$162,750
Boardwalk Pipelines LP, 5.95%, 6/1/2026	3,360,000	3,450,772
Bruin E&P Partners, LLC[2], 8.875%, 8/1/2023	140,000	133,263
DCP Midstream Operating LP2, 5.35%, 3/15/2020	105,000	106,575
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	286,000	278,135
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	272,000	276,080
Genesis Energy LP - Genesis Energy Finance Corp., 5.625%, 6/15/2024	130,000	119,600
Jonah Energy LLC - Jonah Energy Finance Corp.[2], 7.25%, 10/15/2025	346,000	256,040
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	3,060,000	3,612,906
Lonestar Resources America, Inc.[2], 11.25%, 1/1/2023	135,000	129,600
Rockies Express Pipeline, LLC[2], 5.625%, 4/15/2020	200,000	203,500
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	3,270,000	3,543,259
SemGroup Corp. - Rose Rock Finance Corp., 5.625%, 7/15/2022	130,000	123,500
Southwestern Energy Co.[5], 6.20%, 1/23/2025	204,000	197,880
W&T Offshore, Inc.[2], 9.75%, 11/1/2023	170,000	165,325
The Williams Companies, Inc., 3.75%, 6/15/2027	1,840,000	1,790,152

		14,549,337

Total Energy		14,810,524

Financials - 6.4%
Banks - 4.0%
Bank of America Corp., 4.00%, 1/22/2025	3,530,000	3,557,744
Citigroup, Inc., 8.125%, 7/15/2039	1,260,000	1,837,399
Credit Suisse AG - New York NY (Switzerland), 5.40%, 1/14/2020	2,620,000	2,673,988
JPMorgan Chase & Co., 6.30%, 4/23/2019	4,600,000	4,635,203

7

Investment Portfolio - January 31, 2019

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
JPMorgan Chase & Co.[6], (3 mo. LIBOR US + 1.000%), 4.023%, 12/5/2024	1,730,000	$1,772,620
Santander Holdings USA, Inc., 4.50%, 7/17/2025	2,320,000	2,362,309

		16,839,263

Capital Markets - 1.1%
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025	1,200,000	1,211,140
LPL Holdings, Inc.[2], 5.75%, 9/15/2025	130,000	127,829
Morgan Stanley[4], (3 mo. LIBOR US + 1.220%), 3.811%, 5/8/2024	3,510,000	3,518,389

		4,857,358

Consumer Finance - 0.1%
Navient Corp., 7.25%, 9/25/2023	135,000	137,362
SLM Corp., 5.125%, 4/5/2022	275,000	266,750

		404,112

Diversified Financial Services - 0.7%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 4.45%, 10/1/2025	2,430,000	2,377,732
Fidelity & Guaranty Life Holdings, Inc.[2], 5.50%, 5/1/2025	100,000	96,250
FS Energy & Power Fund[2], 7.50%, 8/15/2023	230,000	228,562
Oxford Finance, LLC - Oxford Finance Co.- Issuer II, Inc.[2], 6.375%, 12/15/2022	235,000	237,938

		2,940,482

Insurance - 0.5%
Prudential Financial, Inc.[6], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	2,270,000	2,360,800

Total Financials		27,402,015

Health Care - 0.9%
Health Care Providers & Services - 0.8%
DaVita, Inc., 5.00%, 5/1/2025	201,000	193,463
Fresenius Medical Care US Finance II, Inc. (Germany)[2], 5.625%, 7/31/2019	2,882,000	2,910,200
MEDNAX, Inc.[2], 6.25%, 1/15/2027	190,000	191,425

		3,295,088

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Pharmaceuticals - 0.1%
Horizon Pharma, Inc. - Horizon Pharma USA, Inc.[2], 8.75%, 11/1/2024	330,000	$348,810

Total Health Care		3,643,898

Industrials - 2.7%
Airlines - 0.2%
Allegiant Travel Co., 5.50%, 7/15/2019	182,000	183,593
American Airlines Group, Inc.[2], 5.50%, 10/1/2019	615,000	619,367

		802,960

Commercial Services & Supplies - 0.2%
The ADT Security Corp., 5.25%, 3/15/2020	105,000	106,575
The ADT Security Corp., 4.125%, 6/15/2023	165,000	158,812
Covanta Holding Corp., 6.00%, 1/1/2027	155,000	148,413
W/S Packaging Holdings, Inc.[2], 9.00%, 4/15/2023	235,000	236,175

		649,975

Construction & Engineering - 0.1%
Tutor Perini Corp.[2], 6.875%, 5/1/2025	286,000	282,860

Industrial Conglomerates - 0.4%
General Electric Co.[6,7], (3 mo. LIBOR US + 3.330%), 5.00%	2,110,000	1,846,250

Machinery - 0.7%
CNH Industrial Capital LLC, 3.375%, 7/15/2019	3,180,000	3,185,688

Marine - 0.2%
Borealis Finance, LLC[2], 7.50%, 11/16/2022	400,000	379,000
Global Ship Lease, Inc. (United Kingdom)[2], 9.875%, 11/15/2022	330,000	320,512
MPC Container Ships Invest B.V. (Norway)[4,8], (3 mo. LIBORUS + 4.750%), 7.572%, 9/22/2022	200,000	196,436

		895,948

Trading Companies & Distributors - 0.9%
Aircastle Ltd., 6.25%, 12/1/2019	145,000	148,118
Fortress Transportation & Infrastructure Investors, LLC[2], 6.50%, 10/1/2025	160,000	153,600
International Lease Finance Corp., 6.25%, 5/15/2019	3,279,000	3,306,959

8

Investment Portfolio - January 31, 2019

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Trading Companies & Distributors (continued)
Park Aerospace Holdings Ltd. (Ireland)[2], 4.50%, 3/15/2023	248,000	$243,350

		3,852,027

Transportation Infrastructure - 0.0%##
Eagle Bulk Shipco, LLC, 8.25%, 11/28/2022	196,000	194,040

Total Industrials		11,709,748

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	277,000	263,150

Software - 0.0%##
Nuance Communications, Inc., 5.625%, 12/15/2026	145,000	142,100

Total Information Technology		405,250

Materials - 0.9%
Chemicals - 0.1%
LSB Industries, Inc.[2], 9.625%, 5/1/2023	210,000	213,675

Containers & Packaging - 0.0%##
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[2], 6.00%, 2/15/2025	200,000	194,500

Metals & Mining - 0.8%
First Quantum Minerals Ltd. (Zambia)[2], 7.25%, 4/1/2023	60,000	57,450
Mountain Province Diamonds, Inc. (Canada)[2], 8.00%, 12/15/2022	295,000	297,950
Northwest Acquisitions ULC - Dominion Finco, Inc.[2], 7.125%, 11/1/2022	295,000	293,879
Petra Diamonds US Treasury plc (South Africa)[2], 7.25%, 5/1/2022	200,000	188,000
Southern Copper Corp. (Peru), 5.375%, 4/16/2020	2,270,000	2,332,652
Techniplas LLC[2], 10.00%, 5/1/2020	205,000	191,419

		3,361,350

Total Materials		3,769,525

Real Estate - 0.5%
Equity Real Estate Investment Trusts (REITS) - 0.5%
American Homes 4 Rent LP, 4.25%, 2/15/2028	1,220,000	1,175,132
Greystar Real Estate Partners, LLC[2], 5.75%, 12/1/2025	190,000	188,575

	PRINCIPAL AMOUNT3/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
GTP Acquisition Partners I LLC[2], 2.35%, 6/15/2020	589,000	$580,439
iStar, Inc., 5.25%, 9/15/2022	229,000	225,450

Total Real Estate		2,169,596

Utilities - 0.2%
Gas Utilities - 0.0%##
NGL Energy Partners LP - NGL Energy Finance Corp., 6.125%, 3/1/2025	190,000	171,712

Independent Power and Renewable Electricity Producers - 0.2%
Atlantica Yield plc (Spain)[2], 7.00%, 11/15/2019	445,000	446,113
Drax Finco plc (United Kingdom)[2], 6.625%, 11/1/2025	250,000	248,750

		694,863

Total Utilities		866,575

TOTAL CORPORATE BONDS (Identified Cost $85,183,076)		84,127,378

MUTUAL FUNDS - 0.1%
iShares MSCI Europe Financials ETF	9,525	171,640
iShares MSCI Thailand ETF	2,635	239,522

TOTAL MUTUAL FUNDS (Identified Cost $409,151)		411,162

U.S. TREASURY SECURITIES - 19.4%

U.S. Treasury Bonds - 6.3%
U.S. Treasury Bond, 6.25%, 5/15/2030	2,326,000	3,130,651
U.S. Treasury Bond, 4.75%, 2/15/2037	5,089,000	6,516,305
U.S. Treasury Bond, 2.50%, 2/15/2045	9,738,000	8,853,592
U.S. Treasury Bond, 3.00%, 5/15/2047	6,345,000	6,337,069
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	2,205,500	2,059,242

Total U.S. Treasury Bonds (Identified Cost $26,681,028)		26,896,859

U.S. Treasury Notes - 13.1%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	19,014,970	18,762,675
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	2,140,144	2,091,396

9

Investment Portfolio - January 31, 2019

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[3]	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note, 2.125%, 5/15/2025	8,972,000	$8,770,130
U.S. Treasury Note, 1.625%, 5/15/2026	9,427,000	8,854,015
U.S. Treasury Note, 2.375%, 5/15/2027	8,753,000	8,617,602
U.S. Treasury Note, 2.75%, 2/15/2028	8,445,000	8,532,089

Total U.S. Treasury Notes (Identified Cost $55,188,721)		55,627,907

TOTAL U.S. TREASURY SECURITIES (Identified Cost $81,869,749)		82,524,766

ASSET-BACKED SECURITIES - 2.9%
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A2, 2.00%, 12/10/2023	68,681	68,338
Cazenovia Creek Funding II LLC, Series 2018-1A, Class A2, 3.561%, 7/15/2030	1,428,362	1,421,773
Chesapeake Funding II LLC, Series 2017-2A, Class A1[2], 1.99%, 5/15/2029	3,977,389	3,935,300
Invitation Homes Trust, Series 2017-SFR2, Class A2,4, (1 mo. LIBOR US + 0.850%), 3.358%, 12/17/2036	526,951	521,863
Invitation Homes Trust, Series 2017-SFR2, Class B2,4, (1 mo. LIBOR US + 1.150%), 3.658%, 12/17/2036	400,000	398,293
SoFi Professional Loan Program LLC, Series 2017-A, Class A2A2, 1.55%, 3/26/2040	245,994	244,274
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX2, 2.05%, 1/25/2041	282,279	279,722
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX2, 2.84%, 1/25/2041	300,000	294,306
SoFi Professional Loan Program LLC, Series 2018-A, Class A2A2, 2.39%, 2/25/2042	664,215	658,551
SoFi Professional Loan Program LLC, Series 2018-C, Class A1FX2, 3.08%, 1/25/2048	1,755,256	1,754,571
Tax Ease Funding LLC, Series 2016-1A, Class A2, 3.131%, 6/15/2028	312,304	309,637

	PRINCIPAL AMOUNT[3]	VALUE
ASSET-BACKED SECURITIES (continued)
Tricon American Homes Trust, Series 2016-SFR1, Class A2, 2.589%, 11/17/2033	1,181,493	$1,149,813
Tricon American Homes Trust, Series 2017-SFR2, Class A2, 2.928%, 1/17/2036	1,246,864	1,207,172

TOTAL ASSET-BACKED SECURITIES (Identified Cost $12,369,862)		12,243,613

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.5%

Americold LLC Trust, Series 2010-ARTA, Class A1[2], 3.847%, 1/14/2029	100,183	100,962
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class A2, 3.531%, 10/15/2034	1,850,000	1,870,761
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[2,9], 2.50%, 5/25/2043	1,030,263	973,956
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[2,9], 2.13%, 2/25/2043	696,798	657,048
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	1,263,843	1,287,907
FDIC Trust, Series 2011-R1, Class A2, 2.672%, 7/25/2026	122,556	122,034
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[9], 1.271%, 8/25/2020	12,880,940	198,239
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[9], 1.149%, 4/25/2021	7,844,065	173,548
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[9], 1.478%, 10/25/2021	5,187,779	177,652
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[9], 1.302%, 12/25/2021	7,967,634	244,873
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[9], 1.441%, 6/25/2022	9,814,952	402,410
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[9], 0.195%, 4/25/2023	50,961,014	378,834

10

Investment Portfolio - January 31, 2019

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[3]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[9], 0.103%, 5/25/2023	38,362,746	$177,240
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	1,604,940	1,650,439
Freddie Mac REMICS, Series 4801, Class BA, 4.50%, 5/15/2044	1,592,028	1,654,130
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[2], 0.10%, 6/25/2046	126,292,990	409,240
FREMF Mortgage Trust, Series 2013-K713, Class B2,9, 3.154%, 4/25/2046	1,350,000	1,348,103
FREMF Mortgage Trust, Series 2014-K37, Class B2,9, 4.559%, 1/15/2047	1,657,000	1,745,167
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[2,9], 3.382%, 12/15/2034	1,928,000	1,916,863
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX[2,9], 3.382%, 12/15/2034	1,000,000	989,104
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	1,517,575	1,451,409
GS Mortgage Securities Trust, Series 2010-C2, Class A1[2], 3.849%, 12/10/2043	59,145	59,544
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[2,9], 3.00%, 3/25/2043	567,545	553,046
JP Morgan Mortgage Trust, Series 2013-2, Class A2[2,9], 3.50%, 5/25/2043	565,903	558,873
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[2,9], 3.00%, 6/25/2029	734,475	728,238
JP Morgan Mortgage Trust, Series 2017-3, Class 1A5[2,9], 3.50%, 8/25/2047	1,452,122	1,445,918
JP Morgan Mortgage Trust, Series 2017-6, Class A5[2,9], 3.50%, 12/25/2048	1,484,800	1,478,457
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[2,9], 3.75%, 11/25/2054	589,175	588,862
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[2,9], 3.75%, 8/25/2055	759,804	760,148
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[2,9], 3.75%, 11/25/2056	795,036	793,894

	PRINCIPAL AMOUNT[3]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
OBP Depositor LLC Trust, Series 2010-OBP, Class A2, 4.646%, 7/15/2045		115,000	$116,548
Sequoia Mortgage Trust, Series 2013-2, Class A9, 1.874%, 2/25/2043		634,693	572,132
Sequoia Mortgage Trust, Series 2013-7, Class A2[9], 3.00%, 6/25/2043		691,155	669,534
Sequoia Mortgage Trust, Series 2013-8, Class A1[9], 3.00%, 6/25/2043		802,340	780,276
Starwood Retail Property Trust, Series 2014-STAR, Class A2,4, (1 mo. LIBOR US + 1.220%), 3.729%, 11/15/2027		1,605,820	1,590,790
Towd Point Mortgage Trust, Series 2016-5, Class A1[2,9], 2.50%, 10/25/2056		1,388,073	1,346,421
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX2, 4.004%, 9/13/2028		350,000	355,634
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[2,9], 3.50%, 1/20/2045		806,744	797,268
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[2,9], 3.50%, 3/20/2045		668,145	666,274

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $31,694,733)			31,791,776

FOREIGN GOVERNMENT BONDS - 3.1%

Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	433,000	339,783
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		6,700,000	6,641,456
The Korea Development Bank (South Korea), 1.375%, 9/12/2019		400,000	396,162
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	8,562,000	446,076
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	3,460,000	174,291
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	5,621,000	279,145
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	1,081,000	52,855
Province of Ontario (Canada), 1.25%, 6/17/2019		1,297,000	1,290,075
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	739,000	549,713

11

Investment Portfolio - January 31, 2019

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT[3]	VALUE

FOREIGN GOVERNMENT BONDS (continued)

Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019	3,200,000	$3,172,800

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $14,036,508)		13,342,356

U.S. GOVERNMENT AGENCIES - 7.6%

Mortgage-Backed Securities - 7.6%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	134,553	136,722
Fannie Mae, Pool #995233, 5.50%, 10/1/2021	7,212	7,296
Fannie Mae, Pool #888017, 6.00%, 11/1/2021	20,027	20,509
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	111,569	113,457
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	23,782	24,357
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	163,833	166,505
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	19,708	20,502
Fannie Mae, Pool #MA3463, 4.00%, 9/1/2033	2,677,505	2,756,418
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034	625,598	656,095
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034	511,727	536,876
Fannie Mae, Pool #745418, 5.50%, 4/1/2036	473,882	516,218
Fannie Mae, Pool #889576, 6.00%, 4/1/2038	399,396	437,786
Fannie Mae, Pool #995196, 6.00%, 7/1/2038	902,471	989,201
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038	134,558	147,398
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	44,888	49,297
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	790,722	830,872
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	570,845	624,984
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	665,772	729,504
Fannie Mae, Pool #AS3622, 3.50%, 10/1/2044	2,210,847	2,234,355
Fannie Mae, Pool #AX5234, 4.50%, 11/1/2044	875,101	911,400
Fannie Mae, Pool #AZ9215, 4.00%, 10/1/2045	712,495	732,698
Fannie Mae, Pool #BC3490, 3.50%, 2/1/2046	2,173,597	2,193,357

	PRINCIPAL AMOUNT[3]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #MA2705, 3.00%, 8/1/2046	1,645,602	$1,617,384
Fannie Mae, Pool #BE7845, 4.50%, 2/1/2047	545,783	572,510
Fannie Mae, Pool #CA1922, 5.00%, 6/1/2048	2,309,194	2,431,568
Fannie Mae, Pool #CA2056, 4.50%, 7/1/2048	2,148,001	2,233,165
Fannie Mae, Pool #BK9598, 4.50%, 8/1/2048	601,039	624,854
Fannie Mae, Pool #CA2219, 5.00%, 8/1/2048	1,268,508	1,335,733
Fannie Mae, Pool #CA2373, 5.00%, 9/1/2048	2,060,479	2,169,674
Fannie Mae, Pool #AL8674, 5.654%, 1/1/2049	1,736,204	1,888,614
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	17,965	18,047
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	26,608	27,219
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	18,267	18,747
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	14,873	15,356
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	25,876	26,674
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	12,229	12,579
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	709,607	744,912
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	1,353	1,465
Freddie Mac, Pool #G03781, 6.00%, 1/1/2038	211,180	231,326
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	204,447	224,195
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	206,843	223,403
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	259,412	278,116
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	122,283	132,726
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	165,097	181,043
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	1,627,875	1,712,064
Freddie Mac, Pool #G60183, 4.00%, 12/1/2044	810,048	833,019

12

Investment Portfolio - January 31, 2019

(unaudited)

PRO-BLEND® MODERATE TERM SERIES
	PRINCIPAL AMOUNT3/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Ginnie Mae, Pool #263096, 9.50%, 3/15/2020	88	$88

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $32,397,344)		32,390,288

SHORT-TERM INVESTMENT - 1.4%

Dreyfus Government Cash Management, Institutional Shares, 2.30%[10],
(Identified Cost $6,044,062)	6,044,062	6,044,062

VALUE

TOTAL INVESTMENTS IN SECURITIES - 99.3%
(Identified Cost $410,009,797)	$421,898,756

TOTAL OPTIONS
WRITTEN - 0.0%##
(Premiums Received $67,001)	(160,945)

TOTAL INVESTMENTS - 99.3%	421,737,811
OTHER ASSETS, LESS LIABILITIES - 0.7%	2,928,278

NET ASSETS - 100%	$424,666,089

ADR - American Depositary Receipt

CAD - Canadian Dollar

ETF - Exchange-traded fund

IO - Interest only

MXN - Mexican Peso

No. - Number

SGD - Singapore Dollar

EXCHANGE-TRADED OPTIONS WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT (000)[3]	VALUE
Call
ServiceNow, Inc.	49	02/01/2019	$202.50	1,078	$(85,505)
Alphabet, Inc. - Class C	11	02/15/2019	1,110.00	1,228	(40,700)
Qorvo, Inc.	149	02/15/2019	67.50	974	(26,820)
Booking Holdings, Inc.	4	03/01/2019	1,970.00	733	(7,920)

TOTAL EXCHANGE-TRADED OPTIONS WRITTEN					$(160,945)

*Non-income producing security.

##Less than 0.1%.

1A portion of this security is designated as collateral for options contracts written. As of January 31, 2019, the total value of such securities was $17,572,625.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $46,472,744, or 10.9% of the Series’ net assets as of January 31, 2019.

3Amount is stated in USD unless otherwise noted.

4Floating rate security. Rate shown is the rate in effect as of January 31, 2019.

5Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

6Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2019.

7Security is perpetual in nature and has no stated maturity date.

8Illiquid security - This security was acquired on November 3, 2017 at a cost of $198,500 ($99.25 per share). This security has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $196,436, or less than 0.1% of the Series’ net assets as of January 31, 2019.

9Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2019.

10Rate shown is the current yield as of January 31, 2019.

13

Investment Portfolio - January 31, 2019

(unaudited)

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2		LEVEL 3
Assets:
Equity securities:
Communication Services	$12,707,558	$8,742,968	$3,964,590	#	$—
Consumer Discretionary	12,958,758	9,091,547	3,867,211	#	—
Consumer Staples	27,749,832	14,827,425	12,922,407	#	—
Energy	6,117,202	5,318,442	798,760	#	—
Financials	16,188,203	14,844,191	1,344,012	#	—
Health Care	33,832,875	29,382,328	4,450,547	#	—
Industrials	3,438,689	1,908,409	1,530,280	#	—
Information Technology	25,395,839	24,891,600	504,239	#	—
Materials	6,665,775	6,151,757	514,018	#	—
Real Estate	13,633,368	12,761,817	871,551	#	—
Utilities	335,256	97,329	237,927	#	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	114,915,054	—	114,915,054		—
Corporate debt:
Communication Services	9,628,464	—	9,628,464		—
Consumer Discretionary	9,721,783	—	9,721,783		—
Energy	14,810,524	—	14,810,524		—
Financials	27,402,015	—	27,402,015		—
Health Care	3,643,898	—	3,643,898		—
Industrials	11,709,748	—	11,709,748		—
Information Technology	405,250	—	405,250		—
Materials	3,769,525	—	3,769,525		—
Real Estate	2,169,596	—	2,169,596		—
Utilities	866,575	—	866,575		—
Asset-backed securities	12,243,613	—	12,243,613		—
Commercial mortgage-backed securities	31,791,776	—	31,791,776		—
Foreign government bonds	13,342,356	—	13,342,356		—
Mutual funds	6,455,224	6,455,224	—		—

Total assets	421,898,756	134,473,037	287,425,719		—

14

Investment Portfolio - January 31, 2019

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Liabilities:
Other financial instruments*:
Equity contracts	$(160,945)	$(153,025)	$(7,920)	$—

Total liabilities	(160,945)	(153,025)	(7,920)	—

Total	$421,737,811	$134,320,012	$287,417,799	$—

#Consists of certain foreign securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

*Other financial instruments are exchange traded options (Level 1 and Level 2).

There were no Level 3 securities held by the series as of October 31, 2018 or January 31, 2019.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

15

Investment Portfolio - January 31, 2019

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	SHARES	VALUE

COMMON STOCKS - 49.5%

Communication Services - 4.1%
Diversified Telecommunication Services - 0.3%
Elisa OYJ (Finland)	1,600	$ 66,940
Orange S.A. (France)	3,070	47,617
Telefonica Brasil S.A. (Brazil)	5,400	72,090
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	251,600	70,216
Zayo Group Holdings, Inc.*	50,180	1,377,441

		1,634,304

Entertainment - 0.6%
Electronic Arts, Inc.*	30,850	2,845,604
NCSoft Corp. (South Korea)*	230	96,849
NetEase, Inc. - ADR (China)	175	44,088
Nexon Co. Ltd. (Japan)*	17,900	272,321
Sea Ltd. - ADR (Thailand)*	6,385	89,454
Toho Co. Ltd. - Tokyo (Japan)	1,800	65,662
Vivendi S.A. (France)	1,595	40,671

		3,454,649

Interactive Media & Services - 2.6%
Alphabet, Inc. - Class A*[1]	2,410	2,713,395
Alphabet, Inc. - Class C*[1]	4,140	4,621,772
Tencent Holdings Ltd. - Class H (China)	145,939	6,496,419

		13,831,586

Media - 0.6%
Megacable Holdings S.A.B. de C.V. (Mexico)	2,837	12,761
Quebecor, Inc. - Class B (Canada)	66,485	1,565,038
Shaw Communications, Inc. - Class B (Canada)	79,195	1,608,069

		3,185,868

Wireless Telecommunication Services - 0.0%##
Globe Telecom, Inc. (Philippines)	940	36,561

Total Communication Services		22,142,968

Consumer Discretionary - 4.1%
Automobiles - 0.1%
Astra International Tbk PT (Indonesia)	112,988	68,544
Geely Automobile Holdings Ltd. (China)	55,000	93,577
Isuzu Motors Ltd. (Japan)	4,500	66,939
Peugeot S.A. (France)	830	20,879
Renault S.A. (France)	380	26,891
Suzuki Motor Corp. (Japan)	2,800	146,218

		423,048

Diversified Consumer Services - 0.1%
China Maple Leaf Educational Systems Ltd. (China)	160,000	69,087

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Diversified Consumer Services (continued)
China Yuhua Education Corp. Ltd. (China)[2]	252,000	$101,951
Fu Shou Yuan International Group Ltd. (China)	198,000	162,359
New Oriental Education & Technology Group, Inc. - ADR (China)*	2,310	177,962
TAL Education Group - ADR (China)*	1,675	51,975
Wisdom Education International Holdings Co. Ltd. (China)	160,000	65,375

		628,709

Hotels, Restaurants & Leisure - 0.1%
Basic-Fit N.V. (Netherlands)*[2]	3,345	102,335
Compass Group plc (United Kingdom)	3,175	67,940
Jollibee Foods Corp. (Philippines)	7,610	46,216
Kangwon Land, Inc. (South Korea)*	2,360	72,205
Oriental Land Co. Ltd. (Japan)	600	61,520
Restaurant Brands International, Inc. (Canada)	1,450	90,842
Sodexo S.A. (France)	650	67,666

		508,724

Household Durables - 0.1%
Barratt Developments plc (United Kingdom)	13,230	93,577
Berkeley Group Holdings plc (United Kingdom)	1,885	92,811
Persimmon plc (United Kingdom)	2,980	92,963
Taylor Wimpey plc (United Kingdom)	42,790	92,779
Techtronic Industries Co. Ltd. (Hong Kong)	11,000	64,213

		436,343

Internet & Direct Marketing Retail - 2.0%
Alibaba Group Holding Ltd. - ADR (China)*	1,140	192,079
Amazon.com, Inc.*	1,310	2,251,536
Booking Holdings, Inc.*[1]	4,600	8,430,926
Despegar.com Corp. (Argentina)*	2,460	36,949

		10,911,490

Leisure Products - 0.1%
Bandai Namco Holdings, Inc. (Japan)	3,000	132,530
Technogym S.p.A. (Italy)[2]	8,375	97,108
Thule Group AB (Sweden)[2]	7,195	146,898

Investment Portfolio - January 31, 2019

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Leisure Products (continued)
Yamaha Corp. (Japan)	3,300	$144,420

		520,956

Multiline Retail - 0.0%##
Lojas Americanas S.A. (Brazil)	5,700	32,929
Lojas Renner S.A. (Brazil)	6,140	76,598
Magazine Luiza S.A. (Brazil)	600	29,459

		138,986

Specialty Retail - 0.6%
Industria de Diseno Textil S.A. (Spain)	118,060	3,302,510

Textiles, Apparel & Luxury Goods - 1.0%
ANTA Sports Products Ltd. (China)	36,000	186,227
EssilorLuxottica S.A. (France)	390	49,405
Hermes International (France)	50	29,964
Kering S.A. (France)	125	62,690
Li Ning Co. Ltd. (China)*	121,821	149,892
lululemon athletica, Inc.*	31,509	4,657,345
LVMH Moet Hennessy Louis Vuitton SE (France)	450	144,360

		5,279,883

Total Consumer Discretionary		22,150,649

Consumer Staples - 8.8%
Beverages - 5.2%
Ambev S.A. - ADR (Brazil)	651,923	3,135,750
Ambev S.A. (Brazil)	20,400	97,939
Anheuser-Busch InBev S.A./N.V. (Belgium)	87,894	6,715,378
The Coca-Cola Co.	109,870	5,288,043
Coca-Cola European Partners plc (United Kingdom)	2,025	96,350
Coca-Cola HBC AG (Switzerland)	2,940	98,811
Davide Campari-Milano S.p.A. (Italy)	14,920	134,050
Diageo plc (United Kingdom)	176,790	6,747,427
PepsiCo, Inc.	46,765	5,269,013
Pernod Ricard S.A. (France)	360	59,729
Suntory Beverage & Food Ltd. (Japan)	1,500	66,415
Treasury Wine Estates Ltd. (Australia)	17,755	199,814

		27,908,719

Food & Staples Retailing - 0.1%
Alimentation Couche-Tard, Inc. - Class B (Canada)	1,800	97,785
Atacadao Distribuicao Comercio e Industria Ltda. (Brazil)	5,900	32,337

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Food & Staples Retailing (continued)
Koninklijke Ahold Delhaize N.V. (Netherlands)	3,815	$100,510
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	3,000	92,677
Metro, Inc. (Canada)	2,610	94,889
Puregold Price Club, Inc. (Philippines)*	32,900	28,745
Robinsons Retail Holdings, Inc. (Philippines)	17,670	29,840

		476,783

Food Products - 2.4%
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	10	63,585
Danone S.A. (France)	4,078	296,763
Kerry Group plc - Class A (Ireland)	1,835	188,715
Kikkoman Corp. (Japan)	2,500	133,000
Mondelez International, Inc. - Class A	124,275	5,748,962
Nestle S.A. (Switzerland)	71,881	6,266,865
Universal Robina Corp. (Philippines)	25,250	71,812
Yakult Honsha Co. Ltd. (Japan)	900	60,064

		12,829,766

Household Products - 0.0%##
Lion Corp. (Japan)	4,800	100,037

Personal Products - 1.1%
Beiersdorf AG (Germany)	1,550	155,157
L’Oreal S.A. (France)	380	91,589
Unilever plc - ADR (United Kingdom)	104,653	5,504,748

		5,751,494

Tobacco - 0.0%##
British American Tobacco plc - ADR
(United Kingdom)	2,355	83,084
KT&G Corp. (South Korea)*	740	65,891

		148,975

Total Consumer Staples		47,215,774

Energy - 1.9%
Energy Equipment & Services - 1.5%
Core Laboratories N.V.	1,435	96,805
Diamond Offshore Drilling, Inc.*	70,840	774,281
Halliburton Co.	106,840	3,350,502
Schlumberger Ltd.	63,978	2,828,467
Transocean Ltd.*	127,930	1,096,360

		8,146,415

Oil, Gas & Consumable Fuels - 0.4%
Cameco Corp. (Canada)	6,546	79,338

Investment Portfolio - January 31, 2019

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
China Petroleum & Chemical Corp. -
Class H (China)	248,000	$207,376
Eni S.p.A. (Italy)	11,820	200,417
Equinor ASA (Norway)	8,530	195,049
Galp Energia SGPS S.A. (Portugal)	11,600	181,244
Repsol S.A. (Spain)	11,976	210,215
Royal Dutch Shell plc - Class B - ADR (Netherlands)	4,640	291,392
Suncor Energy, Inc. (Canada)	6,220	200,619
TOTAL S.A. (France)	3,545	194,340
Vermilion Energy, Inc. (Canada)	6,045	148,140
Woodside Petroleum Ltd. (Australia)	6,075	151,956

		2,060,086

Total Energy		10,206,501

Financials - 5.0%
Banks - 0.3%
Banco Bradesco S.A. (Brazil)	8,600	106,722
Banco do Brasil S.A. (Brazil)	3,600	51,189
Banco Santander Brasil S.A. (Brazil)	3,800	50,084
The Bank Of N.T. Butterfield & Son Ltd. (Bermuda)	2,110	73,956
Bank of the Philippine Islands (Philippines)	21,780	38,123
Bankia S.A. (Spain)	44,848	130,731
Bankinter S.A. (Spain)	16,450	128,445
Barclays plc (United Kingdom)	44,435	92,618
BDO Unibank, Inc. (Philippines)	26,070	67,733
BNP Paribas S.A. (France)	1,965	92,602
CaixaBank S.A. (Spain)	33,720	127,529
Credit Agricole S.A. (France)	2,255	25,755
FinecoBank Banca Fineco S.p.A. (Italy)	16,480	179,203
Intesa Sanpaolo S.p.A. (Italy)	31,550	72,190
Itau Unibanco Holding S.A. (Brazil)	9,400	99,948
Itausa - Investimentos Itau S.A. (Brazil)	14,600	54,041
Lloyds Banking Group plc (United Kingdom)	125,580	95,737
Mediobanca Banca di Credito Finanziario S.p.A. (Italy)	8,480	73,901
Metropolitan Bank & Trust Co. (Philippines)	29,940	48,328
Royal Bank of Scotland Group plc (United Kingdom)	29,910	94,881
Societe Generale S.A. (France)	1,295	40,377
UniCredit S.p.A. (Italy)	5,682	65,686

		1,809,779

	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Capital Markets - 3.9%
B3 S.A. - Brasil Bolsa Balcao (Brazil)	6,300	$54,360
BlackRock, Inc.	3,365	1,396,744
Cboe Global Markets, Inc.	25,015	2,333,149
The Charles Schwab Corp.	60,455	2,827,480
CME Group, Inc.	14,620	2,664,934
Deutsche Boerse AG (Germany)	745	99,195
E*TRADE Financial Corp.	28,430	1,326,544
Intercontinental Exchange, Inc.	34,710	2,664,340
Japan Exchange Group, Inc. (Japan)	5,600	98,609
Julius Baer Group Ltd. (Switzerland)	3,600	144,692
London Stock Exchange Group plc (United Kingdom)	3,165	190,346
Moody’s Corp.	21,830	3,460,273
S&P Global, Inc.	18,415	3,529,235

		20,789,901

Diversified Financial Services - 0.7%
Berkshire Hathaway, Inc. - Class B*	18,850	3,874,429

Insurance - 0.1%
Admiral Group plc (United Kingdom)	2,600	70,699
AXA S.A. (France)	3,450	80,006
BB Seguridade Participacoes S.A. (Brazil)	4,900	41,729
Ping An Insurance Group Co. of China Ltd. - Class H (China)	15,000	146,033

		338,467

Total Financials		26,812,576

Health Care - 10.5%
Biotechnology - 3.1%
BioMarin Pharmaceutical, Inc.*	29,290	2,875,399
Incyte Corp.*	65,425	5,272,601
Regeneron Pharmaceuticals, Inc.*	6,190	2,657,181
Seattle Genetics, Inc.*	46,455	3,550,556
Vertex Pharmaceuticals, Inc.*	11,270	2,151,556

		16,507,293

Health Care Equipment & Supplies - 1.8%
Coloplast A/S - Class B (Denmark)	715	65,315
Getinge AB - Class B (Sweden)	4,320	48,778
Hoya Corp. (Japan)	1,600	92,860
Medtronic plc	102,060	9,021,083
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	96,000	80,435
Smith & Nephew plc (United Kingdom)	7,365	138,747
Sonova Holding AG (Switzerland)	740	138,880

Investment Portfolio - January 31, 2019

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies (continued)
STERIS plc	865	$98,662
Terumo Corp. (Japan)	1,100	62,801

		9,747,561

Health Care Providers & Services - 0.5%
DaVita, Inc.*	44,965	2,523,885

Life Sciences Tools & Services - 0.1%
QIAGEN N.V.*	2,087	77,282
QIAGEN N.V.*	2,954	109,102
Tecan Group AG (Switzerland)	235	47,455

		233,839

Pharmaceuticals - 5.0%
Chugai Pharmaceutical Co. Ltd. (Japan)	1,100	64,951
Johnson & Johnson[1]	56,795	7,558,279
Kalbe Farma Tbk PT (Indonesia)	594,700	68,158
Merck & Co., Inc.	37,180	2,767,307
Merck KGaA (Germany)	53,705	5,638,963
Novartis AG - ADR (Switzerland)	112,160	9,816,243
Novartis AG (Switzerland)	2,720	237,458
Novo Nordisk A/S - Class B (Denmark)	1,435	67,253
Perrigo Co. plc	3,320	154,214
Recordati S.p.A. (Italy)	1,925	69,755
Roche Holding AG (Switzerland)	925	246,083
Sanofi (France)	1,790	155,583
UCB S.A. (Belgium)	1,105	95,751

		26,939,998

Total Health Care		55,952,576

Industrials - 1.0%
Aerospace & Defense - 0.1%
Airbus S.E. (France)	955	110,073
BAE Systems plc (United Kingdom)	22,055	148,372
CAE, Inc. (Canada)	3,540	75,221
Elbit Systems Ltd. (Israel)	535	66,271
MTU Aero Engines AG (Germany)	330	71,162
Safran S.A. (France)	550	72,264
Thales S.A. (France)	155	17,141

		560,504

Air Freight & Logistics - 0.4%
FedEx Corp.	12,310	2,185,887

Airlines - 0.0%##
Ryanair Holdings plc - ADR (Ireland)*	961	68,231

Building Products - 0.0%##
Cie de Saint-Gobain (France)	775	26,744

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Commercial Services & Supplies - 0.0%##
Secom Co. Ltd. (Japan)	700	$58,605

Construction & Engineering - 0.1%
FLSmidth & Co. A/S (Denmark)	390	18,279
Vinci S.A. (France)	2,830	249,012

		267,291

Electrical Equipment - 0.0%##
Schneider Electric S.E. (France)	955	67,921

Industrial Conglomerates - 0.1%
DMCI Holdings, Inc. (Philippines)	123,700	29,916
Jardine Matheson Holdings Ltd. (Hong Kong)	985	65,891
LT Group, Inc. (Philippines)	101,500	30,247
Siemens AG (Germany)	1,280	140,541
SM Investments Corp. (Philippines)	3,550	67,721

		334,316

Machinery - 0.2%
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (South Korea)*	1,740	58,210
Epiroc AB - Class A (Sweden)*	2,395	22,998
FANUC Corp. (Japan)	570	96,947
Hyundai Heavy Industries Co. Ltd. (South Korea)*	1,570	196,475
Hyundai Mipo Dockyard Co. Ltd. (South Korea)	3,495	198,048
Metso OYJ (Finland)	665	19,563
Samsung Heavy Industries Co. Ltd. (South Korea)*	7,295	59,923
WEG S.A. (Brazil)	6,100	31,510
The Weir Group plc (United Kingdom)	13,710	271,315

		954,989

Professional Services - 0.1%
Experian plc (United Kingdom)	2,810	70,552
RELX plc (United Kingdom)	3,220	71,321
Wolters Kluwer N.V. (Netherlands)	1,115	69,343

		211,216

Road & Rail - 0.0%##
Canadian National Railway Co. (Canada)	820	68,430

Trading Companies & Distributors - 0.0%##
Kanamoto Co. Ltd. (Japan)	3,000	83,354

Transportation Infrastructure - 0.0%##
Airports of Thailand PCL (Thailand)	31,200	69,095
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	11,100	62,001

Investment Portfolio - January 31, 2019

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Transportation Infrastructure (continued)
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	715	$64,450

		195,546

Total Industrials		5,083,034

Information Technology - 7.7%
Electronic Equipment, Instruments & Components - 0.1%
Halma plc (United Kingdom)	5,395	99,224
Hexagon A.B. - Class B (Sweden)	3,045	149,118
Keyence Corp. (Japan)	718	369,494

		617,836

IT Services - 4.4%
Amdocs Ltd.	4,835	270,180
Capgemini SE (France)	240	26,504
InterXion Holding N.V. (Netherlands)*	76,075	4,567,543
LiveRamp Holdings, Inc.*	89,990	3,909,166
Mastercard, Inc. - Class A	40,260	8,500,094
Visa, Inc. - Class A1	45,930	6,201,009

		23,474,496

Semiconductors & Semiconductor Equipment - 1.1%
Qorvo, Inc.*[1]	89,100	5,823,576

Software - 2.1%
Check Point Software Technologies
Ltd. (Israel)*	630	70,510
Dassault Systemes S.E. (France)	235	29,453
Microsoft Corp.	76,170	7,954,433
ServiceNow, Inc.*[1]	14,680	3,229,894
Sophos Group plc (United Kingdom)[2]	24,315	107,663

		11,391,953

Total Information Technology		41,307,861

Materials - 2.2%
Chemicals - 0.2%
Air Liquide S.A. (France)	710	86,193
Akzo Nobel N.V. (Netherlands)	2,636	226,835
Givaudan S.A. (Switzerland)	25	60,651
Mexichem S.A.B. de C.V. (Mexico)	26,600	71,236
Nissan Chemical Corp. (Japan)	2,500	132,923
OCI N.V. (Netherlands)*	2,660	56,253
Solvay S.A. (Belgium)	1,925	209,574

		843,665

Containers & Packaging - 2.0%
Ball Corp.	133,880	6,999,246

	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Containers & Packaging (continued)
Sealed Air Corp.	89,420	$3,532,090

		10,531,336

Metals & Mining - 0.0%##
Antofagasta plc (Chile)	4,115	47,042
First Quantum Minerals Ltd. (Zambia)	4,240	49,081
Lundin Mining Corp. (Chile)	9,460	43,198

		139,321

Total Materials		11,514,322

Real Estate - 4.1%
Equity Real Estate Investment Trusts (REITS) - 3.9%
Acadia Realty Trust	2,080	59,758
Agree Realty Corp.	1,240	81,877
Alexandria Real Estate Equities, Inc.	455	59,928
American Campus Communities, Inc.	2,020	92,960
American Homes 4 Rent - Class A	11,180	247,190
American Tower Corp.	16,950	2,929,638
Americold Realty Trust	1,845	54,095
Apartment Investment & Management Co. - Class A	3,600	178,272
Apple Hospitality REIT, Inc.	3,415	56,040
AvalonBay Communities, Inc.	2,520	486,158
Boston Properties, Inc.	2,920	385,060
Brandywine Realty Trust	15,895	239,220
British Land Co. plc (United Kingdom)	6,220	46,856
Camden Property Trust	585	56,716
Chesapeake Lodging Trust	2,840	80,883
Community Healthcare Trust, Inc.	5,740	189,535
CoreCivic, Inc.	7,980	158,563
Cousins Properties, Inc.	27,320	241,782
Crown Castle International Corp.	1,340	156,860
CubeSmart	1,645	50,913
Digital Realty Trust, Inc.	2,625	284,393
Equinix, Inc.	11,120	4,381,280
Equity LifeStyle Properties, Inc.	1,360	143,997
Equity Residential	5,565	403,796
Essex Property Trust, Inc.	945	256,284
Extra Space Storage, Inc.	1,360	134,110
Federal Realty Investment Trust	470	62,308
First Industrial Realty Trust, Inc.	3,070	100,450
Getty Realty Corp.	3,820	122,469
HCP, Inc.	6,115	192,867
Healthcare Realty Trust, Inc.	5,205	168,069
Healthcare Trust of America, Inc. - Class A	8,290	235,602

Investment Portfolio - January 31, 2019

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Hibernia REIT plc (Ireland)	61,450	$92,421
Host Hotels & Resorts, Inc.	7,790	140,687
Independence Realty Trust, Inc.	10,700	111,815
Invitation Homes, Inc.	8,408	189,096
Jernigan Capital, Inc.	5,975	129,538
Kimco Realty Corp.	5,275	89,728
Land Securities Group plc (United Kingdom)	4,120	46,854
Lexington Realty Trust	10,805	103,836
Liberty Property Trust	4,925	232,164
Mid-America Apartment Communities, Inc.	1,605	162,554
National Retail Properties, Inc.	2,095	110,427
National Storage Affiliates Trust	1,790	52,089
Physicians Realty Trust	14,830	268,571
Plymouth Industrial REIT, Inc.	3,562	57,134
Prologis, Inc.	7,510	519,392
Public Storage	1,420	301,778
Realty Income Corp.	985	67,660
SBA Communications Corp.*	16,230	2,962,462
Simon Property Group, Inc.	3,455	629,225
STAG Industrial, Inc.	4,875	134,404
STORE Capital Corp.	2,005	64,802
Sun Communities, Inc.	2,105	231,361
Sunstone Hotel Investors, Inc.	7,105	101,602
Tier REIT, Inc.	8,920	209,620
UDR, Inc.	6,030	263,812
UMH Properties, Inc.	4,475	62,784
Unibail-Rodamco-Westfield (France)	1,370	246,396
Urban Edge Properties	7,760	158,459
Ventas, Inc.	1,995	128,658
VEREIT, Inc.	19,775	159,782
Vornado Realty Trust	2,645	184,912
Weingarten Realty Investors	5,170	148,327
Welltower, Inc.	2,395	185,589

		20,885,868

Real Estate Management & Development - 0.2%
ADO Properties S.A. (Germany)[2]	870	52,226
Ayala Land, Inc. (Philippines)	89,700	76,640
Deutsche Wohnen S.E. (Germany)	4,076	203,626
Grand City Properties S.A. (Germany)	4,316	107,384
LEG Immobilien AG (Germany)	1,315	154,475
SM Prime Holdings, Inc. (Philippines)	124,675	91,414
TAG Immobilien AG (Germany)	4,065	102,738

	SHARES/
	PRINCIPAL AMOUNT[4]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Real Estate Management & Development (continued)
Vonovia S.E. (Germany)	4,050	$203,547

		992,050

Total Real Estate		21,877,918

Utilities - 0.1%
Electric Utilities - 0.0%##
Enel Chile S.A. - ADR (Chile)	12,705	68,988
Manila Electric Co. (Philippines)	9,150	64,367

		133,355

Independent Power and Renewable Electricity Producers - 0.0%##
Aboitiz Power Corp. (Philippines)	53,500	39,512
Engie Brasil Energia S.A. (Brazil)	6,900	79,174

		118,686

Multi-Utilities - 0.1%
AGL Energy Ltd. (Australia)	6,455	100,857
Engie S.A. (France)	2,545	40,800

		141,657

Water Utilities - 0.0%##
Guangdong Investment Ltd. (China)	70,000	133,678

Total Utilities		527,376

TOTAL COMMON STOCKS
(Identified Cost $238,338,334)		264,791,555

CORPORATE BONDS - 14.3%

Non-Convertible Corporate Bonds - 14.3%

Communication Services - 1.6%
Diversified Telecommunication Services - 1.0%
AT&T, Inc., 4.25%, 3/1/2027	2,280,000	2,307,558
Verizon Communications, Inc., 5.50%, 3/16/2047	2,950,000	3,300,959

		5,608,517

Media - 0.5%
CSC Holdings LLC[2], 5.50%, 5/15/2026	200,000	198,000
Discovery Communications LLC, 5.20%, 9/20/2047	2,230,000	2,107,885
Telenet Finance Luxembourg Notes S.A.R.L (Belgium)[2], 5.50%, 3/1/2028	400,000	378,000
UPCB Finance IV Ltd. (Netherlands)[2], 5.375%, 1/15/2025	120,000	115,500

		2,799,385

Investment Portfolio - January 31, 2019

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	PRINCIPAL AMOUNT[5]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Communication Services (continued)
Wireless Telecommunication Services - 0.1%
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	310,000	$296,825
Inmarsat Finance plc (United Kingdom)[2], 4.875%, 5/15/2022	120,000	116,100

		412,925

Total Communication Services		8,820,827

Consumer Discretionary - 1.7%
Automobiles - 0.4%
General Motors Co.[3], (3 mo. LIBOR US + 0.900%), 3.667%, 9/10/2021	2,180,000	2,134,220

Household Durables - 0.3%
Century Communities, Inc., 5.875%, 7/15/2025	340,000	312,800
LGI Homes, Inc.[2], 6.875%, 7/15/2026	240,000	231,000
Meritage Homes Corp., 5.125%, 6/6/2027	130,000	116,633
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	575,000	575,000
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	185,000	178,294
Weekley Homes LLC - Weekley Finance Corp., 6.625%, 8/15/2025	250,000	230,000

		1,643,727

Internet & Direct Marketing Retail - 0.6%
Booking Holdings, Inc., 3.60%, 6/1/2026	3,250,000	3,195,285

Multiline Retail - 0.4%
Macy’s Retail Holdings, Inc., 7.00%, 2/15/2028	980,000	1,018,122
Macy’s Retail Holdings, Inc., 6.90%, 4/1/2029	990,000	1,039,328

		2,057,450

Total Consumer Discretionary		9,030,682

Energy - 2.5%
Energy Equipment & Services - 0.0%##
Shelf Drilling Holdings Ltd. (United Arab Emirates)[2], 8.25%, 2/15/2025	170,000	154,275
TerraForm Power Operating, LLC[2], 5.00%, 1/31/2028	120,000	111,450

		265,725

	PRINCIPAL AMOUNT[5]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels - 2.5%
American Midstream Partners LP - American Midstream Finance Corp.[2], 9.50%, 12/15/2021	175,000	$162,750
Boardwalk Pipelines LP, 5.95%, 6/1/2026	2,980,000	3,060,506
Bruin E&P Partners, LLC[2], 8.875%, 8/1/2023	140,000	133,263
DCP Midstream Operating LP2, 5.35%, 3/15/2020	110,000	111,650
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	272,000	264,520
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	295,000	299,425
Genesis Energy LP - Genesis Energy Finance Corp., 5.625%, 6/15/2024	130,000	119,600
Jonah Energy LLC - Jonah Energy Finance Corp.[2], 7.25%, 10/15/2025	340,000	251,600
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	2,700,000	3,187,858
Lonestar Resources America, Inc.[2], 11.25%, 1/1/2023	135,000	129,600
Rockies Express Pipeline, LLC[2], 5.625%, 4/15/2020	195,000	198,412
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	2,920,000	3,164,011
SemGroup Corp. - Rose Rock Finance Corp., 5.625%, 7/15/2022	130,000	123,500
Southwestern Energy Co.[4], 6.20%, 1/23/2025	194,000	188,180
W&T Offshore, Inc.[2], 9.75%, 11/1/2023	165,000	160,462
The Williams Companies, Inc., 3.75%, 6/15/2027	1,720,000	1,673,403

		13,228,740

Total Energy		13,494,465

Financials - 4.6%
Banks - 2.8%
Bank of America Corp., 4.00%, 1/22/2025	3,190,000	3,215,071
Citigroup, Inc., 8.125%, 7/15/2039	1,210,000	1,764,487
Credit Suisse AG - New York NY (Switzerland), 5.40%, 1/14/2020	2,590,000	2,643,370
JPMorgan Chase & Co., 6.30%, 4/23/2019	3,480,000	3,506,631

Investment Portfolio - January 31, 2019

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	PRINCIPAL AMOUNT[5]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
JPMorgan Chase & Co.[6], (3 mo. LIBOR US + 1.000%), 4.023%, 12/5/2024	1,700,000	$1,741,881
Santander Holdings USA, Inc., 4.50%, 7/17/2025	2,190,000	2,229,938

		15,101,378

Capital Markets - 0.8%
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025	1,140,000	1,150,583
LPL Holdings, Inc.[2], 5.75%, 9/15/2025	130,000	127,829
Morgan Stanley[3], (3 mo. LIBOR US + 1.220%), 3.811%, 5/8/2024	3,070,000	3,077,337

		4,355,749

Consumer Finance - 0.1%
Navient Corp., 7.25%, 9/25/2023	140,000	142,450
SLM Corp., 5.125%, 4/5/2022	275,000	266,750

		409,200

Diversified Financial Services - 0.5%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 4.45%, 10/1/2025	2,260,000	2,211,389
Fidelity & Guaranty Life Holdings, Inc.[2], 5.50%, 5/1/2025	130,000	125,125
FS Energy & Power Fund[2], 7.50%, 8/15/2023	230,000	228,563
Oxford Finance, LLC - Oxford Finance Co.- Issuer II, Inc.[2], 6.375%, 12/15/2022	235,000	237,938

		2,803,015

Insurance - 0.4%
Prudential Financial, Inc.[6], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	1,990,000	2,069,600

Total Financials		24,738,942

Health Care - 0.1%
Health Care Providers & Services - 0.1%
DaVita, Inc., 5.00%, 5/1/2025	195,000	187,688
MEDNAX, Inc.[2], 6.25%, 1/15/2027	190,000	191,425

		379,113

Pharmaceuticals - 0.0%##
Horizon Pharma, Inc. - Horizon Pharma USA, Inc.[2], 8.75%, 11/1/2024	350,000	369,950

Total Health Care		749,063

	PRINCIPAL AMOUNT[5]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials - 1.9%
Airlines - 0.1%
Allegiant Travel Co., 5.50%, 7/15/2019	175,000	$176,531
American Airlines Group, Inc.[2], 5.50%, 10/1/2019	615,000	619,367

		795,898

Commercial Services & Supplies - 0.1%
The ADT Security Corp., 5.25%, 3/15/2020	110,000	111,650
The ADT Security Corp., 4.125%, 6/15/2023	160,000	154,000
Covanta Holding Corp., 6.00%, 1/1/2027	155,000	148,413
W/S Packaging Holdings, Inc.[2], 9.00%, 4/15/2023	235,000	236,175

		650,238

Construction & Engineering - 0.1%
Tutor Perini Corp.[2], 6.875%, 5/1/2025	276,000	272,970

Industrial Conglomerates - 0.3%
General Electric Co.[6,7], (3 mo. LIBOR US + 3.330%), 5.00%	1,980,000	1,732,500

Machinery - 0.5%
CNH Industrial Capital LLC, 3.375%, 7/15/2019	2,410,000	2,414,311

Marine - 0.2%
Borealis Finance, LLC[2], 7.50%, 11/16/2022	400,000	379,000
Global Ship Lease, Inc. (United Kingdom)[2], 9.875%, 11/15/2022	325,000	315,656
MPC Container Ships Invest B.V. (Norway) [3,8], (3 mo. LIBORUS+ 4.750%), 7.572%, 9/22/2022	200,000	196,436

		891,092

Trading Companies & Distributors - 0.6%
Aircastle Ltd., 6.25%, 12/1/2019	140,000	143,011
Fortress Transportation & Infrastructure Investors, LLC[2], 6.50%, 10/1/2025	160,000	153,600
International Lease Finance Corp., 6.25%, 5/15/2019	2,528,000	2,549,556
Park Aerospace Holdings Ltd. (Ireland)[2], 4.50%, 3/15/2023	251,000	246,294

		3,092,461

Investment Portfolio - January 31, 2019

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	PRINCIPAL AMOUNT[5]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Transportation Infrastructure - 0.0%##
Eagle Bulk Shipco, LLC, 8.25%, 11/28/2022	196,000	$194,040

Total Industrials		10,043,510

Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom Corp. - Broadcom Cayman Finance Ltd., 2.375%, 1/15/2020	2,660,000	2,639,405
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	267,000	253,650

		2,893,055

Software - 0.0%##
Nuance Communications, Inc., 5.625%, 12/15/2026	140,000	137,200

Total Information Technology		3,030,255

Materials - 0.7%
Chemicals - 0.1%
LSB Industries, Inc.[2], 9.625%, 5/1/2023	210,000	213,675

Containers & Packaging - 0.0%##
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[2], 6.00%, 2/15/2025	200,000	194,500

Metals & Mining - 0.6%
First Quantum Minerals Ltd. (Zambia)[2], 7.25%, 4/1/2023	60,000	57,451
Mountain Province Diamonds, Inc. (Canada)[2], 8.00%, 12/15/2022	295,000	297,950
Northwest Acquisitions ULC - Dominion Finco, Inc.[2], 7.125%, 11/1/2022	295,000	293,879
Petra Diamonds US Treasury plc (South Africa)[2], 7.25%, 5/1/2022	200,000	188,000
Southern Copper Corp. (Peru), 5.375%, 4/16/2020	2,020,000	2,075,752
Techniplas LLC[2], 10.00%, 5/1/2020	205,000	191,419

		3,104,451

Total Materials		3,512,626

Real Estate - 0.4%
Equity Real Estate Investment Trusts (REITS) - 0.4%
American Homes 4 Rent LP, 4.25%, 2/15/2028	1,140,000	1,098,074
Greystar Real Estate Partners, LLC[2], 5.75%, 12/1/2025	185,000	183,612
GTP Acquisition Partners I LLC[2], 2.35%, 6/15/2020	427,000	420,793

	PRINCIPAL AMOUNT5 / SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Equity Real Estate Investment Trusts (REITS)
(continued)
iStar, Inc., 5.25%, 9/15/2022	198,000	$194,931

Total Real Estate		1,897,410

Utilities - 0.2%
Gas Utilities - 0.0%##
NGL Energy Partners LP - NGL Energy Finance Corp., 6.125%, 3/1/2025	190,000	171,712

Independent Power and Renewable Electricity Producers - 0.2%
Atlantica Yield plc (Spain)[2], 7.00%, 11/15/2019	506,000	507,265
Drax Finco plc (United Kingdom)[2], 6.625%, 11/1/2025	245,000	243,775

		751,040

Total Utilities		922,752

TOTAL CORPORATE BONDS
(Identified Cost $77,214,569)		76,240,532

MUTUAL FUNDS - 0.1%
iShares MSCI Europe Financials ETF	16,365	294,897
iShares MSCI Thailand ETF	4,480	407,232

TOTAL MUTUAL FUNDS
(Identified Cost $698,770)		702,129

U.S. TREASURY SECURITIES - 18.3%
U.S. Treasury Bonds - 7.7%
U.S. Treasury Bond, 6.25%, 5/15/2030	4,599,000	6,189,967
U.S. Treasury Bond, 4.75%, 2/15/2037	8,779,000	11,241,235
U.S. Treasury Bond, 2.50%, 2/15/2045	12,453,000	11,322,015
U.S. Treasury Bond, 3.00%, 5/15/2047	9,305,000	9,293,369
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	3,154,603	2,945,405

Total U.S. Treasury Bonds
(Identified Cost $41,286,167)		40,991,991

U.S. Treasury Notes - 10.6%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	16,666,700	16,445,562
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	3,027,102	2,958,152

Investment Portfolio - January 31, 2019

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES

	PRINCIPAL
	AMOUNT[5]	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note, 2.125%, 7/31/2024	15,140,000	$14,872,684
U.S. Treasury Note, 1.625%, 5/15/2026	11,439,000	10,743,723
U.S. Treasury Note, 2.375%, 5/15/2027	6,465,000	6,364,995
U.S. Treasury Note, 2.75%, 2/15/2028	5,155,000	5,208,161

Total U.S. Treasury Notes (Identified Cost $56,455,358)		56,593,277

TOTAL U.S. TREASURY SECURITIES (Identified Cost $97,741,525)		97,585,268

ASSET-BACKED SECURITIES - 2.8%

Cazenovia Creek Funding I LLC, Series 2015-1A, Class A2, 2.00%, 12/10/2023	51,304	51,048
Cazenovia Creek Funding II LLC, Series 2018-1A, Class A2, 3.561%, 7/15/2030	1,202,831	1,197,283
Chesapeake Funding II LLC, Series 2017-2A, Class A1[2], 1.99%, 5/15/2029	4,478,112	4,430,724
Chesapeake Funding II LLC, Series 2017-4A, Class A1[2], 2.12%, 11/15/2029	1,198,170	1,181,414
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A2, 2.56%, 10/15/2025	1,224,000	1,219,741
Invitation Homes Trust, Series 2017-SFR2, Class A2,3, (1 mo. LIBOR US + 0.850%), 3.358%, 12/17/2036	512,314	507,367
Invitation Homes Trust, Series 2017-SFR2, Class B2,3, (1 mo. LIBOR US + 1.150%), 3.658%, 12/17/2036	390,000	388,335
SoFi Consumer Loan Program LLC, Series 2017-5, Class A1[2], 2.14%, 9/25/2026	497,696	495,729
SoFi Professional Loan Program LLC, Series 2017-A, Class A2A2, 1.55%, 3/26/2040	235,100	233,456
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX2, 2.05%, 1/25/2041	282,279	279,722
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX2, 2.84%, 1/25/2041	300,000	294,306

	PRINCIPAL
	AMOUNT[5]	VALUE

ASSET-BACKED SECURITIES (continued)
SoFi Professional Loan Program LLC, Series 2018-A, Class A2A2, 2.39%, 2/25/2042	664,215	$658,551
SoFi Professional Loan Program LLC, Series 2018-C, Class A1FX2, 3.08%, 1/25/2048	1,768,421	1,767,730
Tax Ease Funding LLC, Series 2016-1A, Class A2, 3.131%, 6/15/2028	200,511	198,799
Tricon American Homes Trust, Series 2016-SFR1, Class A2, 2.589%, 11/17/2033	870,730	847,383
Tricon American Homes Trust, Series 2017-SFR2, Class A2, 2.928%, 1/17/2036	997,491	965,738

TOTAL ASSET-BACKED SECURITIES (Identified Cost $14,853,018)		14,717,326

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.4%

Americold LLC Trust, Series 2010-ARTA, Class A1[2], 3.847%, 1/14/2029	76,043	76,634
BWAY Mortgage Trust, Series 2015-1740, Class A2, 2.917%, 1/10/2035	2,411,000	2,360,383
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[2,9], 2.50%, 5/25/2043	598,484	565,775
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[2,9], 2.13%, 2/25/2043	548,537	517,246
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	972,187	990,698
FDIC Trust, Series 2011-R1, Class A2, 2.672%, 7/25/2026	128,775	128,227
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[9], 1.271%, 8/25/2020	7,876,499	121,220
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[9], 1.149%, 4/25/2021	8,989,568	198,892
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[9], 1.478%, 10/25/2021	3,794,064	129,925
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[9], 1.302%, 12/25/2021	16,059,043	493,551

Investment Portfolio - January 31, 2019

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	PRINCIPAL AMOUNT[5]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[9], 1.441%, 6/25/2022	10,861,402	$445,314
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[9], 0.195%, 4/25/2023	43,709,031	324,924
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[9], 0.103%, 5/25/2023	28,056,466	129,624
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	1,194,899	1,228,774
Freddie Mac REMICS, Series 4801, Class BA, 4.50%, 5/15/2044	1,228,136	1,276,044
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[2], 0.10%, 6/25/2046	77,228,779	250,252
FREMF Mortgage Trust, Series 2013-K712, Class B2,9, 3.358%, 5/25/2045	767,000	767,073
FREMF Mortgage Trust, Series 2013-K713, Class B2,9, 3.154%, 4/25/2046	1,350,000	1,348,103
FREMF Mortgage Trust, Series 2014-K41, Class B2,9, 3.832%, 11/25/2047	1,315,000	1,329,210
FREMF Mortgage Trust, Series 2014-K503, Class B2,9, 3.008%, 10/25/2047	1,325,000	1,322,524
FREMF Mortgage Trust, Series 2014-K715, Class B2,9, 3.978%, 2/25/2046	1,279,000	1,297,921
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[2,9], 3.382%, 12/15/2034	1,535,000	1,526,133
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	1,471,588	1,407,427
GS Mortgage Securities Trust, Series 2010-C2, Class A1[2], 3.849%, 12/10/2043	41,264	41,542
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[2,9], 3.00%, 3/25/2043	379,260	369,571
JP Morgan Mortgage Trust, Series 2013-2, Class A2[2,9], 3.50%, 5/25/2043	329,690	325,595
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[2,9], 3.00%, 6/25/2029	537,092	532,532

	PRINCIPAL AMOUNT[5]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JP Morgan Mortgage Trust, Series 2017-3, Class 1A5[2,9], 3.50%, 8/25/2047		1,161,697	$1,156,735
JP Morgan Mortgage Trust, Series 2017-6, Class A5[2,9], 3.50%, 12/25/2048		1,419,294	1,413,231
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[2,9], 3.75%, 11/25/2054		388,557	388,350
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[2,9], 3.75%, 8/25/2055		589,237	589,503
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[2,9], 3.75%, 11/25/2056		596,995	596,138
OBP Depositor LLC Trust, Series 2010-OBP, Class A2, 4.646%, 7/15/2045		115,000	116,548
Sequoia Mortgage Trust, Series 2013-2, Class A9, 1.874%, 2/25/2043		413,426	372,675
Sequoia Mortgage Trust, Series 2013-7, Class A2[9], 3.00%, 6/25/2043		463,330	448,835
Sequoia Mortgage Trust, Series 2013-8, Class A1[9], 3.00%, 6/25/2043		473,743	460,715
Starwood Retail Property Trust, Series 2014-STAR, Class A2,3, (1 mo. LIBOR US + 1.220%), 3.729%, 11/15/2027		992,096	982,810
Towd Point Mortgage Trust, Series 2016-5, Class A1[2,9], 2.50%, 10/25/2056		1,029,037	998,158
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX2, 4.004%, 9/13/2028		350,000	355,634
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[2], 4.393%, 11/15/2043		600,000	610,421
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[2,9], 3.50%, 1/20/2045		457,190	451,820
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[2,9], 3.50%, 3/20/2045		386,924	385,841

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $28,470,840)			28,832,528

FOREIGN GOVERNMENT BONDS - 1.7%

Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	358,000	280,929

Investment Portfolio - January 31, 2019

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	PRINCIPAL AMOUNT[5]		VALUE

FOREIGN GOVERNMENT BONDS (continued)

Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		4,625,000	$4,584,587
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	7,313,000	381,004
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	3,112,000	156,762
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	5,057,000	251,136
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	972,000	47,526
Province of Ontario (Canada), 1.25%, 6/17/2019		777,000	772,851
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	657,000	488,716
Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019		2,179,000	2,160,479

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $9,714,911)			9,123,990

U.S. GOVERNMENT AGENCIES - 6.1%

Mortgage-Backed Securities - 6.1%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		84,789	86,156
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		5,228	5,289
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		14,602	14,953
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		81,373	82,750
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		17,378	17,798
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		103,274	104,959
Fannie Mae, Pool #990895, 5.50%, 10/1/2023		18,294	18,915
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024		14,365	14,944
Fannie Mae, Pool #MA3463, 4.00%, 9/1/2033		1,868,577	1,923,648
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034		691,399	725,105
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034		430,159	451,300
Fannie Mae, Pool #909786, 5.50%, 3/1/2037		99,207	107,786
Fannie Mae, Pool #889576, 6.00%, 4/1/2038		266,188	291,774
Fannie Mae, Pool #889579, 6.00%, 5/1/2038		224,757	244,509
Fannie Mae, Pool #995196, 6.00%, 7/1/2038		13,643	14,954

	PRINCIPAL AMOUNT[5]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038	561,471	$615,046
Fannie Mae, Pool #AD0220, 6.00%, 10/1/2038	21,754	23,890
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	351,552	381,784
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	461,152	484,568
Fannie Mae, Pool #AL1595, 6.00%, 1/1/2040	278,204	304,589
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	524,287	574,475
Fannie Mae, Pool #AL0241, 4.00%, 4/1/2041	786,830	812,275
Fannie Mae, Pool #AI5172, 4.00%, 8/1/2041	645,938	666,828
Fannie Mae, Pool #AL1410, 4.50%, 12/1/2041	1,178,088	1,236,143
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043	654,260	675,394
Fannie Mae, Pool #AS3622, 3.50%, 10/1/2044	2,210,847	2,234,355
Fannie Mae, Pool #AX5234, 4.50%, 11/1/2044	512,871	534,144
Fannie Mae, Pool #AS4103, 4.50%, 12/1/2044	685,208	718,464
Fannie Mae, Pool #AZ9215, 4.00%, 10/1/2045	542,881	558,274
Fannie Mae, Pool #BC3490, 3.50%, 2/1/2046	1,707,265	1,722,785
Fannie Mae, Pool #BC6764, 3.50%, 4/1/2046	712,237	718,271
Fannie Mae, Pool #MA2670, 3.00%, 7/1/2046	507,729	499,023
Fannie Mae, Pool #MA2705, 3.00%, 8/1/2046	1,005,646	988,401
Fannie Mae, Pool #BD6997, 4.00%, 10/1/2046	755,774	775,973
Fannie Mae, Pool #BE7845, 4.50%, 2/1/2047	917,028	961,936
Fannie Mae, Pool #CA1922, 5.00%, 6/1/2048	2,171,062	2,286,115
Fannie Mae, Pool #BK9598, 4.50%, 8/1/2048	621,408	646,030
Fannie Mae, Pool #CA2219, 5.00%, 8/1/2048	1,263,572	1,330,536
Fannie Mae, Pool #CA2373, 5.00%, 9/1/2048	1,337,330	1,408,202
Fannie Mae, Pool #AL8674, 5.654%, 1/1/2049	1,364,143	1,483,892
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	13,101	13,161

Investment Portfolio - January 31, 2019

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES
	PRINCIPAL AMOUNT[5]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	19,403	$19,849
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	13,324	13,673
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	10,846	11,198
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	18,865	19,446
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	8,287	8,525
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	436,190	457,891
Freddie Mac, Pool #C91771, 4.50%, 6/1/2034	403,766	424,903
Freddie Mac, Pool #C91780, 4.50%, 7/1/2034	470,892	494,319
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	120,784	132,451
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	184,569	199,345
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	231,476	248,166
Freddie Mac, Pool #G04601, 5.50%, 7/1/2038	551,200	589,680
Freddie Mac, Pool #G04587, 5.50%, 8/1/2038	483,562	518,025
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	152,397	167,116

	PRINCIPAL AMOUNT5 /
	SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	1,335,645	$1,404,721
Freddie Mac, Pool #G60183, 4.00%, 12/1/2044	617,437	634,946
Freddie Mac, Pool #Q33778, 4.00%, 6/1/2045	670,193	688,889

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $33,012,072)		32,792,537

SHORT-TERM INVESTMENT - 1.2%

Dreyfus Government Cash
Management, Institutional Shares, 2.30%[10], (Identified Cost $6,587,511)	6,587,511	6,587,511

TOTAL INVESTMENTS IN SECURITIES - 99.4%
(Identified Cost $506,631,550)		531,373,376

TOTAL OPTIONS WRITTEN - (0.1)%
(Premiums Received $90,614)		(216,085)

TOTAL INVESTMENTS - 99.3%		531,157,291
OTHER ASSETS, LESS LIABILITIES - 0.7%		3,480,887

NET ASSETS - 100%		$534,638,178

ADR - American Depositary Receipt

CAD - Canadian Dollar

ETF - Exchange-traded fund

IO - Interest only

MXN - Mexican Peso

SGD - Singapore Dollar

Investment Portfolio - January 31, 2019

(unaudited)

EXCHANGE-TRADED OPTIONS WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT (000)[5]	VALUE
Call
ServiceNow, Inc.	65	02/01/2019	$202.50	1,430	$(113,425)
Alphabet, Inc. - Class C	15	02/15/2019	1,110.00	1,675	(55,500)
Qorvo, Inc.	196	02/15/2019	67.50	1,281	(35,280)
Booking Holdings, Inc.	6	03/01/2019	1,970.00	1,100	(11,880)

TOTAL EXCHANGE-TRADED OPTIONS WRITTEN					$(216,085)

*Non-income producing security.

## Less than 0.1%.

1A portion of this security is designated as collateral for options contracts written. As of January 31, 2019, the total value of such securities was $33,016,772.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $44,877,690, or 8.4% of the Series’ net assets as of January 31, 2019.

3Floating rate security. Rate shown is the rate in effect as of January 31, 2019.

4Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

5Amount is stated in USD unless otherwise noted.

6Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2019.

7Security is perpetual in nature and has no stated maturity date.

8Illiquid security - This security was acquired November 3, 2017 at a cost of $198,500 ($99.25 per share). This security has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $196,436, or less than 0.1% of the Series’ net assets as of January 31, 2019.

9Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2019.

10Rate shown is the current yield as of January 31, 2019.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2019 in valuing the Series assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2		LEVEL 3
Assets:
Equity securities:
Communication Services	$22,142,968	$14,949,712	$7,193,256	#	$—
Consumer Discretionary	22,150,649	16,028,600	6,122,049	#	—
Consumer Staples	47,215,774	25,448,900	21,766,874	#	—
Energy	10,206,501	8,865,904	1,340,597	#	—
Financials	26,812,576	24,609,157	2,203,419	#	—
Health Care	55,952,576	48,524,248	7,428,328	#	—
Industrials	5,083,034	2,555,730	2,527,304	#	—

Investment Portfolio - January 31, 2019

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2		LEVEL 3
Information Technology	$41,307,861	$40,526,405	$781,456	#	$—
Materials	11,514,322	10,694,851	819,471	#	—
Real Estate	21,877,918	20,453,341	1,424,577	#	—
Utilities	527,376	148,162	379,214	#	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	130,377,805	—	130,377,805		—
Corporate debt:
Communication Services	8,820,827	—	8,820,827		—
Consumer Discretionary	9,030,682	—	9,030,682		—
Energy	13,494,465	—	13,494,465		—
Financials	24,738,942	—	24,738,942		—
Health Care	749,063	—	749,063		—
Industrials	10,043,510	—	10,043,510		—
Information Technology	3,030,255	—	3,030,255		—
Materials	3,512,626	—	3,512,626		—
Real Estate	1,897,410	—	1,897,410		—
Utilities	922,752	—	922,752		—
Asset-backed securities	14,717,326	—	14,717,326		—
Commercial mortgage-backed securities	28,832,528	—	28,832,528		—
Foreign government bonds	9,123,990	—	9,123,990		—
Mutual funds	7,289,640	7,289,640	—		—

Total assets	531,373,376	220,094,650	311,278,726		—

Liabilities:
Other financial instruments*:
Equity contracts	(216,085)	(204,205)	(11,880)		—

Total liabilities	(216,085)	(204,205)	(11,880)		—

Total	$531,157,291	$219,890,445	$311,266,846		$—

#Consists of certain foreign securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

*Other financial instruments are exchange traded options (Level 1 and Level 2).

There were no Level 3 securities held by the Series as of October 31, 2018 or January 31, 2019.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - January 31, 2019

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES
	SHARES	VALUE

COMMON STOCKS - 85.2%

Communication Services - 5.8%
Diversified Telecommunication Services - 0.5%
Elisa OYJ (Finland)	1,185	$49,577
Orange S.A. (France)	2,280	35,364
Telefonica Brasil S.A. (Brazil)	4,000	53,400
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	185,500	51,769
Zayo Group Holdings, Inc.*	70,070	1,923,422

		2,113,532

Entertainment - 1.0%
Electronic Arts, Inc.*	38,415	3,543,400
NCSoft Corp. (South Korea)*	170	71,584
NetEase, Inc. - ADR (China)	140	35,270
Nexon Co. Ltd. (Japan)*	13,700	208,425
Sea Ltd. - ADR (Thailand)*	5,055	70,821
Toho Co. Ltd. - Tokyo (Japan)	1,300	47,423
Vivendi S.A. (France)	1,215	30,981

		4,007,904

Interactive Media & Services - 2.9%
Alphabet, Inc. - Class A*	3,225	3,630,994
Alphabet, Inc. - Class C*	3,265	3,644,947
Tencent Holdings Ltd. - Class H (China)	87,174	3,880,517

		11,156,458

Media - 1.4%
Megacable Holdings S.A.B. de C.V. (Mexico)	2,066	9,293
Quebecor, Inc. - Class B (Canada)	112,410	2,646,099
Shaw Communications, Inc. - Class B (Canada)	130,385	2,647,492

		5,302,884

Wireless Telecommunication Services - 0.0%##
Globe Telecom, Inc. (Philippines)	700	27,226

Total Communication Services		22,608,004

Consumer Discretionary - 11.3%
Auto Components - 0.0%##
Nemak S.A.B. de C.V. (Mexico)[1]	12,609	9,884

Automobiles - 0.1%
Astra International Tbk PT (Indonesia)	84,793	51,440
Geely Automobile Holdings Ltd. (China)	43,000	73,160
Isuzu Motors Ltd. (Japan)	3,300	49,089
Peugeot S.A. (France)	655	16,477
Renault S.A. (France)	285	20,168

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Automobiles (continued)
Suzuki Motor Corp. (Japan)	2,100	$109,663

		319,997

Diversified Consumer Services - 0.1%
China Maple Leaf Educational Systems Ltd. (China)	118,000	50,952
China Yuhua Education Corp. Ltd. (China)[1]	194,000	78,486
Fu Shou Yuan International Group Ltd. (China)	147,000	120,539
New Oriental Education & Technology Group, Inc. - ADR (China)*	1,720	132,509
TAL Education Group - ADR (China)*	1,235	38,322
Wisdom Education International Holdings Co. Ltd. (China)	122,000	49,848

		470,656

Hotels, Restaurants & Leisure - 0.1%
Basic-Fit N.V. (Netherlands)*[1]	2,505	76,636
Compass Group plc (United Kingdom)	2,410	51,570
Jollibee Foods Corp. (Philippines)	5,665	34,404
Kangwon Land, Inc. (South Korea)* .	1,755	53,695
Oriental Land Co. Ltd. (Japan)	400	41,014
Restaurant Brands International, Inc. (Canada)	1,145	71,734
Sodexo S.A. (France)	485	50,489

		379,542

Household Durables - 0.1%
Barratt Developments plc (United Kingdom)	9,890	69,954
Berkeley Group Holdings plc (United Kingdom)	1,405	69,177
Persimmon plc (United Kingdom)	2,230	69,566
Taylor Wimpey plc (United Kingdom)	31,980	69,340
Techtronic Industries Co. Ltd. (Hong Kong)	8,500	49,619

		327,656

Internet & Direct Marketing Retail - 3.0%
Alibaba Group Holding Ltd. - ADR (China)*	880	148,271
Amazon.com, Inc.*	2,615	4,494,479
Booking Holdings, Inc.*	3,875	7,102,139

1

Investment Portfolio - January 31, 2019

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Internet & Direct Marketing Retail (continued)
Despegar.com Corp. (Argentina)*	1,990	$29,890

		11,774,779

Leisure Products - 0.1%
Bandai Namco Holdings, Inc. (Japan)	2,300	101,606
Technogym S.p.A. (Italy)[1]	6,235	72,295
Thule Group AB (Sweden)[1]	5,495	112,190
Yamaha Corp. (Japan)	2,500	109,409

		395,500

Multiline Retail - 1.6%
Dollar General Corp.	23,365	2,697,022
Dollar Tree, Inc.*	34,315	3,322,721
Lojas Americanas S.A. (Brazil)	4,100	23,686
Lojas Renner S.A. (Brazil)	4,585	57,199
Magazine Luiza S.A. (Brazil)	500	24,549

		6,125,177

Specialty Retail - 3.6%
AutoZone, Inc.*	7,380	6,253,369
Industria de Diseno Textil S.A. (Spain)	93,110	2,604,580
O’Reilly Automotive, Inc.*	7,215	2,486,722
Ulta Beauty, Inc.*	8,855	2,584,952

		13,929,623

Textiles, Apparel & Luxury Goods - 2.6%
ANTA Sports Products Ltd. (China)	26,000	134,497
EssilorLuxottica S.A. (France)	290	36,737
Hermes International (France)	40	23,972
Kering S.A. (France)	90	45,137
Li Ning Co. Ltd. (China)*	91,501	112,585
lululemon athletica, Inc.*	30,476	4,504,658
LVMH Moet Hennessy Louis Vuitton SE (France)	345	110,676
NIKE, Inc. - Class B	64,110	5,249,327

		10,217,589

Total Consumer Discretionary		43,950,403

Consumer Staples - 14.4%
Beverages - 6.0%
Ambev S.A. - ADR (Brazil)	730,797	3,515,134
Ambev S.A. (Brazil)	15,200	72,974
Anheuser-Busch InBev S.A./N.V. (Belgium)	42,367	3,236,972
The Coca-Cola Co.	161,897	7,792,103

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Beverages (continued)

Coca-Cola European Partners plc (United Kingdom)	1,550	$73,749

Coca-Cola HBC AG (Switzerland)	2,200	73,940

Davide Campari-Milano S.p.A. (Italy)	11,195	100,582

Diageo plc (United Kingdom)	77,380	2,953,311

PepsiCo, Inc.	45,845	5,165,356

Pernod Ricard S.A. (France)	270	44,796

Suntory Beverage & Food Ltd. (Japan)	1,100	48,704

Treasury Wine Estates Ltd. (Australia)	13,630	153,392

		23,231,013

Food & Staples Retailing - 0.1%

Alimentation Couche-Tard, Inc. - Class B (Canada)	1,330	72,252

Atacadao Distribuicao Comercio e Industria Ltda. (Brazil)	4,200	23,020

Koninklijke Ahold Delhaize N.V. (Netherlands)	2,855	75,218

Matsumotokiyoshi Holdings Co. Ltd. (Japan)	2,200	67,963

Metro, Inc. (Canada)	1,955	71,076

Puregold Price Club, Inc. (Philippines)*	24,500	21,406

Robinsons Retail Holdings, Inc. (Philippines)	13,150	22,207

		353,142

Food Products - 4.1%
Campbell Soup Co.	94,221	3,338,250
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	6	38,151
Danone S.A. (France)	3,081	224,209
Kerry Group plc - Class A (Ireland)	1,365	140,379
Kikkoman Corp. (Japan)	1,900	101,080
Mondelez International, Inc. - Class A	171,660	7,940,992
Nestle S.A. (Switzerland)	48,330	4,213,597
Universal Robina Corp. (Philippines)	18,950	53,894
Yakult Honsha Co. Ltd. (Japan)	700	46,716

		16,097,268

Household Products - 0.7%
Colgate-Palmolive Co.	39,900	2,580,732
Lion Corp. (Japan)	3,600	75,028

		2,655,760

2

Investment Portfolio - January 31, 2019

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Personal Products - 2.0%
Beiersdorf AG (Germany)	32,740	$3,277,326
L’Oreal S.A. (France)	285	68,692
Unilever plc - ADR (United Kingdom)	87,638	4,609,759

		7,955,777

Tobacco - 1.5%
Altria Group, Inc.	47,315	2,334,995
British American Tobacco plc - ADR (United Kingdom)	1,860	65,621
KT&G Corp. (South Korea)*	550	48,973
Philip Morris International, Inc.	44,825	3,438,974

		5,888,563

Total Consumer Staples		56,181,523

Energy - 2.8%
Energy Equipment & Services - 2.4%
Core Laboratories N.V	1,065	71,845
Diamond Offshore Drilling, Inc.*	84,040	918,557
Ensco plc - Class A	344,000	1,513,600
Halliburton Co.	79,880	2,505,037
Schlumberger Ltd.	60,528	2,675,943
Transocean Ltd.*	175,225	1,501,678

		9,186,660

Oil, Gas & Consumable Fuels - 0.4%
Cameco Corp. (Canada)	5,090	61,691
China Petroleum & Chemical Corp. - Class H (China)	184,000	153,860
Eni S.p.A. (Italy)	8,820	149,550
Equinor ASA (Norway)	6,340	144,972
Galp Energia SGPS S.A. (Portugal)	8,655	135,230
Repsol S.A. (Spain)	8,932	156,776
Royal Dutch Shell plc - Class B - ADR (Netherlands)	3,470	217,916
Suncor Energy, Inc. (Canada)	4,640	149,658
TOTAL S.A. (France)	2,635	144,453
Vermilion Energy, Inc. (Canada)	4,505	110,401
Woodside Petroleum Ltd. (Australia)	4,525	113,185

		1,537,692

Total Energy		10,724,352

Financials - 10.3%
Banks - 1.4%
Banco Bradesco S.A. (Brazil)	6,400	79,421
Banco do Brasil S.A. (Brazil)	2,600	36,970

	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
Banco Santander Brasil S.A. (Brazil)	2,800	$36,904
The Bank Of N.T. Butterfield & Son Ltd. (Bermuda)	1,495	52,400
Bank of the Philippine Islands (Philippines)	16,210	28,374
Bankia S.A. (Spain)	31,219	91,002
Bankinter S.A. (Spain)	13,275	103,654
Barclays plc (United Kingdom)	33,215	69,232
BDO Unibank, Inc. (Philippines)	19,400	50,404
BNP Paribas S.A. (France)	1,505	70,924
CaixaBank S.A. (Spain)	671,180	2,538,395
Credit Agricole S.A. (France)	1,720	19,645
FinecoBank Banca Fineco S.p.A. (Italy)	161,405	1,755,108
Intesa Sanpaolo S.p.A. (Italy)	24,195	55,361
Itau Unibanco Holding S.A. (Brazil)	7,000	74,430
Itausa - Investimentos Itau S.A. (Brazil)	10,700	39,606
Lloyds Banking Group plc (United Kingdom)	93,865	71,559
Mediobanca Banca di Credito Finanziario S.p.A. (Italy)	6,360	55,426
Metropolitan Bank & Trust Co. (Philippines)	22,290	35,980
Royal Bank of Scotland Group plc (United Kingdom)	22,355	70,915
Societe Generale S.A. (France)	990	30,868
UniCredit S.p.A. (Italy)	4,357	50,369

		5,416,947

Capital Markets - 7.3%
B3 S.A. - Brasil Bolsa Balcao (Brazil)	4,500	38,828
BlackRock, Inc.	11,825	4,908,321
Cboe Global Markets, Inc.	25,845	2,410,563
The Charles Schwab Corp.	67,690	3,165,861
CME Group, Inc.	14,185	2,585,642
Deutsche Boerse AG (Germany)	6,920	921,381
E*TRADE Financial Corp.	43,195	2,015,479
Intercontinental Exchange, Inc.	33,790	2,593,720
Japan Exchange Group, Inc. (Japan)	4,100	72,196
Julius Baer Group Ltd. (Switzerland)	52,965	2,128,783
London Stock Exchange Group plc (United Kingdom)	16,790	1,009,764
Moody’s Corp.	21,050	3,336,636

3

Investment Portfolio - January 31, 2019

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Capital Markets (continued)
S&P Global, Inc.	17,440	$3,342,376

		28,529,550

Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. - Class B*	28,990	5,958,604

Insurance - 0.1%
Admiral Group plc (United Kingdom)	1,920	52,209
AXA S.A. (France)	2,595	60,178
BB Seguridade Participacoes S.A. (Brazil)	3,500	29,806
Ping An Insurance Group Co. of China Ltd. - Class H (China)	11,000	107,091

		249,284

Total Financials		40,154,385

Health Care - 13.7%
Biotechnology - 3.8%
BioMarin Pharmaceutical, Inc.*	44,785	4,396,544
Incyte Corp.*	47,700	3,844,143
Regeneron Pharmaceuticals, Inc.*	4,520	1,940,300
Seattle Genetics, Inc.*	37,475	2,864,214
Vertex Pharmaceuticals, Inc.*	8,540	1,630,371

		14,675,572

Health Care Equipment & Supplies - 3.0%
Coloplast A/S - Class B (Denmark)	535	48,872
Getinge AB - Class B (Sweden)	3,320	37,487
Hoya Corp. (Japan)	1,200	69,645
Intuitive Surgical, Inc.*	6,610	3,461,260
Medtronic plc	84,810	7,496,356
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	76,000	63,678
Smith & Nephew plc (United Kingdom)	5,480	103,236
Sonova Holding AG (Switzerland)	555	104,160
STERIS plc	665	75,850
Terumo Corp. (Japan)	800	45,674

		11,506,218

Health Care Providers & Services - 0.6%
DaVita, Inc.*	40,940	2,297,962

Life Sciences Tools & Services - 1.2%
QIAGEN N.V.*	70,388	2,606,468
QIAGEN N.V.*	2,668	98,539
Tecan Group AG (Switzerland)	170	34,329

	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc.	8,365	$2,055,030

		4,794,366

Pharmaceuticals - 5.1%
Chugai Pharmaceutical Co. Ltd. (Japan)	800	47,237
Johnson & Johnson	57,385	7,636,796
Kalbe Farma Tbk PT (Indonesia)	446,300	51,150
Merck & Co., Inc	22,145	1,648,252
Merck KGaA (Germany)	18,070	1,897,329
Mylan N.V.*	42,015	1,258,349
Novartis AG - ADR (Switzerland)	63,395	5,548,330
Novartis AG (Switzerland)	2,030	177,221
Novo Nordisk A/S - Class B (Denmark)	1,085	50,850
Perrigo Co. plc	28,070	1,303,852
Recordati S.p.A. (Italy)	1,445	52,361
Roche Holding AG (Switzerland)	695	184,895
Sanofi (France)	1,355	117,773
UCB S.A. (Belgium)	825	71,489

		20,045,884

Total Health Care		53,320,002

Industrials - 3.3%
Aerospace & Defense - 0.1%
Airbus S.E. (France)	755	87,021
BAE Systems plc (United Kingdom)	17,985	120,992
CAE, Inc. (Canada)	2,615	55,566
Elbit Systems Ltd. (Israel)	410	50,787
MTU Aero Engines AG (Germany)	250	53,910
Safran S.A. (France)	415	54,526
Thales S.A. (France)	120	13,271

		436,073

Air Freight & Logistics - 0.9%
FedEx Corp.	18,645	3,310,793

Airlines - 0.0%##
Ryanair Holdings plc - ADR (Ireland)*	690	48,990

Building Products - 0.0%##
Cie de Saint-Gobain (France)	590	20,360

Commercial Services & Supplies - 0.9%
Advanced Disposal Services, Inc.*	134,280	3,383,855
Secom Co. Ltd. (Japan)	500	41,861

		3,425,716

4

Investment Portfolio - January 31, 2019

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Construction & Engineering - 1.0%
FLSmidth & Co. A/S (Denmark)	310	$14,530
Vinci S.A. (France)	44,530	3,918,207

		3,932,737

Electrical Equipment - 0.0%##
Schneider Electric S.E. (France)	755	53,697

Industrial Conglomerates - 0.1%
DMCI Holdings, Inc. (Philippines)	92,100	22,274
Jardine Matheson Holdings Ltd. (Hong Kong)	755	50,505
LT Group, Inc. (Philippines)	75,600	22,529
Siemens AG (Germany)	970	106,504
SM Investments Corp. (Philippines)	2,640	50,362

		252,174

Machinery - 0.2%
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (South Korea)*	1,285	42,989
Epiroc AB - Class A (Sweden)*	1,890	18,148
FANUC Corp. (Japan)	491	83,510
Hyundai Heavy Industries Co. Ltd. (South Korea)*	1,170	146,418
Hyundai Mipo Dockyard Co. Ltd. (South Korea)	2,610	147,898
Metso OYJ (Finland)	525	15,445
Samsung Heavy Industries Co. Ltd. (South Korea)*	5,420	44,521
WEG S.A. (Brazil)	4,500	23,245
The Weir Group plc (United Kingdom)	9,960	197,104

		719,278

Professional Services - 0.1%
Experian plc (United Kingdom)	2,085	52,349
RELX plc (United Kingdom)	2,450	54,266
Wolters Kluwer N.V. (Netherlands)	830	51,618

		158,233

Road & Rail - 0.0%##
Canadian National Railway Co. (Canada)	615	51,322

Trading Companies & Distributors - 0.0%##
Kanamoto Co. Ltd. (Japan)	2,300	63,905

Transportation Infrastructure - 0.0%##
Airports of Thailand PCL (Thailand)	23,400	51,821
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	8,400	46,919

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Transportation Infrastructure (continued)
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	570	$51,380

		150,120

Total Industrials		12,623,398

Information Technology - 11.6%
Electronic Equipment, Instruments & Components - 1.1%
Cognex Corp.	37,465	1,704,657
Halma plc (United Kingdom)	4,010	73,751
Hexagon A.B. - Class B (Sweden)	2,220	108,717
Keyence Corp. (Japan)	4,392	2,260,192

		4,147,317

IT Services - 6.3%
Amdocs Ltd.	67,105	3,749,827
Capgemini SE (France)	190	20,983
InterXion Holding N.V. (Netherlands)*	31,600	1,897,264
LiveRamp Holdings, Inc.*	120,035	5,214,320
Mastercard, Inc. - Class A	34,400	7,262,872
Visa, Inc. - Class A	47,455	6,406,900

		24,552,166

Semiconductors & Semiconductor Equipment - 1.4%
Qorvo, Inc.*	82,380	5,384,357

Software - 2.8%
Check Point Software Technologies Ltd. (Israel)*	475	53,162
Dassault Systemes S.E. (France)	180	22,560
Microsoft Corp.	49,430	5,161,975
ServiceNow, Inc.*	25,795	5,675,416
Sophos Group plc (United Kingdom)[1]	18,750	83,022

		10,996,135

Total Information Technology		45,079,975

Materials - 6.8%
Chemicals - 3.3%
Air Liquide S.A. (France)	545	66,163
Akzo Nobel N.V. (Netherlands)	39,960	3,439,244
Axalta Coating Systems Ltd.*	74,590	1,910,996
CF Industries Holdings, Inc.	60,000	2,619,000
Givaudan S.A. (Switzerland)	20	48,521
Mexichem S.A.B. de C.V. (Mexico)	22,900	61,327
Nissan Chemical Corp. (Japan)	1,800	95,704
OCI N.V. (Netherlands)*	2,065	43,670
Olin Corp.	73,215	1,728,606

5

Investment Portfolio - January 31, 2019

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Chemicals (continued)
RPM International, Inc.	44,535	$2,545,621
Solvay S.A. (Belgium)	1,470	160,038

		12,718,890

Containers & Packaging - 2.1%
Ball Corp.	64,655	3,380,163
Crown Holdings, Inc.*	27,410	1,397,910
Sealed Air Corp.	85,530	3,378,435

		8,156,508

Metals & Mining - 1.4%
Antofagasta plc (Chile)	83,140	950,448
First Quantum Minerals Ltd. (Zambia)	2,780	32,181
Freeport-McMoRan, Inc.	152,045	1,769,804
Lundin Mining Corp. (Chile)	191,250	873,321
Southern Copper Corp. (Peru)	53,860	1,810,773

		5,436,527

Total Materials		26,311,925

Real Estate - 5.1%
Equity Real Estate Investment Trusts (REITS) - 4.9%
Acadia Realty Trust	835	23,990
Agree Realty Corp.	510	33,675
Alexandria Real Estate Equities, Inc.	185	24,366
American Campus Communities, Inc.	790	36,356
American Homes 4 Rent - Class A	4,415	97,616
American Tower Corp.	36,100	6,239,524
Americold Realty Trust	705	20,671
Apartment Investment & Management Co. - Class A	1,385	68,585
Apple Hospitality REIT, Inc.	1,365	22,400
AvalonBay Communities, Inc.	970	187,132
Boston Properties, Inc.	1,140	150,332
Brandywine Realty Trust	6,140	92,407
British Land Co. plc (United Kingdom)	4,650	35,029
Camden Property Trust	225	21,814
Chesapeake Lodging Trust	1,190	33,891
Community Healthcare Trust, Inc.	2,245	74,130
CoreCivic, Inc.	3,070	61,001
Cousins Properties, Inc.	10,830	95,845
Crown Castle International Corp.	525	61,456
CubeSmart	675	20,891
Digital Realty Trust, Inc.	1,010	109,423

	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Equinix, Inc.	7,190	$2,832,860
Equity LifeStyle Properties, Inc.	510	53,999
Equity Residential	2,130	154,553
Essex Property Trust, Inc.	355	96,276
Extra Space Storage, Inc.	530	52,263
Federal Realty Investment Trust	190	25,188
First Industrial Realty Trust, Inc.	1,210	39,591
Getty Realty Corp.	1,425	45,685
HCP, Inc.	2,385	75,223
Healthcare Realty Trust, Inc.	2,080	67,163
Healthcare Trust of America, Inc. - Class A	3,310	94,070
Hibernia REIT plc (Ireland)	25,195	37,893
Host Hotels & Resorts, Inc.	2,995	54,090
Independence Realty Trust, Inc.	4,140	43,263
Invitation Homes, Inc.	3,226	72,553
Jernigan Capital, Inc.	2,335	50,623
Kimco Realty Corp.	2,090	35,551
Land Securities Group plc (United Kingdom)	3,080	35,027
Lexington Realty Trust	4,230	40,650
Liberty Property Trust	1,870	88,152
Mid-America Apartment Communities, Inc.	615	62,287
National Retail Properties, Inc.	860	45,331
National Storage Affiliates Trust	735	21,388
Physicians Realty Trust	5,645	102,231
Plymouth Industrial REIT, Inc.	1,265	20,291
Prologis, Inc.	2,890	199,872
Public Storage	555	117,949
Realty Income Corp.	400	27,476
SBA Communications Corp.*	31,860	5,815,406
Simon Property Group, Inc.	1,350	245,862
STAG Industrial, Inc.	1,835	50,591
STORE Capital Corp.	800	25,856
Sun Communities, Inc.	810	89,027
Sunstone Hotel Investors, Inc.	2,815	40,254
Tier REIT, Inc.	3,585	84,248
UDR, Inc.	2,300	100,625
UMH Properties, Inc.	1,740	24,412
Unibail-Rodamco-Westfield (France)	770	138,486
Urban Edge Properties	2,985	60,954
Ventas, Inc.	780	50,302
VEREIT, Inc.	5,665	45,773
Vornado Realty Trust	1,015	70,959
Weingarten Realty Investors	2,025	58,097

6

Investment Portfolio - January 31, 2019

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES
	SHARES/ PRINCIPAL AMOUNT[2]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Welltower, Inc.	935	$72,453

		19,075,337

Real Estate Management & Development - 0.2%
ADO Properties S.A. (Germany)[1]	645	38,719
Ayala Land, Inc. (Philippines)	66,800	57,074
Deutsche Wohnen S.E. (Germany)	3,040	151,870
Grand City Properties S.A. (Germany)	3,198	79,568
LEG Immobilien AG (Germany)	975	114,534
SM Prime Holdings, Inc. (Philippines)	92,810	68,050
TAG Immobilien AG (Germany)	3,020	76,327
Vonovia S.E. (Germany)	3,025	152,032

		738,174

Total Real Estate		19,813,511

Utilities - 0.1%
Enel Chile S.A. - ADR (Chile)	9,535	51,775
Manila Electric Co. (Philippines)	6,800	47,836

		99,611

Independent Power and Renewable Electricity Producers - 0.0%##
Aboitiz Power Corp. (Philippines)	39,800	29,394
Engie Brasil Energia S.A. (Brazil)	5,125	58,807

		88,201

Multi-Utilities - 0.1%
AGL Energy Ltd. (Australia)	4,840	75,623
Engie S.A. (France)	1,890	30,299

		105,922

Water Utilities - 0.0%##
Guangdong Investment Ltd. (China)	52,000	99,303

Total Utilities		393,037

TOTAL COMMON STOCKS (Identified Cost $300,141,755)		331,160,515

CORPORATE BONDS - 4.2%

Non-Convertible Corporate Bonds - 4.2%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.3%
AT&T, Inc., 4.25%, 3/1/2027	400,000	404,835
Verizon Communications, Inc., 5.50%, 3/16/2047	590,000	660,192

		1,065,027

	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Communication Services (continued)
Media - 0.1%
Discovery Communications LLC, 5.20%, 9/20/2047	430,000	$406,453
Telenet Finance Luxembourg Notes S.A.R.L (Belgium)[1], 5.50%, 3/1/2028	200,000	189,000

		595,453

Wireless Telecommunication Services - 0.1%
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	136,000	130,220
Inmarsat Finance plc (United Kingdom)[1], 4.875%, 5/15/2022	153,000	148,027

		278,247

Total Communication Services		1,938,727

Consumer Discretionary - 0.5%
Automobiles - 0.1%
General Motors Co.[3], (3 mo. LIBOR US + 0.900%), 3.667%, 9/10/2021	390,000	381,810

Household Durables - 0.1%
Century Communities, Inc., 5.875%, 7/15/2025	124,000	114,079
LGI Homes, Inc.[1], 6.875%, 7/15/2026	90,000	86,625
Meritage Homes Corp., 5.125%, 6/6/2027	60,000	53,831
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	80,000	80,000
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	85,000	81,919
Weekley Homes LLC - Weekley Finance Corp., 6.625%, 8/15/2025	89,000	81,880

		498,334

Internet & Direct Marketing Retail - 0.2%
Booking Holdings, Inc., 3.60%, 6/1/2026	650,000	639,057

Multiline Retail - 0.1%
Macy’s Retail Holdings, Inc., 7.00%, 2/15/2028	180,000	187,002
Macy’s Retail Holdings, Inc., 6.90%, 4/1/2029	180,000	188,969

		375,971

Total Consumer Discretionary		1,895,172

7

Investment Portfolio - January 31, 2019

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES
	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy - 0.8%
Energy Equipment & Services - 0.0%##
Shelf Drilling Holdings Ltd. (United Arab Emirates)[1], 8.25%, 2/15/2025	60,000	$54,450
TerraForm Power Operating, LLC[1], 5.00%, 1/31/2028	55,000	51,081

		105,531

Oil, Gas & Consumable Fuels - 0.8%
American Midstream Partners LP - American Midstream Finance Corp.[1], 9.50%, 12/15/2021	85,000	79,050
Boardwalk Pipelines LP, 5.95%, 6/1/2026	580,000	595,669
Bruin E&P Partners, LLC[1], 8.875%, 8/1/2023	50,000	47,594
DCP Midstream Operating LP1, 5.35%, 3/15/2020	50,000	50,750
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	102,000	99,195
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	110,000	111,650
Genesis Energy LP - Genesis Energy Finance Corp., 5.625%, 6/15/2024	65,000	59,800
Jonah Energy LLC - Jonah Energy Finance Corp.[1], 7.25%, 10/15/2025	120,000	88,800
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	520,000	613,958
Lonestar Resources America, Inc.[1], 11.25%, 1/1/2023	50,000	48,000
Rockies Express Pipeline, LLC[1], 5.625%, 4/15/2020	75,000	76,312
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	580,000	628,468
SemGroup Corp. - Rose Rock Finance Corp., 5.625%, 7/15/2022	50,000	47,500
Southwestern Energy Co.[4], 6.20%, 1/23/2025	74,000	71,780
W&T Offshore, Inc.[1], 9.75%, 11/1/2023	75,000	72,938
The Williams Companies, Inc., 3.75%, 6/15/2027	310,000	301,602

		2,993,066

Total Energy		3,098,597

	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials - 1.1%
Banks - 0.6%
Bank of America Corp., 4.00%, 1/22/2025	640,000	$645,030
Citigroup, Inc., 8.125%, 7/15/2039	210,000	306,233
JPMorgan Chase & Co., 6.30%, 4/23/2019	680,000	685,204
JPMorgan Chase & Co.[5], (3 mo. LIBOR US + 1.000%), 4.023%, 12/5/2024	300,000	307,391
Santander Holdings USA, Inc., 4.50%, 7/17/2025	440,000	448,024

		2,391,882

Capital Markets - 0.2%
LPL Holdings, Inc.[1], 5.75%, 9/15/2025	50,000	49,165
Morgan Stanley[3], (3 mo. LIBOR US + 1.220%), 3.811%, 5/8/2024	610,000	611,458

		660,623

Consumer Finance - 0.0%##
Navient Corp., 7.25%, 9/25/2023	50,000	50,875
SLM Corp., 5.125%, 4/5/2022	100,000	97,000

		147,875

Diversified Financial Services - 0.2%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 4.45%, 10/1/2025	450,000	440,321
Fidelity & Guaranty Life Holdings, Inc.[1], 5.50%, 5/1/2025	45,000	43,312
FS Energy & Power Fund[1], 7.50%, 8/15/2023	95,000	94,406
Oxford Finance, LLC - Oxford Finance Co.- Issuer II, Inc.[1], 6.375%, 12/15/2022	90,000	91,125

		669,164

Insurance - 0.1%
Prudential Financial, Inc.[5], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	390,000	405,600

Total Financials		4,275,144

Health Care - 0.2%
Health Care Providers & Services - 0.2%
DaVita, Inc., 5.00%, 5/1/2025	94,000	90,476
Fresenius Medical Care US Finance II, Inc. (Germany)[1], 5.625%, 7/31/2019	450,000	454,403

8

Investment Portfolio - January 31, 2019

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES
	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Health Care Providers & Services (continued)
MEDNAX, Inc.[1], 6.25%, 1/15/2027	55,000	$55,412

Total Health Care		600,291

Industrials - 0.6%
Airlines - 0.0%##
Allegiant Travel Co., 5.50%, 7/15/2019	62,000	62,542
American Airlines Group, Inc.[1], 5.50%, 10/1/2019	50,000	50,355

		112,897

Commercial Services & Supplies - 0.1%
The ADT Security Corp., 5.25%, 3/15/2020	50,000	50,750
The ADT Security Corp., 4.125%, 6/15/2023	60,000	57,751
Covanta Holding Corp., 6.00%, 1/1/2027	75,000	71,812
W/S Packaging Holdings, Inc.[1], 9.00%, 4/15/2023	85,000	85,425

		265,738

Construction & Engineering - 0.0%##
Tutor Perini Corp.[1], 6.875%, 5/1/2025	97,000	95,935

Industrial Conglomerates - 0.1%
General Electric Co.[5,6], (3 mo. LIBOR US + 3.330%), 5.00%	330,000	288,750

Machinery - 0.1%
CNH Industrial Capital LLC, 3.375%, 7/15/2019	470,000	470,841

Marine - 0.1%
Borealis Finance, LLC[1], 7.50%, 11/16/2022	200,000	189,500
Global Ship Lease, Inc. (United Kingdom)[1], 9.875%, 11/15/2022	120,000	116,550

		306,050

Trading Companies & Distributors - 0.2%
Aircastle Ltd., 6.25%, 12/1/2019	50,000	51,075
Fortress Transportation & Infrastructure Investors, LLC[1], 6.50%, 10/1/2025	80,000	76,800
International Lease Finance Corp., 6.25%, 5/15/2019	530,000	534,519

	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Trading Companies & Distributors (continued)
Park Aerospace Holdings Ltd. (Ireland)[1], 4.50%, 3/15/2023	91,000	$89,294

		751,688

Transportation Infrastructure - 0.0%##
Eagle Bulk Shipco, LLC, 8.25%, 11/28/2022	196,000	194,040

Total Industrials		2,485,939

Information Technology - 0.0%##
Semiconductors & Semiconductor Equipment - 0.0%##
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	97,000	92,150

Software - 0.0%##
Nuance Communications, Inc., 5.625%, 12/15/2026	50,000	49,000

Total Information Technology		141,150

Materials - 0.3%
Chemicals - 0.0%##
LSB Industries, Inc.[1], 9.625%, 5/1/2023	100,000	101,750

Containers & Packaging - 0.1%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[1], 6.00%, 2/15/2025	200,000	194,501

Metals & Mining - 0.2%
First Quantum Minerals Ltd. (Zambia)[1], 7.25%, 4/1/2023	20,000	19,150
Mountain Province Diamonds, Inc. (Canada)[1], 8.00%, 12/15/2022	145,000	146,450
Northwest Acquisitions ULC - Dominion Finco, Inc.[1], 7.125%, 11/1/2022	135,000	134,487
Southern Copper Corp. (Peru), 5.375%, 4/16/2020	400,000	411,040
Techniplas LLC[1], 10.00%, 5/1/2020	75,000	70,031

		781,158

Total Materials		1,077,409

Real Estate - 0.1%
Equity Real Estate Investment Trusts (REITS) - 0.1%
American Homes 4 Rent LP, 4.25%, 2/15/2028	190,000	183,012
Greystar Real Estate Partners, LLC[1], 5.75%, 12/1/2025	90,000	89,325

9

Investment Portfolio - January 31, 2019

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES
	PRINCIPAL AMOUNT2/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
iStar, Inc., 5.25%, 9/15/2022	70,000	$68,915

Total Real Estate		341,252

Utilities - 0.1%
Gas Utilities - 0.0%##
NGL Energy Partners LP - NGL Energy Finance Corp., 6.125%, 3/1/2025	90,000	81,338

Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Yield plc (Spain)[1], 7.00%, 11/15/2019	215,000	215,537
Drax Finco plc (United Kingdom)[1], 6.625%, 11/1/2025	200,000	199,000

		414,537

Total Utilities		495,875

TOTAL CORPORATE BONDS (Identified Cost $16,619,370)		16,349,556

MUTUAL FUNDS - 0.1%
iShares MSCI Europe Financials ETF	12,235	220,475
iShares MSCI Thailand ETF	3,376	306,878

TOTAL MUTUAL FUNDS (Identified Cost $524,780)		527,353

U.S. TREASURY SECURITIES - 8.8%

U.S. Treasury Bonds - 1.5%
U.S. Treasury Bond, 4.75%, 2/15/2037	2,748,000	3,518,729
U.S. Treasury Bond, 3.00%, 5/15/2047	1,150,000	1,148,562
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	1,178,765	1,100,595

Total U.S. Treasury Bonds (Identified Cost $6,032,072)		5,767,886

	PRINCIPAL AMOUNT2/ SHARES	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes - 7.3%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	3,812,078	$3,761,498
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	1,146,724	1,120,604
U.S. Treasury Note, 2.125%, 7/31/2024	16,195,000	15,909,058
U.S. Treasury Note, 1.625%, 5/15/2026	3,970,000	3,728,698
U.S. Treasury Note, 2.375%, 5/15/2027	3,897,000	3,836,718

Total U.S. Treasury Notes (Identified Cost $28,222,886)		28,356,576

TOTAL U.S. TREASURY SECURITIES (Identified Cost $34,254,958)		34,124,462

SHORT-TERM INVESTMENT - 0.8%

Dreyfus Government Cash Management, Institutional Shares, 2.30%[7],
(Identified Cost $3,243,269)	3,243,269	3,243,269

TOTAL INVESTMENTS - 99.1% (Identified Cost $354,784,132)		385,405,155
OTHER ASSETS, LESS LIABILITIES - 0.9%		3,533,853

NET ASSETS - 100%		$388,939,008

ADR - American Depositary Receipt

ETF - Exchange-traded fund

*Non-income producing security.

##Less than 0.1%.

1Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $4,125,772, or 1.1% of the Series’ net assets as of January 31, 2019.

2Amount is stated in USD unless otherwise noted.

3Floating rate security. Rate shown is the rate in effect as of January 31, 2019.

10

Investment Portfolio - January 31, 2019

(unaudited)

4Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

5Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2019.

6Security is perpetual in nature and has no stated maturity date.

7Rate shown is the current yield as of January 31, 2019.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2		LEVEL 3
Assets:
Equity securities:
Communication Services	$22,608,004	$18,205,138	$4,402,866	#	$—
Consumer Discretionary	43,950,403	39,231,433	4,718,970	#	—
Consumer Staples	56,181,523	41,094,987	15,086,536	#	—
Energy	10,724,352	9,726,326	998,026	#	—
Financials	40,154,385	30,705,567	9,448,818	#	—
Health Care	53,320,002	50,064,077	3,255,925	#	—
Industrials	12,623,398	6,972,070	5,651,328	#	—
Information Technology	45,079,975	42,510,750	2,569,225	#	—
Materials	26,311,925	21,508,137	4,803,788	#	—
Real Estate	19,813,511	18,828,902	984,609	#	—
Utilities	393,037	110,582	282,455	#	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	34,124,462	—	34,124,462		—
Corporate debt:
Communication Services	1,938,727	—	1,938,727		—
Consumer Discretionary	1,895,172	—	1,895,172		—
Energy	3,098,597	—	3,098,597		—
Financials	4,275,144	—	4,275,144		—
Health Care	600,291	—	600,291		—
Industrials	2,485,939	—	2,485,939		—
Information Technology	141,150	—	141,150		—
Materials	1,077,409	—	1,077,409		—
Real Estate	341,252	—	341,252		—
Utilities	495,875	—	495,875		—
Mutual funds	3,770,622	3,770,622	—		—

Total assets	$385,405,155	$282,728,591	$102,676,564		$—

#Consists of certain foreign securities for which a factor from a third party vendor was applied to determine the securities’ fairvalue following the close of local trading.

11

Investment Portfolio - January 31, 2019

(unaudited)

There were no Level 3 securities held by the Series as of October 31, 2018 or January 31, 2019.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

12

Investment Portfolio - January 31, 2019

(unaudited)

TARGET INCOME SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Blended Asset Conservative Series - Class R6	6,987,108	$75,111,415

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0%
(Identified Cost $75,764,929)		75,111,415
LIABILITIES, LESS OTHER ASSETS - (0.0%)##		(30,104)

NET ASSETS - 100%		$75,081,311

##Less than (0.1%).

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$75,111,415	$75,111,415	$—	$—

Total assets	$75,111,415	$75,111,415	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2018 or January 31, 2019.

1

Investment Portfolio - January 31, 2019

(unaudited)

Investments in Affiliated Issuers:

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the three months ended January 31, 2019 is set forth below:

TARGET INCOME SERIES	VALUE AT 10/31/18	PURCHASE COST	SALES PROCEEDS	VALUE AT 1/31/19	SHARES HELD AT 1/31/19	DIVIDEND INCOME 11/1/18 THROUGH 1/31/19	DISTRIBUTIONS AND NET REALIZED GAIN (LOSS) 11/1/18 THROUGH 1/31/19	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Conservative Series - Class R6	$125,824,382	$4,273,609	$54,230,717	$75,111,415	6,987,108	$1,876,143	$(2,288,016)	$1,532,157

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - January 31, 2019

(unaudited)

TARGET 2015 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.0%

Manning & Napier Blended Asset Conservative Series - Class R6	105,195	$1,130,846
Manning & Napier Blended Asset Moderate Series - Class R6	26,989	287,162

TOTAL AFFILIATED INVESTMENT COMPANIES - 99.0%
(Identified Cost $1,430,149)		1,418,008
OTHER ASSETS, LESS LIABILITIES - 1.0%		14,525

NET ASSETS - 100%		$1,432,533

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$1,418,008	$1,418,008	$—	$—

Total assets	$1,418,008	$1,418,008	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2018 or January 31, 2019.

1

Investment Portfolio - January 31, 2019

(unaudited)

Investments in Affiliated Issuers:

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the three months ended January 31, 2019 is set forth below:

TARGET 2015 SERIES	VALUE AT 10/31/18	PURCHASE COST	SALES PROCEEDS	VALUE AT 1/31/19	SHARES HELD AT 1/31/19	DIVIDEND INCOME 11/1/18 THROUGH 1/31/19	DISTRIBUTIONS AND NET REALIZED GAIN (LOSS) 11/1/18 THROUGH 1/31/19	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Conservative Series - Class R6	$1,279,950	$329,071	$492,480	$1,130,846	105,195	$12,444	$(8,115)	$22,419
Blended Asset Moderate Series - Class R6	844,809	33,058	594,857	287,162	26,989	7,065	(13,813)	17,966

	$2,124,759	$362,129	$1,087,337	$1,418,008		$19,509	$(21,928)	$40,385

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - January 31, 2019

(unaudited)

TARGET 2020 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Blended Asset Extended Series - Class R6	264,668	$2,710,202
Manning & Napier Blended Asset Moderate Series - Class R6	4,756,767	50,611,996

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0% (Identified Cost $53,781,432)		53,322,198

LIABILITIES, LESS OTHER ASSETS - (0.0%)##		(19,543)

NET ASSETS - 100%		$53,302,655

##Less than (0.1%).

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$53,322,198	$53,322,198	$—	$—

Total assets	$53,322,198	$53,322,198	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2018 or January 31, 2019.

1

Investment Portfolio - January 31, 2019

(unaudited)

Investments in Affiliated Issuers:

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the three months ended January 31, 2019 is set forth below:

TARGET 2020 SERIES	VALUE AT 10/31/18	PURCHASE COST	SALES PROCEEDS	VALUE AT 1/31/19	SHARES HELD AT 1/31/19	DIVIDEND INCOME 11/1/18 THROUGH 1/31/19	DISTRIBUTIONS AND NET REALIZED GAIN (LOSS) 11/1/18 THROUGH 1/31/19	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Extended Series - Class R6	$9,358,378	$403,095	$6,895,597	$2,710,202	264,668	$101,727	$(310,678)	$185,597
Blended Asset Moderate Series - Class R6	84,363,708	6,368,698	39,844,989	50,611,996	4,756,767	1,095,507	(1,982,822)	1,707,400

	$93,722,086	$6,771,793	$46,740,586	$53,322,198		$1,197,234	$(2,293,500)	$1,892,997

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - January 31, 2019

(unaudited)

TARGET 2025 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Blended Asset Extended Series - Class R6	2,451,503	$25,103,392
Manning & Napier Blended Asset Moderate Series - Class R6	3,502,717	37,268,906

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0%
(Identified Cost $62,836,857)		62,372,298
LIABILITIES, LESS OTHER ASSETS - (0.0%)##		(21,890)

NET ASSETS - 100%		$62,350,408

##Less than (0.1%).

Fair Value Information

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$62,372,298	$62,372,298	$—	$—

Total assets	$62,372,298	$62,372,298	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2018 or January 31, 2019.

1

Investment Portfolio - January 31, 2019

(unaudited)

Investments in Affiliated Issuers:

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the three months ended January 31, 2019 is set forth below:

TARGET 2025 SERIES	VALUE AT 10/31/18	PURCHASE COST	SALES PROCEEDS	VALUE AT 1/31/19	SHARES HELD AT 1/31/19	DIVIDEND INCOME 11/1/18 THROUGH 1/31/19	DISTRIBUTIONS AND NET REALIZED GAIN (LOSS) 11/1/18 THROUGH 1/31/19	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Extended Series - Class R6	$29,628,989	$2,195,505	$6,967,097	$25,103,392	2,451,503	$320,731	$(127,704)	$470,153
Blended Asset Moderate Series - Class R6	29,756,456	8,200,445	1,263,859	37,268,906	3,502,717	384,767	(22,342)	598,206

	$59,385,445	$10,395,950	$8,230,956	$62,372,298		$705,498	$(150,046)	$1,068,359

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - January 31, 2019

(unaudited)

TARGET 2030 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.1%

Manning & Napier Blended Asset Extended Series - Class R6	6,747,325	$69,092,612
Manning & Napier Blended Asset Maximum Series - Class R6	334,956	3,774,954

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.1%
(Identified Cost $73,825,874)		72,867,566
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(36,515)

NET ASSETS - 100%		$72,831,051

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$72,867,566	$72,867,566	$—	$—

Total assets	$72,867,566	$72,867,566	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2018 or January 31, 2019.

1

Investment Portfolio - January 31, 2019

(unaudited)

Investments in Affiliated Issuers:

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the three months ended January 31, 2019 is set forth below:

TARGET 2030 SERIES	VALUE AT 10/31/18	PURCHASE COST	SALES PROCEEDS	VALUE AT 1/31/19	SHARES HELD AT 1/31/19	DIVIDEND INCOME 11/1/18 THROUGH 1/31/19	DISTRIBUTIONS AND NET REALIZED GAIN (LOSS) 11/1/18 THROUGH 1/31/19	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Extended Series - Class R6	$109,347,539	$8,581,224	$48,028,939	$69,092,612	6,747,325	$1,200,275	$(2,414,083)	$1,967,831
Blended Asset Maximum Series - Class R6	12,222,962	601,221	7,961,837	3,774,954	334,956	75,509	(126,942)	(351,981)

	$121,570,501	$9,182,445	$55,990,776	$72,867,566		$1,275,784	$(2,541,025)	$1,615,850

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - January 31, 2019

(unaudited)

TARGET 2035 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Blended Asset Extended Series - Class R6	2,699,871	$27,646,677
Manning & Napier Blended Asset Maximum Series - Class R6	1,076,181	12,128,560

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0%
(Identified Cost $40,679,592)		39,775,237
LIABILITIES, LESS OTHER ASSETS - (0.0%)##		(11,450)

NET ASSETS - 100%		$39,763,787

##Less than (0.1%).

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$39,775,237	$39,775,237	$—	$—

Total assets	$39,775,237	$39,775,237	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2018 or January 31, 2019.

1

Investment Portfolio - January 31, 2019

(unaudited)

Investments in Affiliated Issuers:

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the three months ended January 31, 2019 is set forth below:

TARGET 2035 SERIES	VALUE AT 10/31/18	PURCHASE COST	SALES PROCEEDS	VALUE AT 1/31/19	SHARES HELD AT 1/31/19	DIVIDEND INCOME 11/1/18 THROUGH 1/31/19	DISTRIBUTIONS AND NET REALIZED GAIN (LOSS) 11/1/18 THROUGH 1/31/19	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Extended Series - Class R6	$24,251,400	$4,000,934	$979,547	$27,646,677	2,699,871	$267,287	$53,830	$400,442
Blended Asset Maximum Series - Class R6	13,074,707	1,456,266	1,740,570	12,128,560	1,076,181	81,110	569,500	(577,734)

	$37,326,107	$5,457,200	$2,720,117	$39,775,237		$348,397	$623,330	$(177,292)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - January 31, 2019

(unaudited)

TARGET 2040 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Blended Asset Extended Series - Class R6	1,998,144	$20,460,993
Manning & Napier Blended Asset Maximum Series - Class R6	2,267,889	25,559,106

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0%
(Identified Cost $47,427,183)		46,020,099
LIABILITIES, LESS OTHER ASSETS - (0.0%)##		(10,131)

NET ASSETS - 100%		$46,009,968

##Less than (0.1%).

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$46,020,099	$46,020,099	$—	$—

Total assets	$46,020,099	$46,020,099	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2018 or January 31, 2019.

1

Investment Portfolio - January 31, 2019

(unaudited)

Investments in Affiliated Issuers:

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the three months ended January 31, 2019 is set forth below:

TARGET 2040 SERIES	VALUE AT 10/31/18	PURCHASE COST	SALES PROCEEDS	VALUE AT 1/31/19	SHARES HELD AT 1/31/19	DIVIDEND INCOME 11/1/18 THROUGH 1/31/19	DISTRIBUTIONS AND NET REALIZED GAIN (LOSS) 11/1/18 THROUGH 1/31/19	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Extended Series - Class R6	$29,068,763	$3,426,820	$11,908,758	$20,460,993	1,998,144	$319,792	$(587,416)	$557,756
Blended Asset Maximum Series - Class R6	43,914,852	3,760,145	18,707,414	25,559,106	2,267,889	271,872	269,013	(1,486,681)

	$72,983,615	$7,186,965	$30,616,172	$46,020,099		$591,664	$(318,403)	$(928,925)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - January 31, 2019

(unaudited)

TARGET 2045 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Blended Asset Extended Series - Class R6	418,596	$4,286,428
Manning & Napier Blended Asset Maximum Series - Class R6	1,557,914	17,557,686

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0%
(Identified Cost $22,747,391)		21,844,114
LIABILITIES, LESS OTHER ASSETS - (0.0%)##		(1,535)

NET ASSETS - 100%		$21,842,579

##Less than (0.1%).

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$21,844,114	$21,844,114	$—	$—

Total assets	$21,844,114	$21,844,114	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2018 or January 31, 2019.

1

Investment Portfolio - January 31, 2019

(unaudited)

Investments in Affiliated Issuers:

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the three months ended January 31, 2019 is set forth below:

TARGET 2045 SERIES	VALUE AT 10/31/18	PURCHASE COST	SALES PROCEEDS	VALUE AT 1/31/19	SHARES HELD AT 1/31/19	DIVIDEND INCOME 11/1/18 THROUGH 1/31/19	DISTRIBUTIONS AND NET REALIZED GAIN (LOSS) 11/1/18 THROUGH 1/31/19	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Extended Series - Class R6	$3,067,693	$1,238,997	$88,001	$4,286,428	418,596	$34,490	$8,269	$69,842
Blended Asset Maximum Series - Class R6	17,444,750	2,261,790	1,289,888	17,557,686	1,557,914	110,410	828,680	(797,933)

	$20,512,443	$3,500,787	$1,377,889	$21,844,114		$144,900	$836,949	$(728,091)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - January 31, 2019

(unaudited)

TARGET 2050 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%

Manning & Napier Blended Asset Maximum Series - Class R6	2,177,230	$24,537,382

TOTAL AFFILIATED INVESTMENT COMPANIES - 99.9%
(Identified Cost $25,671,823)		24,537,382
OTHER ASSETS, LESS LIABILITIES - 0.1%		20,036

NET ASSETS - 100%		$24,557,418

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$24,537,382	$24,537,382	$—	$—

Total assets	$24,537,382	$24,537,382	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2018 or January 31, 2019.

1

Investment Portfolio - January 31, 2019

(unaudited)

Investments in Affiliated Issuers:

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the three months ended January 31, 2019 is set forth below:

TARGET 2050 SERIES	VALUE AT 10/31/18	PURCHASE COST	SALES PROCEEDS	VALUE AT 1/31/19	SHARES HELD AT 1/31/19	DIVIDEND INCOME 11/1/18 THROUGH 1/31/19	DISTRIBUTIONS AND NET REALIZED GAIN (LOSS) 11/1/18 THROUGH 1/31/19	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Maximum Series - Class R6	$33,049,623	$3,708,183	$10,007,773	$24,537,382	2,177,230	$203,834	$644,661	$(1,214,768)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - January 31, 2019

(unaudited)

TARGET 2055 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Blended Asset Maximum Series - Class R6	993,741	$11,199,457

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0%
(Identified Cost $11,674,822)		11,199,457
OTHER ASSETS, LESS LIABILITIES - 0.0%##		4,103

NET ASSETS - 100%		$11,203,560

##Less than 0.1%.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$11,199,457	$11,199,457	$—	$—

Total assets	$11,199,457	$11,199,457	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2018 or January 31, 2019.

1

Investment Portfolio - January 31, 2019

(unaudited)

Investments in Affiliated Issuers:

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the three months ended January 31, 2019 is set forth below:

TARGET 2055 SERIES	VALUE AT 10/31/18	PURCHASE COST	SALES PROCEEDS	VALUE AT 1/31/19	SHARES HELD AT 1/31/19	DIVIDEND INCOME 11/1/18 THROUGH 1/31/19	DISTRIBUTIONS AND NET REALIZED GAIN (LOSS) 11/1/18 THROUGH 1/31/19	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Maximum Series - Class R6	$10,223,687	$1,676,315	$259,332	$11,199,457	993,741	$63,823	$518,475	$(445,383)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - January 31, 2019

(unaudited)

TARGET 2060 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 99.9%

Manning & Napier Blended Asset Maximum Series - Class R6	798,977	$9,004,469

TOTAL AFFILIATED INVESTMENT COMPANIES - 99.9%
(Identified Cost $9,613,711)		9,004,469
OTHER ASSETS, LESS LIABILITIES - 0.1%		10,048

NET ASSETS - 100%		$9,014,517

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$9,004,469	$9,004,469	$—	$—

Total assets	$9,004,469	$9,004,469	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2018 or January 31, 2019.

1

Investment Portfolio - January 31, 2019

(unaudited)

Investments in Affiliated Issuers:

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the three months ended January 31, 2019 is set forth below:

TARGET 2060 SERIES	VALUE AT 10/31/18	PURCHASE COST	SALES PROCEEDS	VALUE AT 1/31/19	SHARES HELD AT 1/31/19	DIVIDEND INCOME 11/1/18 THROUGH 1/31/19	DISTRIBUTIONS AND NET REALIZED GAIN (LOSS) 11/1/18 THROUGH 1/31/19	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Maximum Series - Class R6	$11,393,453	$2,372,523	$3,910,870	$9,004,469	798,977	$76,444	$205,992	$(440,620)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - January 31, 2019

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES	SHARES	VALUE

COMMON STOCKS - 27.7%

Communication Services - 1.5%
Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc.	1,205	$66,347
Zayo Group Holdings, Inc.*	2,690	73,840

		140,187

Entertainment - 0.2%
Electronic Arts, Inc.*	1,560	143,894

Interactive Media & Services - 0.8%
Alphabet, Inc. - Class A*[1]	130	146,366
Alphabet, Inc. - Class C*[1]	200	223,274
Tencent Holdings Ltd. - Class H (China)	6,770	301,364

		671,004

Media - 0.3%
Comcast Corp. - Class A	2,067	75,590
Quebecor, Inc. - Class B (Canada)	3,140	73,915
Shaw Communications, Inc. - Class B (Canada)	3,530	71,677

		221,182

Total Communication Services		1,176,267

Consumer Discretionary - 1.9%
Automobiles - 0.1%
Honda Motor Co., Ltd. - ADR (Japan)	1,493	44,895

Hotels, Restaurants & Leisure - 0.1%
McDonald’s Corp.	496	88,675

Household Durables - 0.1%
Newell Brands, Inc.	2,600	55,146

Internet & Direct Marketing Retail - 0.8%
Amazon.com, Inc.*	80	137,498
Booking Holdings, Inc.*	240	439,874

		577,372

Multiline Retail - 0.2%
Dollar General Corp.	580	66,949
Target Corp.	1,093	79,789

		146,738

Specialty Retail - 0.4%
The Home Depot, Inc.	648	118,927
Industria de Diseno Textil S.A. (Spain)	6,670	186,581
O’Reilly Automotive, Inc.*	120	41,359

		346,867

Textiles, Apparel & Luxury Goods - 0.2%
lululemon athletica, Inc.*	1,320	195,109

Total Consumer Discretionary		1,454,802

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples - 3.9%
Beverages - 2.1%
Ambev S.A. - ADR (Brazil)	29,720	$142,953
Anheuser-Busch InBev S.A./N.V. (Belgium)	4,770	364,443
The Coca-Cola Co.	5,880	283,004
Diageo plc (United Kingdom)	8,640	329,757
Molson Coors Brewing Co. - Class B	735	48,958
PepsiCo, Inc.	3,858	434,681

		1,603,796

Food & Staples Retailing - 0.3%
Walgreens Boots Alliance, Inc.	609	44,006
Walmart, Inc.	1,550	148,536

		192,542

Food Products - 1.0%
J&J Snack Foods Corp.	330	50,936
The Kraft Heinz Co.	751	36,093
Mondelez International, Inc. - Class A	8,727	403,711
Nestle S.A. (Switzerland)	3,260	284,219

		774,959

Household Products - 0.1%
Colgate-Palmolive Co.	1,216	78,651

Personal Products - 0.4%
Unilever plc - ADR (United Kingdom)	6,202	326,225

Total Consumer Staples		2,976,173

Energy - 1.2%
Energy Equipment & Services - 0.5%
Diamond Offshore Drilling, Inc.*	3,580	39,129
Halliburton Co.	5,515	172,950
Schlumberger Ltd.	3,350	148,104
Transocean Ltd.*	6,510	55,791

		415,974

Oil, Gas & Consumable Fuels - 0.7%
BP plc - ADR (United Kingdom)	1,780	73,194
Chevron Corp.	585	67,070
China Petroleum & Chemical Corp. - ADR (China)	805	67,177
Exxon Mobil Corp.	2,210	161,949
Hess Corp.	1,165	62,910
Marathon Petroleum Corp.	447	29,618
Royal Dutch Shell plc - Class B - ADR (Netherlands)	590	37,052
Valero Energy Corp.	373	32,757

		531,727

Total Energy		947,701

1

Investment Portfolio - January 31, 2019

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Financials - 3.2%
Banks - 1.1%
Bank of America Corp.	4,405	$125,410
Citigroup, Inc.	1,575	101,524
Fifth Third Bancorp	490	13,142
Huntington Bancshares, Inc.	920	12,181
JPMorgan Chase & Co.	2,555	264,442
KeyCorp	1,810	29,811
The PNC Financial Services Group, Inc.	175	21,467
Regions Financial Corp.	1,160	17,597
SunTrust Banks, Inc.	305	18,123
U.S. Bancorp	1,154	59,039
Wells Fargo & Co.	3,891	190,309

		853,045

Capital Markets - 1.6%
Ares Management Corp. - Class A	1,600	33,376
BlackRock, Inc.	250	103,770
The Blackstone Group LP	1,395	47,012
Cboe Global Markets, Inc.	1,510	140,838
The Charles Schwab Corp.	3,150	147,326
CME Group, Inc.	770	140,356
E*TRADE Financial Corp.	1,440	67,190
Intercontinental Exchange, Inc.	1,920	147,379
Moody’s Corp.	1,120	177,531
S&P Global, Inc.	945	181,109

		1,185,887

Diversified Financial Services - 0.3%
Berkshire Hathaway, Inc. - Class B*	1,080	221,983

Insurance - 0.2%
The Allstate Corp.[1]	225	19,771
Arthur J. Gallagher & Co.	360	26,896
Chubb Ltd.	225	29,936
Lincoln National Corp.	300	17,547
Old Republic International Corp.	1,100	22,165
Principal Financial Group, Inc.	335	16,773
Willis Towers Watson plc	150	24,418

		157,506

Total Financials		2,418,421

Health Care - 5.7%
Biotechnology - 1.4%
AbbVie, Inc.[1]	958	76,918
Amgen, Inc.[1]	450	84,200
BioMarin Pharmaceutical, Inc.*	1,480	145,292
Gilead Sciences, Inc.	914	63,989
Incyte Corp.*	3,435	276,827
Regeneron Pharmaceuticals, Inc.*	330	141,659
Seattle Genetics, Inc.*	2,390	182,668

	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.*	570	$108,819

		1,080,372

Health Care Equipment & Supplies - 0.9%
Koninklijke Philips N.V. (Netherlands)	874	34,462
Medtronic plc[1]	6,924	612,012

		646,474

Health Care Providers & Services - 0.3%
CVS Health Corp.	774	50,736
DaVita, Inc.*[1]	3,120	175,126

		225,862

Pharmaceuticals - 3.1%
AstraZeneca plc (United Kingdom)	670	48,536
Bristol-Myers Squibb Co.	1,480	73,068
Eli Lilly & Co.	1,060	127,052
Johnson & Johnson	5,453	725,685
Merck & Co., Inc.	4,798	357,115
Merck KGaA (Germany)	2,560	268,797
Novartis AG - ADR (Switzerland)	6,240	546,125
Pfizer, Inc.	3,203	135,967
Sanofi (France)	405	35,202
Sanofi - ADR (France)	1,688	73,344

		2,390,891

Total Health Care		4,343,599

Industrials - 1.6%
Aerospace & Defense - 0.3%
The Boeing Co.	315	121,470
Lockheed Martin Corp.	194	56,200
United Technologies Corp.	550	64,938

		242,608

Air Freight & Logistics - 0.3%
FedEx Corp.	810	143,832
United Parcel Service, Inc. - Class B	608	64,083

		207,915

Airlines - 0.1%
Delta Air Lines, Inc.	565	27,928
Southwest Airlines Co.	515	29,231

		57,159

Building Products - 0.1%
Johnson Controls International plc	1,415	47,785

Commercial Services & Supplies - 0.2%
Covanta Holding Corp.	3,310	53,291

2

Investment Portfolio - January 31, 2019

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Commercial Services & Supplies (continued)
Waste Management, Inc.	885	$84,668

		137,959

Construction & Engineering - 0.0%##
Comfort Systems USA, Inc.	540	25,904

Electrical Equipment - 0.1%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	1,838	35,198
Emerson Electric Co.	581	38,038

		73,236

Industrial Conglomerates - 0.2%
3M Co.	548	109,764
Honeywell International, Inc.	519	74,544

		184,308

Machinery - 0.1%
Caterpillar, Inc.	343	45,674
Mueller Water Products, Inc. - Class A	2,785	27,516

		73,190

Road & Rail - 0.2%
Kansas City Southern	620	65,565
Union Pacific Corp.	538	85,580

		151,145

Total Industrials		1,201,209

Information Technology - 4.1%
Communications Equipment - 0.2%
Cisco Systems, Inc.	2,496	118,036

IT Services - 1.9%
Automatic Data Processing, Inc.	378	52,860
International Business Machines Corp.	541	72,721
InterXion Holding N.V. (Netherlands)*	4,290	257,572
LiveRamp Holdings, Inc.*	5,080	220,675
Mastercard, Inc. - Class A	2,200	464,486
Visa, Inc. - Class A	2,930	395,579

		1,463,893

Semiconductors & Semiconductor Equipment - 1.0%
Broadcom, Inc.	209	56,064
Intel Corp.	5,376	253,317
Qorvo, Inc.*[1]	4,600	300,656
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	2,912	109,549
Texas Instruments, Inc.	738	74,302

		793,888

	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Software - 0.9%
Microsoft Corp.	4,910	$512,751
ServiceNow, Inc.*[1]	730	160,615

		673,366

Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.	345	57,422

Total Information Technology		3,106,605

Materials - 1.3%
Chemicals - 0.2%
DowDuPont, Inc.	945	50,850
FMC Corp.	665	53,067
LyondellBasell Industries N.V. - Class A	386	33,570
RPM International, Inc.	675	38,583

		176,070

Containers & Packaging - 1.0%
Ball Corp.[1]	7,180	375,370
Graphic Packaging Holding Co.	5,985	72,239
Sealed Air Corp.	5,975	236,012
Sonoco Products Co.	1,045	60,171

		743,792

Metals & Mining - 0.1%
BHP Group Ltd. - ADR (Australia)	1,150	58,868
Rio Tinto plc - ADR (Australia)	869	48,899

		107,767

Total Materials		1,027,629

Real Estate - 3.1%
Equity Real Estate Investment Trusts (REITS) - 3.1%
Acadia Realty Trust[1]	295	8,475
Agree Realty Corp.[1]	175	11,555
Alexandria Real Estate Equities, Inc.[1]	70	9,220
American Campus Communities, Inc.	285	13,116
American Homes 4 Rent - Class A1	1,610	35,597
American Tower Corp.[1]	890	153,828
Americold Realty Trust	265	7,770
Apartment Investment & Management Co. - Class A	520	25,750
Apple Hospitality REIT, Inc.	490	8,041
AvalonBay Communities, Inc.	465	89,708
Boston Properties, Inc.	415	54,726
Brandywine Realty Trust	2,235	33,637
Camden Property Trust	85	8,241
Chesapeake Lodging Trust	425	12,104
Community Healthcare Trust, Inc.	1,430	47,219

3

Investment Portfolio - January 31, 2019

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
CoreCivic, Inc.	2,045	$40,634
Cousins Properties, Inc.	4,080	36,108
Crown Castle International Corp.	615	71,992
CubeSmart	230	7,118
Digital Realty Trust, Inc.	390	42,253
Equinix, Inc.	790	311,260
Equity LifeStyle Properties, Inc.	180	19,058
Equity Residential	780	56,597
Essex Property Trust, Inc.	135	36,612
Extra Space Storage, Inc.	190	18,736
Federal Realty Investment Trust	65	8,617
First Industrial Realty Trust, Inc.	430	14,070
Getty Realty Corp.	505	16,190
HCP, Inc.	905	28,544
Healthcare Realty Trust, Inc.	1,395	45,045
Healthcare Trust of America, Inc. - Class A	1,900	53,998
Hibernia REIT plc (Ireland)	8,800	13,235
Host Hotels & Resorts, Inc.	1,160	20,950
Independence Realty Trust, Inc.	3,295	34,433
Invitation Homes, Inc.	1,197	26,921
Jernigan Capital, Inc.	2,100	45,528
Kimco Realty Corp.	765	13,013
Lexington Realty Trust	3,615	34,740
Liberty Property Trust	675	31,820
Mid-America Apartment Communities, Inc.	235	23,801
National Retail Properties, Inc.	305	16,077
National Storage Affiliates Trust	255	7,420
Physicians Realty Trust	3,195	57,861
Plymouth Industrial REIT, Inc.	945	15,158
Prologis, Inc.	1,055	72,964
Public Storage	200	42,504
Realty Income Corp.	140	9,617
SBA Communications Corp.*	820	149,675
Simon Property Group, Inc.	495	90,149
STAG Industrial, Inc.	1,455	40,114
STORE Capital Corp.	285	9,211
Sun Communities, Inc.	300	32,973
Sunstone Hotel Investors, Inc.	1,050	15,015
Tier REIT, Inc.	1,305	30,668
UDR, Inc.	840	36,750
UMH Properties, Inc.	615	8,628
Unibail-Rodamco-Westfield (France)	95	17,086
Urban Edge Properties	1,115	22,768
Ventas, Inc.	280	18,057
VEREIT, Inc.	3,025	24,442
Vornado Realty Trust	385	26,915

	SHARES/ PRINCIPAL AMOUNT[2]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Weingarten Realty Investors	725	$20,800
Welltower, Inc.	340	26,347

Total Real Estate		2,361,459

Utilities - 0.2%
Electric Utilities - 0.0%##
Exelon Corp.	625	29,850

Independent Power and Renewable Electricity Producers - 0.1%
Boralex, Inc. - Class A (Canada)	1,185	16,856
Innergex Renewable Energy, Inc. (Canada)	1,975	21,615
Northland Power, Inc. (Canada)	1,195	21,709
Pattern Energy Group, Inc. - Class A	1,170	24,898

		85,078

Multi-Utilities - 0.1%
CMS Energy Corp.	890	46,405

Total Utilities		161,333

TOTAL COMMON STOCKS (Identified Cost $20,626,912)		21,175,198

CORPORATE BONDS - 27.3%

Non-Convertible Corporate Bonds - 27.3%
Communication Services - 2.5%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.[1], 4.25%, 3/1/2027	520,000	526,285
Verizon Communications, Inc., 5.50%, 3/16/2047	700,000	783,278

		1,309,563

Media - 0.7%
Discovery Communications LLC, 5.20%, 9/20/2047	550,000	519,882

Wireless Telecommunication Services - 0.1%
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	61,000	58,408

Total Communication Services		1,887,853

Consumer Discretionary - 3.4%
Automobiles - 1.4%
General Motors Co.[3], (3 mo. LIBOR US + 0.900%), 3.667%, 9/10/2021	500,000	489,500
General Motors Financial Co., Inc., 3.15%, 1/15/2020	560,000	560,038

		1,049,538

4

Investment Portfolio - January 31, 2019

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES

	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Household Durables - 0.4%
Century Communities, Inc., 5.875%, 7/15/2025	57,000	$52,440
LGI Homes, Inc. [4], 6.875%, 7/15/2026	50,000	48,125
Meritage Homes Corp., 5.125%, 6/6/2027	30,000	26,915
TRI Pointe Group, Inc. - TRI Pointe
Homes, Inc., 4.375%, 6/15/2019	100,000	100,000
TRI Pointe Group, Inc. - TRI Pointe
Homes, Inc., 5.875%, 6/15/2024	40,000	38,550
Weekley Homes LLC - Weekley
Finance Corp., 6.625%, 8/15/2025	35,000	32,200

		298,230

Internet & Direct Marketing Retail - 1.0%
Booking Holdings, Inc., 3.60%, 6/1/2026	790,000	776,700

Multiline Retail - 0.6%
Macy’s Retail Holdings, Inc., 7.00%, 2/15/2028	240,000	249,336
Macy’s Retail Holdings, Inc., 6.90%, 4/1/2029	240,000	251,958

		501,294

Total Consumer Discretionary		2,625,762

Energy - 4.9%
Energy Equipment & Services - 0.1%
Shelf Drilling Holdings Ltd. (United Arab Emirates) [4], 8.25%, 2/15/2025	30,000	27,225
TerraForm Power Operating, LLC [4], 5.00%, 1/31/2028	25,000	23,219

		50,444

Oil, Gas & Consumable Fuels - 4.8%
American Midstream Partners LP - American Midstream Finance Corp.[4], 9.50%, 12/15/2021	40,000	37,200
Boardwalk Pipelines LP, 5.95%, 6/1/2026	740,000	759,991
Bruin E&P Partners, LLC[4], 8.875%, 8/1/2023	20,000	19,038
DCP Midstream Operating LP [4], 5.35%, 3/15/2020	25,000	25,375
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	36,000	35,010
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	60,000	60,900

	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Genesis Energy LP - Genesis Energy Finance Corp., 5.625%, 6/15/2024	30,000	$27,600
Jonah Energy LLC - Jonah Energy Finance Corp.[4], 7.25%, 10/15/2025	55,000	40,700
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	670,000	791,061
Kinder Morgan, Inc - Germany, 3.05%, 12/1/2019	560,000	560,110
Lonestar Resources America, Inc. [4], 11.25%, 1/1/2023	20,000	19,200
Rockies Express Pipeline, LLC[4], 5.625%, 4/15/2020	45,000	45,788
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	710,000	769,332
SemGroup Corp. - Rose Rock Finance Corp., 5.625%, 7/15/2022	20,000	19,000
Southwestern Energy Co.[5], 6.20%, 1/23/2025	50,000	48,500
W&T Offshore, Inc.[4], 9.75%, 11/1/2023	40,000	38,900
The Williams Companies, Inc., 3.75%, 6/15/2027	400,000	389,163

		3,686,868

Total Energy		3,737,312

Financials - 8.0%
Banks - 5.0%
Bank of America Corp.[1], 4.00%, 1/22/2025	780,000	786,130
Citigroup, Inc., 8.125%, 7/15/2039	270,000	393,728
Credit Suisse AG - New York NY (Switzerland), 5.40%, 1/14/2020	550,000	561,333
JPMorgan Chase & Co., 6.30%, 4/23/2019	1,160,000	1,168,877
JPMorgan Chase & Co.[6], (3 mo. LIBOR US + 1.000%), 4.023%, 12/5/2024	380,000	389,362
Santander Holdings USA, Inc., 4.50%, 7/17/2025	520,000	529,483

		3,828,913

Capital Markets - 1.4%
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025	260,000	262,414
LPL Holdings, Inc.[4], 5.75%, 9/15/2025	30,000	29,499

5

Investment Portfolio - January 31, 2019

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES
	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
Morgan Stanley [3], (3 mo. LIBOR US + 1.220%), 3.811%, 5/8/2024	770,000	$771,840

		1,063,753

Consumer Finance - 0.1%
Navient Corp., 7.25%, 9/25/2023	30,000	30,525
SLM Corp., 5.125%, 4/5/2022	40,000	38,800

		69,325

Diversified Financial Services - 0.8%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 4.45%, 10/1/2025	530,000	518,600
Fidelity & Guaranty Life Holdings, Inc. [4], 5.50%, 5/1/2025	20,000	19,250
FS Energy & Power Fund [4], 7.50%, 8/15/2023	45,000	44,719
Oxford Finance, LLC - Oxford Finance Co.- Issuer II, Inc. [4], 6.375%, 12/15/2022	45,000	45,562

		628,131

Insurance - 0.7%
Prudential Financial, Inc. [6], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	500,000	520,000

Total Financials		6,110,122

Health Care - 2.0%
Health Care Providers & Services - 2.0%
DaVita, Inc., 5.00%, 5/1/2025	40,000	38,500
Fresenius Medical Care US Finance II, Inc. (Germany) [4], 5.625%, 7/31/2019	1,425,000	1,438,943
MEDNAX, Inc. [4], 6.25%, 1/15/2027	30,000	30,225

Total Health Care		1,507,668

Industrials - 3.4%
Airlines - 0.2%
Allegiant Travel Co., 5.50%, 7/15/2019	26,000	26,228
American Airlines Group, Inc. [4], 5.50%, 10/1/2019	95,000	95,674

		121,902

Commercial Services & Supplies - 0.2%
The ADT Security Corp., 5.25%, 3/15/2020	25,000	25,375
The ADT Security Corp., 4.125%, 6/15/2023	40,000	38,500

	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Commercial Services & Supplies (continued)
Covanta Holding Corp., 6.00%, 1/1/2027	35,000	$33,512
W/S Packaging Holdings, Inc. [4], 9.00%, 4/15/2023	45,000	45,225

		142,612

Construction & Engineering - 0.0%##
Tutor Perini Corp. [4], 6.875%, 5/1/2025	36,000	35,605

Industrial Conglomerates - 0.6%
General Electric Co. [6,7], (3 mo. LIBOR US + 3.330%), 5.00%	500,000	437,500

Machinery - 1.0%
CNH Industrial Capital LLC, 3.375%, 7/15/2019	790,000	791,413

Marine - 0.1%
Global Ship Lease, Inc. (United Kingdom) [4], 9.875%, 11/15/2022	45,000	43,706

Trading Companies & Distributors - 1.1%
Aircastle Ltd., 6.25%, 12/1/2019	30,000	30,645
Fortress Transportation & Infrastructure Investors, LLC [4], 6.50%, 10/1/2025	35,000	33,600
International Lease Finance Corp., 6.25%, 5/15/2019	716,000	722,105
Park Aerospace Holdings Ltd. (Ireland)[4], 4.50%, 3/15/2023	44,000	43,175

		829,525

Transportation Infrastructure - 0.2%
Eagle Bulk Shipco, LLC, 8.25%, 11/28/2022	196,000	194,040

Total Industrials		2,596,303

Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Broadcom Corp. - Broadcom Cayman Finance Ltd., 2.375%, 1/15/2020	560,000	555,664
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	39,000	37,050

		592,714

Software - 0.0%##
Nuance Communications, Inc., 5.625%, 12/15/2026	35,000	34,300

Total Information Technology		627,014

6

Investment Portfolio - January 31, 2019

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES
	PRINCIPAL AMOUNT2/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials - 1.3%
Chemicals - 0.0%##
LSB Industries, Inc.[4], 9.625%, 5/1/2023	45,000	$45,788

Metals & Mining - 1.3%
First Quantum Minerals Ltd. (Zambia)[4], 7.25%, 4/1/2023	10,000	9,575
Mountain Province Diamonds, Inc. (Canada)[4], 8.00%, 12/15/2022	65,000	65,650
Northwest Acquisitions ULC - Dominion Finco, Inc.[4], 7.125%, 11/1/2022	65,000	64,753
Southern Copper Corp. (Peru), 5.375%, 4/16/2020	770,000	791,252
Techniplas LLC[4], 10.00%, 5/1/2020	35,000	32,681

		963,911

Total Materials		1,009,699

Real Estate - 0.6%
Equity Real Estate Investment Trusts (REITS) - 0.6%
American Homes 4 Rent LP, 4.25%, 2/15/2028	260,000	250,438
Greystar Real Estate Partners,
LLC[4], 5.75%, 12/1/2025	40,000	39,700
GTP Acquisition Partners I LLC[4], 2.35%, 6/15/2020	95,000	93,619
iStar, Inc., 5.25%, 9/15/2022	34,000	33,473

Total Real Estate		417,230

Utilities - 0.4%
NGL Energy Partners LP - NGL Energy Finance Corp., 6.125%, 3/1/2025	40,000	36,150

Independent Power and Renewable Electricity Producers - 0.3%
Atlantica Yield plc (Spain)[4], 7.00%, 11/15/2019	250,000	250,625

Total Utilities		286,775

TOTAL CORPORATE BONDS (Identified Cost $20,970,638)		20,805,738

MUTUAL FUND - 0.1%
iShares Russell 1000 Value ETF (Identified Cost $52,622)	475	56,777

U.S. TREASURY SECURITIES - 18.8%

U.S. Treasury Bonds - 2.9%
U.S. Treasury Bond, 4.75%, 2/15/2037	874,000	1,119,130

	PRINCIPAL AMOUNT[2]	VALUE
U.S. TREASURY SECURITIES (continued)

U.S. Treasury Bonds (continued)
U.S. Treasury Bond, 2.50%, 2/15/2045	827,000	$751,892
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	370,762	346,175

Total U.S. Treasury Bonds (Identified Cost $2,226,105)		2,217,197

U.S. Treasury Notes - 15.9%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	3,556,253	3,509,068
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	352,359	344,333
U.S. Treasury Note, 1.625%, 4/30/2019	750,000	748,506
U.S. Treasury Note, 2.00%, 7/31/2022	3,090,000	3,045,098
U.S. Treasury Note, 1.625%, 4/30/2023	1,535,000	1,484,393
U.S. Treasury Note, 2.125%, 5/15/2025	1,525,000	1,490,688
U.S. Treasury Note, 1.625%, 5/15/2026	1,585,000	1,488,662

Total U.S. Treasury Notes (Identified Cost $12,032,822)		12,110,748

TOTAL U.S. TREASURY SECURITIES (Identified Cost $14,258,927)		14,327,945

ASSET-BACKED SECURITIES - 2.5%
Cazenovia Creek Funding II LLC, Series 2018-1A, Class A4, 3.561%, 7/15/2030	317,414	315,950
Invitation Homes Trust, Series 2017-SFR2, Class A3,4, (1 mo. LIBOR US + 0.850%), 3.358%, 12/17/2036	78,067	77,313
Invitation Homes Trust, Series 2017-SFR2, Class B3,4, (1 mo. LIBOR US + 1.150%), 3.658%, 12/17/2036	60,000	59,744
Progress Residential Trust, Series 2017-SFR2, Class A4, 2.897%, 12/17/2034	150,000	146,099
SoFi Consumer Loan Program LLC, Series 2016-5, Class A4, 3.06%, 9/25/2028	154,369	153,685
SoFi Consumer Loan Program LLC, Series 2017-5, Class A1[4], 2.14%, 9/25/2026	67,868	67,599

7

Investment Portfolio - January 31, 2019

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES
	PRINCIPAL AMOUNT[2]	VALUE

ASSET-BACKED SECURITIES (continued)

SoFi Professional Loan Program LLC, Series 2015-D, Class A2[4], 2.72%, 10/27/2036	93,859	$92,688
SoFi Professional Loan Program LLC, Series 2016-B, Class A2B4, 2.74%, 10/25/2032	79,540	78,911
SoFi Professional Loan Program LLC, Series 2016-E, Class A2B4, 2.49%, 1/25/2036	280,000	276,410
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX4, 2.05%, 1/25/2041	56,456	55,944
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX4, 2.84%, 1/25/2041	75,000	73,576
SoFi Professional Loan Program LLC, Series 2018-A, Class A2A4, 2.39%, 2/25/2042	116,238	115,246
Tricon American Homes Trust, Series 2016-SFR1, Class A4, 2.589%, 11/17/2033	219,420	213,537
Tricon American Homes Trust, Series 2017-SFR2, Class A4, 2.928%, 1/17/2036	199,498	193,148

TOTAL ASSET-BACKED SECURITIES (Identified Cost $1,942,103)		1,919,850

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.8%
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class A4, 3.531%, 10/15/2034	260,000	262,918
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[4,8], 2.50%, 5/25/2043	153,470	145,082
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[4,8], 2.13%, 2/25/2043	98,503	92,884
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	320,822	326,930
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	390,171	401,232
Freddie Mac REMICS, Series 4801, Class BA, 4.50%, 5/15/2044	404,830	420,622
FREMF Mortgage Trust, Series 2011-K13, Class B4,8, 4.612%, 1/25/2048	321,504	329,874
FREMF Mortgage Trust, Series 2014-K41, Class B4,8, 3.832%, 11/25/2047	273,000	275,950

	PRINCIPAL AMOUNT[2]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

FREMF Mortgage Trust, Series 2014-K716, Class B4,8, 3.949%, 8/25/2047	451,000	$459,032
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[4,8], 3.382%, 12/15/2034	305,000	303,238
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX[4,8], 3.382%, 12/15/2034	1,290,000	1,275,944
Government National Mortgage Association, Series 2012-113, Class PY, 2.50%, 9/20/2042	250,000	231,633
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	321,910	307,875
JP Morgan Mortgage Trust, Series 2013-2, Class A2[4,8], 3.50%, 5/25/2043	84,171	83,126
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[4,8], 3.00%, 6/25/2029	108,777	107,853
JP Morgan Mortgage Trust, Series 2017-2, Class A5[4,8], 3.50%, 5/25/2047	320,171	318,803
JP Morgan Mortgage Trust, Series 2017-2, Class A6[4,8], 3.00%, 5/25/2047	343,887	335,664
JP Morgan Mortgage Trust, Series 2017-3, Class 1A3[4,8], 3.50%, 8/25/2047	317,818	313,457
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[4,8], 3.75%, 11/25/2054	93,606	93,556
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[4,8], 3.75%, 8/25/2055	104,385	104,432
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[4,8], 3.75%, 11/25/2056	136,961	136,764
SBA Small Business Investment Companies, Series 2015-10A, Class 1, 2.517%, 3/10/2025	104,485	103,883
Sequoia Mortgage Trust, Series 2013-8, Class A1[8], 3.00%, 6/25/2043	118,487	115,229
Starwood Retail Property Trust, Series 2014-STAR, Class A3,4, (1 mo. LIBOR US + 1.220%), 3.729%, 11/15/2027	257,981	255,567
Towd Point Mortgage Trust, Series 2016-5, Class A1[4,8], 2.50%, 10/25/2056	221,954	215,294

8

Investment Portfolio - January 31, 2019

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES
	PRINCIPAL AMOUNT[2]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[4,8], 4.869%, 2/15/2044		344,421	$354,420
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[4,8], 3.50%, 3/20/2045		96,646	96,375

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $7,545,438)			7,467,637

FOREIGN GOVERNMENT BONDS - 3.2%
Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	33,000	25,896
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		1,000,000	991,262
The Korea Development Bank (South Korea), 1.375%, 9/12/2019		600,000	594,244
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	733,000	38,189
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	275,000	13,853
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	504,000	25,029
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	92,000	4,498
Province of Ontario (Canada), 1.25%, 6/17/2019		206,000	204,900
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	60,000	44,632
Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019		504,000	499,716

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $2,461,398)			2,442,219

U.S. GOVERNMENT AGENCIES - 9.3%

Mortgage-Backed Securities - 9.3%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		14,672	14,909
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		17,759	18,049
Fannie Mae, Pool #MA3463, 4.00%, 9/1/2033		354,793	365,250
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034		85,980	90,172
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034		87,397	91,692
Fannie Mae, Pool #890294, 5.50%, 1/1/2039		83,971	91,447

	PRINCIPAL AMOUNT[2]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	43,723	$47,483
Fannie Mae, Pool #AE0604, 6.00%, 7/1/2039	48,343	52,944
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	106,894	112,322
Fannie Mae, Pool #890326, 5.50%, 1/1/2040	87,907	95,742
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	85,385	93,558
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043	76,052	78,509
Fannie Mae, Pool #AS3622, 3.50%, 10/1/2044	648,007	654,897
Fannie Mae, Pool #AZ2001, 3.50%, 5/1/2045	303,018	306,008
Fannie Mae, Pool #AZ9215, 4.00%, 10/1/2045	109,571	112,678
Fannie Mae, Pool #MA2705, 3.00%, 8/1/2046	319,978	314,491
Fannie Mae, Pool #BD6997, 4.00%, 10/1/2046	97,041	99,635
Fannie Mae, Pool #BE7845, 4.50%, 2/1/2047	132,805	139,308
Fannie Mae, Pool #CA1720, 5.00%, 5/1/2048	697,046	733,982
Fannie Mae, Pool #CA2056, 4.50%, 7/1/2048	728,960	757,861
Fannie Mae, Pool #BK9366, 4.50%, 8/1/2048	145,745	151,523
Fannie Mae, Pool #CA2219, 5.00%, 8/1/2048	281,342	296,252
Fannie Mae, Pool #MA3527, 5.00%, 11/1/2048	611,003	643,340
Fannie Mae, Pool #AL8674, 5.654%, 1/1/2049	153,033	166,466
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	118,594	124,494
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	39,950	43,809
Freddie Mac, Pool #G05196, 5.50%, 10/1/2038	38,325	41,385
Freddie Mac, Pool #G05409, 5.50%, 3/1/2039	34,115	36,807
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	150,874	158,677
Freddie Mac, Pool #A93451, 4.50%, 8/1/2040	157,021	165,143
Freddie Mac, Pool #G60334, 4.50%, 10/1/2041	128,193	134,814
Freddie Mac, Pool #Q24752, 3.50%, 2/1/2044	181,109	183,524

9

Investment Portfolio - January 31, 2019

(unaudited)

BLENDED ASSET CONSERVATIVE SERIES
	PRINCIPAL AMOUNT[2]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G60183, 4.00%, 12/1/2044	121,956	$125,414
Freddie Mac, Pool #Q37592, 4.00%, 12/1/2045	228,131	234,282
Freddie Mac, Pool #Q45878, 3.00%, 12/1/2046	317,305	312,009

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $7,108,034)		7,088,876

	SHARES	VALUE

SHORT-TERM INVESTMENT - 1.1%
Dreyfus Government Cash Management, Institutional Shares, 2.30%[9],
(Identified Cost $826,155)	826,155	$826,155

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Identified Cost $75,792,227)		76,110,395

TOTAL OPTIONS WRITTEN - 0.0%##
(Premiums Received $4,358)		(10,915)

TOTAL INVESTMENTS - 99.8%		76,099,480

OTHER ASSETS, LESS LIABILITIES - 0.2%		159,019

NET ASSETS - 100%		$76,258,499

ADR - American Depositary Receipt

CAD - Canadian Dollar

ETF - Exchange-traded fund

MXN - Mexican Peso

SGD - Singapore Dollar

EXCHANGE-TRADED OPTIONS WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT (000)[2]	VALUE
Call
ServiceNow, Inc.	3	02/01/2019	$202.50	66	$(5,235)
Alphabet, Inc. - Class C	1	02/15/2019	1,110.00	112	(3,700)
Qorvo, Inc.	11	02/15/2019	67.50	72	(1,980)

TOTAL EXCHANGE-TRADED OPTIONS WRITTEN					$(10,915)

*Non-income producing security.

## Less than 0.1%.

1A portion of this security is designated as collateral for options contracts written. As of January 31, 2019, the total value of such securities was $3,435,421.

2Amount is stated in USD unless otherwise noted.

3Floating rate security. Rate shown is the rate in effect as of January 31, 2019.

4Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $10,312,427, or 13.7% of the Series’ net assets as of January 31, 2019.

5Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

6Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2019.

7Security is perpetual in nature and has no stated maturity date.

8Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2019.

9Rate shown is the current yield as of January 31, 2019.

10

Investment Portfolio - January 31, 2019

(unaudited)

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2019 in valuing the Series assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2		LEVEL 3
Assets:
Equity securities:
Communication Services	$1,176,267	$874,903	$301,364	#	$—
Consumer Discretionary	1,454,802	1,268,221	186,581	#	—
Consumer Staples	2,976,173	1,997,754	978,419	#	—
Energy	947,701	947,701	—		—
Financials	2,418,421	2,418,421	—		—
Health Care	4,343,599	3,991,064	352,535	#	—
Industrials	1,201,209	1,201,209	—		—
Information Technology	3,106,605	3,106,605	—		—
Materials	1,027,629	1,027,629	—		—
Real Estate	2,361,459	2,331,138	30,321	#	—
Utilities	161,333	161,333	—		—
Debt securities:
U.S. Treasury and other U.S. Government agencies	21,416,821	—	21,416,821		—
Corporate debt:
Communication Services	1,887,853	—	1,887,853		—
Consumer Discretionary	2,625,762	—	2,625,762		—
Energy	3,737,312	—	3,737,312		—
Financials	6,110,122	—	6,110,122		—
Health Care	1,507,668	—	1,507,668		—
Industrials	2,596,303	—	2,596,303		—
Information Technology	627,014	—	627,014		—
Materials	1,009,699	—	1,009,699		—
Real Estate	417,230	—	417,230		—
Utilities	286,775	—	286,775		—
Asset-backed securities	1,919,850	—	1,919,850		—
Commercial mortgage-backed securities	7,467,637	—	7,467,637		—
Foreign government bonds	2,442,219	—	2,442,219		—
Mutual funds	882,932	882,932	—		—

Total assets	76,110,395	20,208,910	55,901,485		—

11

Investment Portfolio - January 31, 2019

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Liabilities:
Other financial instruments*:
Equity contracts	$(10,915)	$(10,915)	$—	$—

Total liabilities	(10,915)	(10,915)	—	—

Total	$76,099,480	$20,197,995	$55,901,485	$—

#Consists of certain foreign securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

*Other financial instruments are exchange traded options (Level 1 and Level 2).

There were no Level 3 securities held by the Series as of October 31, 2018 or January 31, 2019.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

12

Investment Portfolio - January 31, 2019

(unaudited)

BLENDED ASSET MODERATE SERIES
	SHARES	VALUE

COMMON STOCKS - 37.1%

Communication Services - 3.0%
Diversified Telecommunication Services - 0.3%
Elisa OYJ (Finland)	195	$8,158
Orange S.A. (France)	375	5,816
Telefonica Brasil S.A. (Brazil)	600	8,010
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	28,900	8,065
Zayo Group Holdings, Inc.*	6,850	188,032

		218,081

Entertainment - 0.5%
Electronic Arts, Inc.*[1]	3,790	349,590
NCSoft Corp. (South Korea)*	25	10,527
NetEase, Inc. - ADR (China)	20	5,039
Nexon Co. Ltd. (Japan)*	2,130	32,405
Sea Ltd. - ADR (Thailand)*	800	11,208
Toho Co. Ltd. - Tokyo (Japan)	200	7,296
Vivendi S.A. (France)	190	4,845

		420,910

Interactive Media & Services - 1.8%
Alphabet, Inc. - Class A*	310	349,026
Alphabet, Inc. - Class C*[1]	510	569,349
Tencent Holdings Ltd. - Class H (China)	15,503	690,110

		1,608,485

Media - 0.4%
Quebecor, Inc. - Class B (Canada)	7,500	176,548
Shaw Communications, Inc. - Class B (Canada)	8,540	173,406

		349,954

Wireless Telecommunication Services - 0.0%##
Globe Telecom, Inc. (Philippines)	115	4,473

Total Communication Services		2,601,903

Consumer Discretionary - 3.1%
Automobiles - 0.1%
Astra International Tbk PT (Indonesia)	13,784	8,362
Geely Automobile Holdings Ltd. (China)	11,000	18,715
Isuzu Motors Ltd. (Japan)	500	7,438
Peugeot S.A. (France)	95	2,390
Renault S.A. (France)	60	4,246
Suzuki Motor Corp. (Japan)	300	15,666

		56,817

Diversified Consumer Services - 0.1%
China Maple Leaf Educational Systems Ltd. (China)	24,000	10,363

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Diversified Consumer Services (continued)
China Yuhua Education Corp. Ltd. (China)[2]	36,000	$14,564
Fu Shou Yuan International Group Ltd. (China)	26,000	21,320
New Oriental Education & Technology Group, Inc. - ADR (China)*	290	22,342
TAL Education Group - ADR (China)*	195	6,051
Wisdom Education International Holdings Co. Ltd. (China)	24,000	9,806

		84,446

Hotels, Restaurants & Leisure - 0.0%##
Basic-Fit N.V. (Netherlands)*[2]	410	12,543
Compass Group plc (United Kingdom)	385	8,238
Jollibee Foods Corp. (Philippines)	935	5,678
Kangwon Land, Inc. (South Korea)*	290	8,873
Restaurant Brands International, Inc. (Canada)	170	10,650
Sodexo S.A. (France)	85	8,849

		54,831

Household Durables - 0.0%##
Barratt Developments plc (United Kingdom)	1,635	11,566
Berkeley Group Holdings plc (United Kingdom)	230	11,324
Persimmon plc (United Kingdom)	365	11,386
Taylor Wimpey plc (United Kingdom)	5,295	11,481
Techtronic Industries Co. Ltd. (Hong Kong)	1,000	5,838

		51,595

Internet & Direct Marketing Retail - 1.6%
Alibaba Group Holding Ltd. - ADR (China)*	145	24,432
Amazon.com, Inc.*	190	326,559
Booking Holdings, Inc.*[1]	560	1,026,374
Despegar.com Corp. (Argentina)*	375	5,632

		1,382,997

Leisure Products - 0.1%
Bandai Namco Holdings, Inc. (Japan)	300	13,253
Technogym S.p.A. (Italy)[2]	1,030	11,943
Thule Group AB (Sweden)[2]	900	18,375

1

Investment Portfolio - January 31, 2019

(unaudited)

BLENDED ASSET MODERATE SERIES
	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Leisure Products (continued)
Yamaha Corp. (Japan)	400	$17,505

		61,076

Multiline Retail - 0.0%##
Lojas Americanas S.A. (Brazil)	600	3,466
Lojas Renner S.A. (Brazil)	630	7,859
Magazine Luiza S.A. (Brazil)	100	4,910

		16,235

Specialty Retail - 0.5%
Industria de Diseno Textil S.A. (Spain)	15,515	434,003

Textiles, Apparel & Luxury Goods - 0.7%
ANTA Sports Products Ltd. (China)	4,000	20,692
EssilorLuxottica S.A. (France)	40	5,067
Hermes International (France)	5	2,996
Kering S.A. (France)	30	15,046
Li Ning Co. Ltd. (China)*	14,865	18,290
lululemon athletica, Inc.*	3,515	519,552
LVMH Moet Hennessy Louis Vuitton SE (France)	70	22,456

		604,099

Total Consumer Discretionary		2,746,099

Consumer Staples - 6.4%
Beverages - 3.9%
Ambev S.A. - ADR (Brazil)	78,310	376,670
Ambev S.A. (Brazil)	2,500	12,002
Anheuser-Busch InBev S.A./N.V. (Belgium)	11,105	848,457
The Coca-Cola Co.	13,740	661,306
Coca-Cola European Partners plc (United Kingdom)	260	12,371
Coca-Cola HBC AG (Switzerland)	350	11,763
Davide Campari-Milano S.p.A. (Italy)	1,820	16,352
Diageo plc (United Kingdom)	19,480	743,479
PepsiCo, Inc.	6,020	678,273
Pernod Ricard S.A. (France)	40	6,637
Suntory Beverage & Food Ltd. (Japan)	100	4,428
Treasury Wine Estates Ltd. (Australia)	2,215	24,928

		3,396,666

Food & Staples Retailing - 0.1%
Alimentation Couche-Tard, Inc. - Class B (Canada)	230	12,495

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Food & Staples Retailing (continued)
Atacadao Distribuicao Comercio e Industria Ltda. (Brazil)	600	$3,289
Koninklijke Ahold Delhaize N.V. (Netherlands)	460	12,119
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	300	9,268
Metro, Inc. (Canada)	315	11,452
Puregold Price Club, Inc. (Philippines)*	4,000	3,495
Robinsons Retail Holdings, Inc. (Philippines)	2,170	3,665

		55,783

Food Products - 1.7%
Danone S.A. (France)	475	34,567
Kerry Group plc - Class A (Ireland)	235	24,167
Kikkoman Corp. (Japan)	300	15,960
Mondelez International, Inc. - Class A	14,460	668,920
Nestle S.A. (Switzerland)	8,445	736,268
Universal Robina Corp. (Philippines)	3,080	8,760
Yakult Honsha Co. Ltd. (Japan)	100	6,674

		1,495,316

Household Products - 0.0%##
Lion Corp. (Japan)	500	10,420

Personal Products - 0.7%
Beiersdorf AG (Germany)	175	17,518
L’Oreal S.A. (France)	45	10,846
Unilever plc - ADR (United Kingdom)	11,400	599,640

		628,004

Tobacco - 0.0%##
British American Tobacco plc - ADR (United Kingdom)	300	10,584
KT&G Corp. (South Korea)*	100	8,904

		19,488

Total Consumer Staples		5,605,677

Energy - 1.5%
Energy Equipment & Services - 1.2%
Core Laboratories N.V.	170	11,468
Diamond Offshore Drilling, Inc.*	9,450	103,288
Halliburton Co.	13,015	408,150
Schlumberger Ltd.[1]	8,930	394,795
Transocean Ltd.*	18,010	154,346

		1,072,047

2

Investment Portfolio - January 31, 2019

(unaudited)

BLENDED ASSET MODERATE SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels - 0.3%
Cameco Corp. (Canada)	800	$9,697
China Petroleum & Chemical Corp. - Class H (China)	34,000	28,431
Eni S.p.A. (Italy)	1,420	24,077
Equinor ASA (Norway)	1,045	23,895
Galp Energia SGPS S.A. (Portugal)	1,395	21,796
Repsol S.A. (Spain)	1,455	25,540
Royal Dutch Shell plc - Class B - ADR (Netherlands)	565	35,482
Suncor Energy, Inc. (Canada)	750	24,190
TOTAL S.A. (France)	435	23,847
Vermilion Energy, Inc. (Canada)	735	18,012
Woodside Petroleum Ltd. (Australia)	725	18,135

		253,102

Total Energy		1,325,149

Financials - 3.8%
Banks - 0.3%
Banco Bradesco S.A. (Brazil)	1,400	17,373
Banco do Brasil S.A. (Brazil)	400	5,688
Banco Santander Brasil S.A. (Brazil)	500	6,590
The Bank Of N.T. Butterfield & Son Ltd. (Bermuda)	285	9,989
Bank of the Philippine Islands (Philippines)	2,680	4,691
Bankia S.A. (Spain)	5,700	16,615
Bankinter S.A. (Spain)	2,150	16,788
Barclays plc (United Kingdom)	5,500	11,464
BDO Unibank, Inc. (Philippines)	3,210	8,340
BNP Paribas S.A. (France)	275	12,960
CaixaBank S.A. (Spain)	4,490	16,981
Credit Agricole S.A. (France)	305	3,484
FinecoBank Banca Fineco S.p.A. (Italy)	1,895	20,606
Intesa Sanpaolo S.p.A. (Italy)	3,890	8,901
Itau Unibanco Holding S.A. (Brazil)	1,400	14,886
Itausa - Investimentos Itau S.A. (Brazil)	1,600	5,922
Lloyds Banking Group plc (United Kingdom)	15,545	11,852
Mediobanca Banca di Credito Finanziario S.p.A. (Italy)	1,005	8,758
Metropolitan Bank & Trust Co. (Philippines)	3,680	5,940
Royal Bank of Scotland Group plc (United Kingdom)	3,700	11,737
Societe Generale S.A. (France)	175	5,456

	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
UniCredit S.p.A. (Italy)	763	$8,821

		233,842

Capital Markets - 2.9%
B3 S.A. - Brasil Bolsa Balcao (Brazil)	700	6,040
BlackRock, Inc.	390	161,882
Cboe Global Markets, Inc.	3,550	331,109
The Charles Schwab Corp.	7,450	348,436
CME Group, Inc.	1,800	328,104
Deutsche Boerse AG (Germany)	90	11,983
E*TRADE Financial Corp.	3,470	161,910
Intercontinental Exchange, Inc.	4,440	340,814
Japan Exchange Group, Inc. (Japan)	600	10,565
Julius Baer Group Ltd. (Switzerland)	480	19,292
London Stock Exchange Group plc (United Kingdom)	400	24,056
Moody’s Corp.	2,645	419,259
S&P Global, Inc.	2,230	427,380

		2,590,830

Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc. - Class B*	2,470	507,685

Insurance - 0.0%##
Admiral Group plc (United Kingdom)	320	8,701
AXA S.A. (France)	475	11,015
BB Seguridade Participacoes S.A. (Brazil)	500	4,258
Ping An Insurance Group Co. of China Ltd. - Class H (China)	1,500	14,603

		38,577

Total Financials		3,370,934

Health Care - 7.9%
Biotechnology - 2.3%
BioMarin Pharmaceutical, Inc.*	3,550	348,503
Incyte Corp.*	8,000	644,720
Regeneron Pharmaceuticals, Inc.*	745	319,806
Seattle Genetics, Inc.*	5,635	430,683
Vertex Pharmaceuticals, Inc.*	1,390	265,365

		2,009,077

Health Care Equipment & Supplies - 1.4%
Coloplast A/S - Class B (Denmark)	85	7,765
Getinge AB - Class B (Sweden)	530	5,984
Hoya Corp. (Japan)	200	11,607
Medtronic plc	12,665	1,119,459

3

Investment Portfolio - January 31, 2019

(unaudited)

BLENDED ASSET MODERATE SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies (continued)
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	12,000	$10,054
Smith & Nephew plc (United Kingdom)	875	16,484
Sonova Holding AG (Switzerland)	90	16,891
STERIS plc	115	13,117
Terumo Corp. (Japan)	100	5,709

		1,207,070

Health Care Providers & Services - 0.4%
DaVita, Inc.*	7,340	411,994

Life Sciences Tools & Services - 0.0%##
QIAGEN N.V.*	250	9,258
QIAGEN N.V.*	345	12,742
Tecan Group AG (Switzerland)	25	5,048

		27,048

Pharmaceuticals - 3.8%
Chugai Pharmaceutical Co. Ltd. (Japan)	100	5,905
Johnson & Johnson	7,560	1,006,085
Kalbe Farma Tbk PT (Indonesia)	72,500	8,309
Merck & Co., Inc.	4,390	326,748
Merck KGaA (Germany)	6,430	675,143
Novartis AG - ADR (Switzerland)	13,470	1,178,894
Novartis AG (Switzerland)	335	29,246
Novo Nordisk A/S - Class B (Denmark)	175	8,202
Perrigo Co. plc.	555	25,780
Recordati S.p.A. (Italy)	235	8,516
Roche Holding AG (Switzerland)	110	29,264
Sanofi (France)	225	19,556
UCB S.A. (Belgium)	135	11,698

		3,333,346

Total Health Care		6,988,535

Industrials - 0.8%
Aerospace & Defense - 0.1%
Airbus S.E. (France)	115	13,255
BAE Systems plc (United Kingdom)	3,000	20,182
CAE, Inc. (Canada)	420	8,925
Elbit Systems Ltd. (Israel)	80	9,910
MTU Aero Engines AG (Germany)	40	8,626
Safran S.A. (France)	60	7,883
Thales S.A. (France)	15	1,659

		70,440

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Air Freight & Logistics - 0.4%
FedEx Corp.[1]	1,860	$330,280

Airlines - 0.0%##
Ryanair Holdings plc - ADR (Ireland)*	140	9,940

Building Products - 0.0%##
Cie de Saint-Gobain (France)	115	3,968

Construction & Engineering - 0.0%##
FLSmidth & Co. A/S (Denmark)	50	2,344
Vinci S.A. (France)	345	30,357

		32,701

Electrical Equipment - 0.0%##
Schneider Electric S.E. (France)	130	9,246

Industrial Conglomerates - 0.1%
DMCI Holdings, Inc. (Philippines)	15,200	3,676
Jardine Matheson Holdings Ltd. (Hong Kong)	130	8,696
LT Group, Inc. (Philippines)	12,500	3,725
Siemens AG (Germany)	160	17,568
SM Investments Corp. (Philippines)	435	8,298

		41,963

Machinery - 0.2%
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (South Korea)*	210	7,025
Epiroc AB - Class A (Sweden)*	245	2,353
FANUC Corp. (Japan)	100	17,008
Hyundai Heavy Industries Co. Ltd. (South Korea)*	200	25,029
Hyundai Mipo Dockyard Co. Ltd. (South Korea)	430	24,366
Metso OYJ (Finland)	85	2,501
Samsung Heavy Industries Co. Ltd. (South Korea)*	850	6,982
WEG S.A. (Brazil)	700	3,616
The Weir Group plc (United Kingdom)	1,705	33,741

		122,621

Professional Services - 0.0%##
Experian plc (United Kingdom)	345	8,662
RELX plc (United Kingdom)	390	8,638
Wolters Kluwer N.V. (Netherlands)	140	8,707

		26,007

Road & Rail - 0.0%##
Canadian National Railway Co. (Canada)	100	8,345

4

Investment Portfolio - January 31, 2019

(unaudited)

BLENDED ASSET MODERATE SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Trading Companies & Distributors - 0.0%##
Kanamoto Co. Ltd. (Japan)	400	$11,114

Transportation Infrastructure - 0.0%##
Airports of Thailand PCL (Thailand)	3,800	8,415
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	1,300	7,261
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	80	7,211

		22,887

Total Industrials		689,512

Information Technology - 5.7%
Electronic Equipment, Instruments & Components - 0.1%
Halma plc (United Kingdom)	645	11,863
Hexagon A.B. - Class B (Sweden)	385	18,854

		30,717

IT Services - 3.4%
Amdocs Ltd.	570	31,852
Capgemini SE (France)	30	3,313
InterXion Holding N.V. (Netherlands)*	9,085	545,463
LiveRamp Holdings, Inc.*	11,540	501,298
Mastercard, Inc. - Class A	4,950	1,045,094
Visa, Inc. - Class A	6,620	893,766

		3,020,786

Semiconductors & Semiconductor Equipment - 0.7%
Qorvo, Inc.*[1]	9,800	640,528

Software - 1.5%
Check Point Software Technologies Ltd. (Israel)*	75	8,394
Dassault Systemes S.E. (France)	25	3,133
Microsoft Corp.	8,910	930,471
ServiceNow, Inc.*[1]	1,750	385,035
Sophos Group plc (United Kingdom)[2]	2,990	13,239

		1,340,272

Total Information Technology		5,032,303

Materials - 1.6%
Chemicals - 0.1%
Air Liquide S.A. (France)	105	12,747
Akzo Nobel N.V. (Netherlands)	320	27,542
Mexichem S.A.B. de C.V. (Mexico)	4,000	10,712
Nissan Chemical Corp. (Japan)	500	26,584
OCI N.V. (Netherlands)*	325	6,873

	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Chemicals (continued)
Solvay S.A. (Belgium)	255	$27,762

		112,220

Containers & Packaging - 1.5%
Ball Corp.	16,630	869,416
Sealed Air Corp.	10,800	426,600

		1,296,016

Metals & Mining - 0.0%##
Antofagasta plc (Chile)	440	5,030
First Quantum Minerals Ltd. (Zambia)	545	6,309
Lundin Mining Corp. (Chile)	1,085	4,955

		16,294

Total Materials		1,424,530

Real Estate - 3.2%
Equity Real Estate Investment Trusts (REITS) - 3.1%
Acadia Realty Trust	280	8,043
Agree Realty Corp.	180	11,884
Alexandria Real Estate Equities, Inc.	60	7,903
American Campus Communities, Inc.	285	13,116
American Homes 4 Rent - Class A	1,590	35,155
American Tower Corp.	2,000	345,680
Americold Realty Trust	255	7,477
Apartment Investment & Management Co. - Class A	510	25,255
Apple Hospitality REIT, Inc.	495	8,123
AvalonBay Communities, Inc.	355	68,487
Boston Properties, Inc.	415	54,726
Brandywine Realty Trust	2,375	35,744
British Land Co. plc (United Kingdom)	770	5,799
Camden Property Trust	85	8,241
Chesapeake Lodging Trust	410	11,677
Community Healthcare Trust, Inc.	805	26,581
CoreCivic, Inc.	1,590	31,593
Cousins Properties, Inc.	4,030	35,666
Crown Castle International Corp.	195	22,827
CubeSmart	230	7,118
Digital Realty Trust, Inc.	390	42,253
Equinix, Inc.	1,275	502,350
Equity LifeStyle Properties, Inc.	185	19,588
Equity Residential	775	56,234
Essex Property Trust, Inc.	130	35,256
Extra Space Storage, Inc.	190	18,736

5

Investment Portfolio - January 31, 2019

(unaudited)

BLENDED ASSET MODERATE SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Federal Realty Investment Trust	60	$7,954
First Industrial Realty Trust, Inc.	420	13,742
Getty Realty Corp.	495	15,870
HCP, Inc.	885	27,913
Healthcare Realty Trust, Inc.	745	24,056
Healthcare Trust of America, Inc. - Class A	1,190	33,820
Hibernia REIT plc (Ireland)	8,735	13,137
Host Hotels & Resorts, Inc.	1,140	20,588
Independence Realty Trust, Inc.	1,440	15,048
Invitation Homes, Inc.	1,170	26,313
Jernigan Capital, Inc.	815	17,669
Kimco Realty Corp.	740	12,587
Land Securities Group plc (United Kingdom)	510	5,800
Lexington Realty Trust	1,465	14,079
Liberty Property Trust	665	31,348
Mid-America Apartment Communities, Inc.	225	22,788
National Retail Properties, Inc.	295	15,549
National Storage Affiliates Trust	240	6,984
Physicians Realty Trust	2,025	36,673
Plymouth Industrial REIT, Inc.	450	7,218
Prologis, Inc.	1,065	73,655
Public Storage	205	43,567
Realty Income Corp.	130	8,930
SBA Communications Corp.*	1,800	328,554
Simon Property Group, Inc.	490	89,239
STAG Industrial, Inc.	640	17,645
STORE Capital Corp.	265	8,565
Sun Communities, Inc.	295	32,423
Sunstone Hotel Investors, Inc.	1,065	15,230
Tier REIT, Inc.	1,280	30,080
UDR, Inc.	825	36,094
UMH Properties, Inc.	575	8,067
Unibail-Rodamco-Westfield (France)	185	33,273
Urban Edge Properties	1,255	25,627
Ventas, Inc.	280	18,057
VEREIT, Inc.	2,960	23,917
Vornado Realty Trust	415	29,013
Weingarten Realty Investors	710	20,370
Welltower, Inc.	340	26,347

		2,683,301

Real Estate Management & Development - 0.1%
ADO Properties S.A. (Germany)[2]	120	7,204
Ayala Land, Inc. (Philippines)	11,000	9,398

	SHARES/ PRINCIPAL AMOUNT[3]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Real Estate Management & Development (continued)
Deutsche Wohnen S.E. (Germany)	499	$24,929
Grand City Properties S.A. (Germany)	517	12,863
LEG Immobilien AG (Germany)	170	19,970
SM Prime Holdings, Inc. (Philippines)	15,355	11,259
TAG Immobilien AG (Germany)	485	12,258
Vonovia S.E. (Germany)	490	24,627

		122,508

Total Real Estate		2,805,809

Utilities - 0.1%
Electric Utilities - 0.0%##
Enel Chile S.A. - ADR (Chile)	1,550	8,417
Manila Electric Co. (Philippines)	1,080	7,597

		16,014

Independent Power and Renewable Electricity Producers - 0.0%##
Aboitiz Power Corp. (Philippines)	6,500	4,800
Engie Brasil Energia S.A. (Brazil)	800	9,180

		13,980

Multi-Utilities - 0.0%##
AGL Energy Ltd. (Australia)	785	12,265
Engie S.A. (France)	300	4,809

		17,074

Water Utilities - 0.1%
Guangdong Investment Ltd. (China)	14,000	26,736

Total Utilities		73,804

TOTAL COMMON STOCKS
(Identified Cost $31,647,301)		32,664,255

CORPORATE BONDS - 17.8%

Non-Convertible Corporate Bonds - 17.8%
Communication Services - 1.8%
Diversified Telecommunication Services - 1.3%
AT&T, Inc., 4.25%, 3/1/2027	440,000	445,319
Verizon Communications, Inc., 5.50%, 3/16/2047	600,000	671,381

		1,116,700

Media - 0.5%
Discovery Communications LLC, 5.20%, 9/20/2047	460,000	434,810

6

Investment Portfolio - January 31, 2019

(unaudited)

BLENDED ASSET MODERATE SERIES

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Communication Services (continued)
Wireless Telecommunication Services - 0.0%##
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	60,000	$57,450

Total Communication Services		1,608,960

Consumer Discretionary - 2.0%
Automobiles - 0.5%
General Motors Co.[4], (3 mo. LIBOR US + 0.900%), 3.667%, 9/10/2021	430,000	420,970

Household Durables - 0.3%
Century Communities, Inc., 5.875%, 7/15/2025	58,000	53,361
LGI Homes, Inc.[2], 6.875%, 7/15/2026	45,000	43,312
Meritage Homes Corp., 5.125%, 6/6/2027	25,000	22,430
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	95,000	95,000
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	35,000	33,731
Weekley Homes LLC - Weekley Finance Corp., 6.625%, 8/15/2025	39,000	35,880

		283,714

Internet & Direct Marketing Retail - 0.7%
Booking Holdings, Inc., 3.60%, 6/1/2026	670,000	658,720

Multiline Retail - 0.5%
Macy’s Retail Holdings, Inc., 7.00%, 2/15/2028	200,000	207,780
Macy’s Retail Holdings, Inc., 6.90%, 4/1/2029	200,000	209,965

		417,745

Total Consumer Discretionary		1,781,149

Energy - 3.2%
Energy Equipment & Services - 0.1%
Shelf Drilling Holdings Ltd. (United Arab Emirates)[2], 8.25%, 2/15/2025	35,000	31,762
TerraForm Power Operating, LLC[2], 5.00%, 1/31/2028	25,000	23,219

		54,981

Oil, Gas & Consumable Fuels - 3.1%
American Midstream Partners LP - American Midstream Finance Corp.[2], 9.50%, 12/15/2021	35,000	32,550

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Boardwalk Pipelines LP1, 5.95%, 6/1/2026	630,000	$647,020
Bruin E&P Partners, LLC[2], 8.875%, 8/1/2023	25,000	23,797
DCP Midstream Operating LP2, 5.35%, 3/15/2020	20,000	20,300
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	44,000	42,790
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	55,000	55,825
Genesis Energy LP - Genesis Energy Finance Corp., 5.625%, 6/15/2024	30,000	27,600
Jonah Energy LLC - Jonah Energy Finance Corp.[2], 7.25%, 10/15/2025	60,000	44,400
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	560,000	661,185
Lonestar Resources America, Inc.[2], 11.25%, 1/1/2023	20,000	19,200
Rockies Express Pipeline, LLC[2], 5.625%, 4/15/2020	40,000	40,700
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	670,000	725,989
SemGroup Corp. - Rose Rock Finance Corp., 5.625%, 7/15/2022	20,000	19,000
Southwestern Energy Co.[5], 6.20%, 1/23/2025	46,000	44,620
W&T Offshore, Inc.[2], 9.75%, 11/1/2023	35,000	34,038
The Williams Companies, Inc., 3.75%, 6/15/2027	340,000	330,789

		2,769,803

Total Energy		2,824,784

Financials - 5.8%
Banks - 3.5%
Bank of America Corp., 4.00%, 1/22/2025	660,000	665,187
Citigroup, Inc., 8.125%, 7/15/2039	260,000	379,146
Credit Suisse AG - New York NY (Switzerland), 5.40%, 1/14/2020	420,000	428,655
JPMorgan Chase & Co., 6.30%, 4/23/2019	860,000	866,581
JPMorgan Chase & Co.[6], (3 mo. LIBOR US + 1.000%), 4.023%, 12/5/2024	320,000	327,883

7

Investment Portfolio - January 31, 2019

(unaudited)

BLENDED ASSET MODERATE SERIES

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Santander Holdings USA, Inc., 4.50%, 7/17/2025	440,000	$448,024

		3,115,476

Capital Markets - 1.1%
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025	240,000	242,228
LPL Holdings, Inc.[2], 5.75%, 9/15/2025	30,000	29,499
Morgan Stanley[4], (3 mo. LIBOR US + 1.220%), 3.811%, 5/8/2024	650,000	651,554

		923,281

Consumer Finance - 0.1%
Navient Corp., 7.25%, 9/25/2023	25,000	25,438
SLM Corp., 5.125%, 4/5/2022	40,000	38,800

		64,238

Diversified Financial Services - 0.6%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 4.45%, 10/1/2025	450,000	440,320
Fidelity & Guaranty Life Holdings, Inc.[2], 5.50%, 5/1/2025	20,000	19,250
FS Energy & Power Fund[2], 7.50%, 8/15/2023	40,000	39,750
Oxford Finance, LLC - Oxford Finance Co.- Issuer II, Inc.[2], 6.375%, 12/15/2022	40,000	40,500

		539,820

Insurance - 0.5%
Prudential Financial, Inc.[6], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	420,000	436,800

Total Financials		5,079,615

Health Care - 0.7%
Health Care Providers & Services - 0.7%
DaVita, Inc., 5.00%, 5/1/2025	35,000	33,688
Fresenius Medical Care US Finance II, Inc. (Germany)[2], 5.625%, 7/31/2019	543,000	548,313
MEDNAX, Inc.[2], 6.25%, 1/15/2027	30,000	30,225

Total Health Care		612,226

Industrials - 2.5%
Airlines - 0.1%
Allegiant Travel Co., 5.50%, 7/15/2019	28,000	28,245

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines (continued)
American Airlines Group, Inc.[2], 5.50%, 10/1/2019	100,000	$100,710

		128,955

Commercial Services & Supplies - 0.1%
The ADT Security Corp., 5.25%, 3/15/2020	20,000	20,300
The ADT Security Corp., 4.125%, 6/15/2023	35,000	33,688
Covanta Holding Corp., 6.00%, 1/1/2027	35,000	33,512
W/S Packaging Holdings, Inc.[2], 9.00%, 4/15/2023	40,000	40,200

		127,700

Construction & Engineering - 0.0%##
Tutor Perini Corp.[2], 6.875%, 5/1/2025	44,000	43,517

Industrial Conglomerates - 0.5%
General Electric Co.[6,7], (3 mo. LIBOR US + 3.330%), 5.00%	460,000	402,500

Machinery - 0.7%
CNH Industrial Capital LLC, 3.375%, 7/15/2019	580,000	581,038

Marine - 0.1%
Global Ship Lease, Inc. (United Kingdom)[2], 9.875%, 11/15/2022	50,000	48,562

Trading Companies & Distributors - 0.8%
Aircastle Ltd., 6.25%, 12/1/2019	30,000	30,645
Fortress Transportation & Infrastructure Investors, LLC[2], 6.50%, 10/1/2025	30,000	28,800
International Lease Finance Corp., 6.25%, 5/15/2019	571,000	575,869
Park Aerospace Holdings Ltd. (Ireland)[2], 4.50%, 3/15/2023	42,000	41,212

		676,526

Transportation Infrastructure - 0.2%
Eagle Bulk Shipco, LLC, 8.25%, 11/28/2022	196,000	194,040

Total Industrials		2,202,838

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	43,000	40,850

8

Investment Portfolio - January 31, 2019

(unaudited)

BLENDED ASSET MODERATE SERIES
	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Software - 0.0%##
Nuance Communications, Inc., 5.625%, 12/15/2026	30,000	$29,400

Total Information Technology		70,250

Materials - 0.9%
Chemicals - 0.1%
LSB Industries, Inc.[2], 9.625%, 5/1/2023	40,000	40,700

Metals & Mining - 0.8%
First Quantum Minerals Ltd. (Zambia)[2], 7.25%, 4/1/2023	10,000	9,575
Mountain Province Diamonds, Inc. (Canada)[2], 8.00%, 12/15/2022	60,000	60,600
Northwest Acquisitions ULC - Dominion Finco, Inc.[2], 7.125%, 11/1/2022	60,000	59,772
Southern Copper Corp. (Peru), 5.375%, 4/16/2020	560,000	575,456
Techniplas LLC[2], 10.00%, 5/1/2020	35,000	32,681

		738,084

Total Materials		778,784

Real Estate - 0.5%
Equity Real Estate Investment Trusts (REITS) - 0.5%
American Homes 4 Rent LP, 4.25%, 2/15/2028	240,000	231,174
Greystar Real Estate Partners, LLC[2], 5.75%, 12/1/2025	45,000	44,662
GTP Acquisition Partners I LLC[2] , 2.35%, 6/15/2020	92,000	90,663
iStar, Inc., 5.25%, 9/15/2022	36,000	35,442

Total Real Estate		401,941

Utilities - 0.3%
Gas Utilities - 0.0%##
NGL Energy Partners LP - NGL Energy Finance Corp., 6.125%, 3/1/2025	40,000	36,150

Independent Power and Renewable Electricity Producers - 0.3%
Atlantica Yield plc (Spain)[2], 7.00%, 11/15/2019	250,000	250,625

Total Utilities		286,775

TOTAL CORPORATE BONDS
(Identified Cost $15,830,824)		15,647,322

	SHARES/ PRINCIPAL AMOUNT[3]	VALUE

MUTUAL FUNDS - 0.1%
iShares MSCI Europe Financials ETF	1,980	$35,679
iShares MSCI Thailand ETF	555	50,450

TOTAL MUTUAL FUNDS
(Identified Cost $85,000)		86,129

U.S. TREASURY SECURITIES - 23.7%

U.S. Treasury Bonds - 6.8%
U.S. Treasury Bond, 6.25%, 5/15/2030	637,000	857,361
U.S. Treasury Bond, 4.75%, 2/15/2037	1,341,000	1,717,109
U.S. Treasury Bond, 2.50%, 2/15/2045	1,887,000	1,715,622
U.S. Treasury Bond, 3.00%, 5/15/2047	1,292,000	1,290,385
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	398,982	372,524

Total U.S. Treasury Bonds
(Identified Cost $5,848,695)		5,953,001

U.S. Treasury Notes - 16.9%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	4,329,108	4,271,668
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	380,421	371,756
U.S. Treasury Note, 1.25%, 7/31/2023	3,630,000	3,445,664
U.S. Treasury Note, 2.125%, 5/15/2025	1,750,000	1,710,625
U.S. Treasury Note, 1.625%, 5/15/2026	1,823,000	1,712,196
U.S. Treasury Note, 2.375%, 5/15/2027	1,734,000	1,707,177
U.S. Treasury Note, 2.75%, 2/15/2028	1,695,000	1,712,481

Total U.S. Treasury Notes
(Identified Cost $14,792,636)		14,931,567

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $20,641,331)		20,884,568

ASSET-BACKED SECURITIES - 3.3%
Cazenovia Creek Funding II LLC, Series 2018-1A, Class A2, 3.561%, 7/15/2030	292,355	291,007
Chesapeake Funding II LLC, Series 2017-4A, Class A1[2], 2.12%, 11/15/2029	498,910	491,933

9

Investment Portfolio - January 31, 2019

(unaudited)

BLENDED ASSET MODERATE SERIES
	PRINCIPAL AMOUNT[3]	VALUE

ASSET-BACKED SECURITIES (continued)

Enterprise Fleet Financing LLC, Series 2018-2, Class A2[2], 3.14%, 2/20/2024	500,000	$500,546
Invitation Homes Trust, Series 2017-SFR2, Class A2,4, (1 mo. LIBOR US + 0.850%), 3.358%, 12/17/2036	87,825	86,977
Invitation Homes Trust, Series 2017-SFR2, Class B2,4, (1 mo. LIBOR US + 1.150%), 3.658%, 12/17/2036	65,000	64,723
SoFi Consumer Loan Program LLC, Series 2016-1, Class A2, 3.26%, 8/25/2025	177,785	177,460
SoFi Consumer Loan Program LLC, Series 2016-5, Class A2, 3.06%, 9/25/2028	167,233	166,492
SoFi Professional Loan Program LLC, Series 2016-E, Class A2B2, 2.49%, 1/25/2036	430,000	424,488
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX2, 2.05%, 1/25/2041	56,456	55,944
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX2, 2.84%, 1/25/2041	75,000	73,576
SoFi Professional Loan Program LLC, Series 2018-A, Class A2A2, 2.39%, 2/25/2042	132,843	131,710
Tricon American Homes Trust, Series 2016-SFR1, Class A2, 2.589%, 11/17/2033	228,356	222,233
Tricon American Homes Trust, Series 2017-SFR2, Class A2, 2.928%, 1/17/2036	239,398	231,777

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $2,939,616)		2,918,866

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.3%
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class A2, 3.531%, 10/15/2034	300,000	303,367
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[2,8], 2.50%, 5/25/2043	185,481	175,343
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[2,8], 2.13%, 2/25/2043	124,063	116,986
Credit Suisse Mortgage Capital Trust, Series 2014-IVR3, Class A1[2,8], 3.50%, 7/25/2044	286,227	284,377

	PRINCIPAL AMOUNT[3]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	243,047	$247,674
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[8], 1.271%, 8/25/2020	2,478,233	38,140
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[8], 1.441%, 6/25/2022	1,888,113	77,412
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[8], 0.195%, 4/25/2023	9,804,690	72,886
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	293,531	301,853
Freddie Mac REMICS, Series 4801, Class BA, 4.50%, 5/15/2044	304,760	316,648
FREMF Mortgage Trust, Series 2012-K711, Class B2,8, 3.543%, 8/25/2045	175,000	174,951
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[2], 0.10%, 6/25/2046	24,303,129	78,752
FREMF Mortgage Trust, Series 2014-K37, Class B2,8, 4.559%, 1/15/2047	320,000	337,027
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[2,8], 3.382%, 12/15/2034	372,000	369,851
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	303,515	290,282
JP Morgan Mortgage Trust, Series 2013-2, Class A2[2,8], 3.50%, 5/25/2043	101,564	100,302
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[2,8], 3.00%, 6/25/2029	130,324	129,218
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[2,8], 3.75%, 11/25/2054	103,865	103,810
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[2,8], 3.75%, 8/25/2055	135,191	135,253
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[2,8], 3.75%, 11/25/2056	141,770	141,566
Sequoia Mortgage Trust, Series 2013-2, Class A8, 1.874%, 2/25/2043	113,501	102,314

10

Investment Portfolio - January 31, 2019

(unaudited)

BLENDED ASSET MODERATE SERIES
	PRINCIPAL AMOUNT[3]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust, Series 2013-8, Class A1[8], 3.00%, 6/25/2043		142,491	$138,572
Starwood Retail Property Trust, Series 2014-STAR, Class A2,4, (1 mo. LIBOR US + 1.220%), 3.729%, 11/15/2027		309,578	306,680
Towd Point Mortgage Trust, Series 2016-5, Class A1[2,8], 2.50%, 10/25/2056		248,250	240,801
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[2,8], 3.50%, 3/20/2045		117,169	116,841

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $4,715,142)			4,700,906

FOREIGN GOVERNMENT BONDS - 2.2%
Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	67,000	52,576
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		500,000	495,631
The Korea Development Bank (South Korea), 1.375%, 9/12/2019		500,000	495,203
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	1,338,000	69,709
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	540,000	27,202
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	879,000	43,652
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	169,000	8,263
Province of Ontario (Canada), 1.25%, 6/17/2019		203,000	201,916
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	116,000	86,288
Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019		500,000	495,750

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $1,994,456)			1,976,190

U.S. GOVERNMENT AGENCIES - 8.8%
Mortgage-Backed Securities - 8.8%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		24,430	24,824
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		29,747	30,232
Fannie Mae, Pool #MA3463, 4.00%, 9/1/2033		326,410	336,030

	PRINCIPAL AMOUNT[3]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034	113,589	$ 119,127
Fannie Mae, Pool #MA1903, 4.50%, 5/1/2034	92,902	97,468
Fannie Mae, Pool #745418, 5.50%, 4/1/2036	86,040	93,727
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039	143,565	150,855
Fannie Mae, Pool #AL0152, 6.00%, 6/1/2040	120,883	132,455
Fannie Mae, Pool #AL0241, 4.00%, 4/1/2041	172,536	178,116
Fannie Mae, Pool #AL1410, 4.50%, 12/1/2041	260,651	273,496
Fannie Mae, Pool #AL7068, 4.50%, 9/1/2042	291,784	306,495
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043	145,578	150,281
Fannie Mae, Pool #AS3622, 3.50%, 10/1/2044	598,160	604,520
Fannie Mae, Pool #BD1381, 3.50%, 6/1/2046	146,566	147,702
Fannie Mae, Pool #MA2705, 3.00%, 8/1/2046	228,556	224,637
Fannie Mae, Pool #BJ1323, 3.50%, 11/1/2047	570,861	574,550
Fannie Mae, Pool #CA1720, 5.00%, 5/1/2048	420,074	442,334
Fannie Mae, Pool #CA2056, 4.50%, 7/1/2048	442,236	459,769
Fannie Mae, Pool #BK9366, 4.50%, 8/1/2048	139,144	144,661
Fannie Mae, Pool #CA2219, 5.00%, 8/1/2048	256,663	270,265
Fannie Mae, Pool #MA3527, 5.00%, 11/1/2048	563,852	593,693
Fannie Mae, Pool #AL8674, 5.654%, 1/1/2049	315,240	342,913
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	128,835	135,245
Freddie Mac, Pool #G03926, 6.00%, 2/1/2038	37,122	40,706
Freddie Mac, Pool #G04731, 5.50%, 4/1/2038	37,555	40,561
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	47,099	50,495
Freddie Mac, Pool #G60480, 4.50%, 11/1/2045	663,096	694,068
Freddie Mac, Pool #Q37592, 4.00%, 12/1/2045	303,660	311,847

11

Investment Portfolio - January 31, 2019

(unaudited)

BLENDED ASSET MODERATE SERIES	PRINCIPAL AMOUNT3 / SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #Q45878, 3.00%, 12/1/2046	445,738	$438,298
Freddie Mac, Pool #G08772, 4.50%, 7/1/2047	316,818	330,049

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $7,747,274)		7,739,419

SHORT-TERM INVESTMENT - 1.9%
Dreyfus Government Cash Management, Institutional Shares, 2.30%[9],
(Identified Cost $1,708,533)	1,708,533	1,708,533

VALUE

TOTAL INVESTMENTS IN SECURITIES - 100.2%
(Identified Cost $87,309,477)	$88,326,188

TOTAL OPTIONS WRITTEN - 0.0%##
(Premiums Received $9,683)	(21,675)

TOTAL INVESTMENTS - 100.2%	88,304,513
LIABILITIES, LESS OTHER ASSETS - (0.2%)	(154,576)

NET ASSETS - 100%	$88,149,937

ADR - American Depositary Receipt
CAD - Canadian Dollar
ETF - Exchange-traded fund
IO - Interest only
MXN - Mexican Peso
SGD - Singapore Dollar

EXCHANGE-TRADED OPTIONS WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT (000)[3]	VALUE
Call
ServiceNow, Inc.	7	02/01/2019	$ 202.50	154	$ (12,215)
Alphabet, Inc. - Class C	1	02/15/2019	1,110.00	112	(3,700)
Qorvo, Inc.	21	02/15/2019	67.50	137	(3,780)
Booking Holdings, Inc.	1	03/01/2019	1,970.00	183	(1,980)

TOTAL EXCHANGE-TRADED OPTIONS WRITTEN					$ (21,675)

*Non-income producing security.

## Less than 0.1%.

1A portion of this security is designated as collateral for options contracts written. As of January 31, 2019, the total value of such securities was $3,726,762.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $8,024,953, or 9.1% of the Series’ net assets as of January 31, 2019.

3Amount is stated in USD unless otherwise noted.

4Floating rate security. Rate shown is the rate in effect as of January 31, 2019.

5Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

6Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2019.

7Security is perpetual in nature and has no stated maturity date.

8Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2019.

9Rate shown is the current yield as of January 31, 2019.

12

Investment Portfolio - January 31, 2019

(unaudited)

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2		LEVEL 3
Equity Securities:
Communication Services	$2,601,903	$1,830,208	$771,695	#	$—
Consumer Discretionary	2,746,099	1,957,827	788,272	#	—
Consumer Staples	5,605,677	3,047,002	2,558,675	#	—
Energy	1,325,149	1,159,428	165,721	#	—
Financials	3,370,934	3,097,325	273,609	#	—
Health Care	6,988,535	6,100,412	888,123	#	—
Industrials	689,512	375,578	313,934	#	—
Information Technology	5,032,303	4,981,901	50,402	#	—
Materials	1,424,530	1,317,992	106,538	#	—
Real Estate	2,805,809	2,625,292	180,517	#	—
Utilities	73,804	17,597	56,207	#	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	28,623,987	—	28,623,987		—
Corporate debt:
Communication Services	1,608,960	—	1,608,960		—
Consumer Discretionary	1,781,149	—	1,781,149		—
Energy	2,824,784	—	2,824,784		—
Financials	5,079,615	—	5,079,615		—
Health Care	612,226	—	612,226		—
Industrials	2,202,838	—	2,202,838		—
Information Technology	70,250	—	70,250		—
Materials	778,784	—	778,784		—
Real Estate	401,941	—	401,941		—
Utilities	286,775	—	286,775		—
Asset-backed securities	2,918,866	—	2,918,866		—
Commercial mortgage-backed securities	4,700,906	—	4,700,906		—
Foreign government bonds	1,976,190	—	1,976,190		—
Mutual funds	1,794,662	1,794,662	—		—

Total assets	88,326,188	28,305,224	60,020,964		—

13

Investment Portfolio - January 31, 2019

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Liabilities:
Other financial instruments*:
Equity contracts	$(21,675)	$(19,695)	$(1,980)	$—

Total liabilities	(21,675)	(19,695)	(1,980)	—

Total	$88,304,513	$28,285,529	$60,018,984	$—

#Consists of certain foreign securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

*Other financial instruments are exchange traded options (Level 1 and Level 2).

There were no Level 3 securities held by the Series as of October 31, 2018 or January 31, 2019.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

14

Investment Portfolio - January 31, 2019

(unaudited)

BLENDED ASSET EXTENDED SERIES

	SHARES	VALUE

COMMON STOCKS - 49.4%

Communication Services - 3.9%
Diversified Telecommunication Services - 0.3%
Elisa OYJ (Finland)	400	$16,735
Orange S.A. (France)	745	11,555
Telefonica Brasil S.A. (Brazil)	1,400	18,690
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	65,600	18,308
Zayo Group Holdings, Inc.*[1]	14,500	398,025

		463,313

Entertainment - 0.6%
Electronic Arts, Inc.*	8,250	760,980
NCSoft Corp. (South Korea)*	55	23,160
NetEase, Inc. - ADR (China)	45	11,337
Nexon Co. Ltd. (Japan)*	4,832	73,511
Sea Ltd. - ADR (Thailand)*	1,900	26,619
Toho Co. Ltd. - Tokyo (Japan)	500	18,240
Vivendi S.A. (France)	400	10,200

		924,047

Interactive Media & Services - 2.4%
Alphabet, Inc. - Class A*	660	743,087
Alphabet, Inc. - Class C*[1]	1,000	1,116,370
Tencent Holdings Ltd. - Class H (China)	38,478	1,712,833

		3,572,290

Media - 0.6%
Quebecor, Inc. - Class B (Canada)	18,590	437,603
Shaw Communications, Inc. - Class B (Canada)	21,190	430,267

		867,870

Wireless Telecommunication Services - 0.0%##
Globe Telecom, Inc. (Philippines)	260	10,112

Total Communication Services		5,837,632

Consumer Discretionary - 4.0%
Automobiles - 0.1%
Astra International Tbk PT (Indonesia)	30,938	18,769
Geely Automobile Holdings Ltd. (China)	14,000	23,820
Isuzu Motors Ltd. (Japan)	1,300	19,338
Peugeot S.A. (France)	230	5,786
Renault S.A. (France)	115	8,138
Suzuki Motor Corp. (Japan)	700	36,554

		112,405

Diversified Consumer Services - 0.1%
China Maple Leaf Educational Systems Ltd. (China)	40,000	17,272
China Yuhua Education Corp. Ltd. (China)[2]	62,000	25,083

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Diversified Consumer Services (continued)
Fu Shou Yuan International Group Ltd. (China)	51,000	$41,820
New Oriental Education & Technology Group, Inc. - ADR (China)*	695	53,543
TAL Education Group - ADR (China)*	455	14,119
Wisdom Education International Holdings Co. Ltd. (China)	46,000	18,795

		170,632

Hotels, Restaurants & Leisure - 0.1%
Basic-Fit N.V. (Netherlands)*[2]	850	26,004
Compass Group plc (United Kingdom)	815	17,440
Jollibee Foods Corp. (Philippines)	2,100	12,754
Kangwon Land, Inc. (South Korea)*	585	17,898
Oriental Land Co. Ltd. (Japan)	100	10,253
Restaurant Brands International, Inc. (Canada)	410	25,686
Sodexo S.A. (France)	170	17,697

		127,732

Household Durables - 0.1%
Barratt Developments plc (United Kingdom)	3,685	26,064
Berkeley Group Holdings plc (United Kingdom)	525	25,849
Persimmon plc (United Kingdom)	830	25,892
Taylor Wimpey plc (United Kingdom)	11,920	25,845
Techtronic Industries Co. Ltd. (Hong Kong)	3,000	17,513

		121,163

Internet & Direct Marketing Retail - 2.0%
Alibaba Group Holding Ltd. - ADR (China)*	335	56,444
Amazon.com, Inc.*	400	687,492
Booking Holdings, Inc.*[1]	1,260	2,309,341
Despegar.com Corp. (Argentina)*	890	13,368

		3,066,645

Leisure Products - 0.1%
Bandai Namco Holdings, Inc. (Japan)	800	35,341
Technogym S.p.A. (Italy)[2]	2,315	26,842
Thule Group AB (Sweden)[2]	2,070	42,263
Yamaha Corp. (Japan)	900	39,387

		143,833

1

Investment Portfolio - January 31, 2019

(unaudited)

BLENDED ASSET EXTENDED SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Multiline Retail - 0.0%##
Lojas Americanas S.A. (Brazil)	1,500	$8,666
Lojas Renner S.A. (Brazil)	1,585	19,773
Magazine Luiza S.A. (Brazil)	200	9,820

		38,259

Specialty Retail - 0.7%
Industria de Diseno Textil S.A. (Spain)	35,625	996,543

Textiles, Apparel & Luxury Goods - 0.8%
ANTA Sports Products Ltd. (China)	10,000	51,730
EssilorLuxottica S.A. (France)	95	12,034
Hermes International (France)	15	8,989
Kering S.A. (France)	30	15,046
Li Ning Co. Ltd. (China)*	33,299	40,972
lululemon athletica, Inc.*	7,360	1,087,882
LVMH Moet Hennessy Louis Vuitton SE (France)	120	38,496

		1,255,149

Total Consumer Discretionary		6,032,361

Consumer Staples - 8.6%
Beverages - 5.2%
Ambev S.A. - ADR (Brazil)	171,335	824,121
Ambev S.A. (Brazil)	6,200	29,766
Anheuser-Busch InBev S.A./N.V. (Belgium)	27,520	2,102,614
The Coca-Cola Co.	30,470	1,466,521
Coca-Cola European Partners plc (United Kingdom)	525	24,980
Coca-Cola HBC AG (Switzerland)	800	26,887
Davide Campari-Milano S.p.A. (Italy)	4,085	36,702
Diageo plc (United Kingdom)	41,990	1,602,605
PepsiCo, Inc.	13,250	1,492,878
Pernod Ricard S.A. (France)	95	15,762
Suntory Beverage & Food Ltd. (Japan)	400	17,711
Treasury Wine Estates Ltd. (Australia)	4,645	52,275

		7,692,822

Food & Staples Retailing - 0.1%
Alimentation Couche-Tard, Inc. - Class B (Canada)	505	27,434
Atacadao Distribuicao Comercio e Industria Ltda. (Brazil)	1,600	8,769
Koninklijke Ahold Delhaize N.V. (Netherlands)	955	25,160
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	800	24,714
Metro, Inc. (Canada)	710	25,813

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Food & Staples Retailing (continued)
Puregold Price Club, Inc. (Philippines)*	9,100	$7,951
Robinsons Retail Holdings, Inc. (Philippines)	4,880	8,241

		128,082

Food Products - 2.4%
Chocoladefabriken Lindt & Spruengli
AG (Switzerland)	2	12,717
Danone S.A. (France)	1,005	73,135
Kerry Group plc - Class A (Ireland)	480	49,364
Kikkoman Corp. (Japan)	700	37,240
Mondelez International, Inc. - Class A	35,850	1,658,421
Nestle S.A. (Switzerland)	18,750	1,634,698
Universal Robina Corp. (Philippines)	6,910	19,652
Yakult Honsha Co. Ltd. (Japan)	200	13,348

		3,498,575

Household Products - 0.0%##
Lion Corp. (Japan)	1,300	27,093

Personal Products - 0.9%
Beiersdorf AG (Germany)	360	36,037
L’Oreal S.A. (France)	100	24,102
Unilever plc - ADR (United Kingdom)	25,085	1,319,471

		1,379,610

Tobacco - 0.0%##
British American Tobacco plc - ADR
(United Kingdom)	665	23,461
KT&G Corp. (South Korea)*	180	16,028

		39,489

Total Consumer Staples		12,765,671

Energy - 1.9%
Energy Equipment & Services - 1.5%
Core Laboratories N.V.	415	27,996
Diamond Offshore Drilling, Inc.*	18,830	205,812
Halliburton Co.	29,430	922,925
Schlumberger Ltd.[1]	19,840	877,126
Transocean Ltd.*	34,540	296,008

		2,329,867

Oil, Gas & Consumable Fuels - 0.4%
Cameco Corp. (Canada)[1]	1,930	23,392
China Petroleum & Chemical Corp. - Class H (China)	68,000	56,861
Eni S.p.A. (Italy)	3,245	55,022
Equinor ASA (Norway)	2,325	53,164
Galp Energia SGPS S.A. (Portugal)	3,170	49,530

2

Investment Portfolio - January 31, 2019

(unaudited)

BLENDED ASSET EXTENDED SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Repsol S.A. (Spain)	3,338	$58,589
Royal Dutch Shell plc - Class B - ADR (Netherlands)[1]	1,270	79,756
Suncor Energy, Inc. (Canada)	1,730	55,799
TOTAL S.A. (France)	965	52,902
Vermilion Energy, Inc. (Canada)	1,815	44,479
Woodside Petroleum Ltd. (Australia)	1,715	42,898

		572,392

Total Energy		2,902,259

Financials - 5.1%
Banks - 0.3%
Banco Bradesco S.A. (Brazil)	2,300	28,542
Banco do Brasil S.A. (Brazil)	1,100	15,641
Banco Santander Brasil S.A. (Brazil)	1,100	14,498
The Bank Of N.T. Butterfield & Son Ltd. (Bermuda)	695	24,360
Bank of the Philippine Islands (Philippines)	6,010	10,520
Bankia S.A. (Spain)	12,825	37,384
Bankinter S.A. (Spain)	4,660	36,386
Barclays plc (United Kingdom)	12,375	25,794
BDO Unibank, Inc. (Philippines)	7,200	18,707
BNP Paribas S.A. (France)	595	28,040
CaixaBank S.A. (Spain)	10,375	39,238
Credit Agricole S.A. (France)	680	7,767
FinecoBank Banca Fineco S.p.A. (Italy)	4,460	48,498
Intesa Sanpaolo S.p.A. (Italy)	8,365	19,140
Itau Unibanco Holding S.A. (Brazil)	2,550	27,114
Itausa - Investimentos Itau S.A. (Brazil)	4,000	14,806
Lloyds Banking Group plc (United Kingdom)	34,980	26,667
Mediobanca Banca di Credito Finanziario S.p.A. (Italy)	2,175	18,955
Metropolitan Bank & Trust Co. (Philippines)	8,270	13,349
Royal Bank of Scotland Group plc (United Kingdom)	8,330	26,424
Societe Generale S.A. (France)	380	11,848
UniCredit S.p.A. (Italy)	1,628	18,820

		512,498

Capital Markets - 3.9%
B3 S.A. - Brasil Bolsa Balcao (Brazil)	1,800	15,531
BlackRock, Inc.	910	377,723
Cboe Global Markets, Inc.	7,410	691,131

	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Capital Markets (continued)
The Charles Schwab Corp.	16,730	$782,462
CME Group, Inc.	3,990	727,297
Deutsche Boerse AG (Germany)	210	27,961
E*TRADE Financial Corp.	7,790	363,481
Intercontinental Exchange, Inc.	10,020	769,135
Japan Exchange Group, Inc. (Japan)	1,500	26,413
Julius Baer Group Ltd. (Switzerland)	1,175	47,226
London Stock Exchange Group plc (United Kingdom)	915	55,029
Moody’s Corp.	5,960	944,720
S&P Global, Inc.	5,030	964,000

		5,792,109

Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc. - Class B*	5,630	1,157,190

Insurance - 0.1%
Admiral Group plc (United Kingdom)	670	18,219
AXA S.A. (France)	1,010	23,422
BB Seguridade Participacoes S.A. (Brazil)	1,300	11,071
Ping An Insurance Group Co. of China Ltd. - Class H (China)	4,000	38,942

		91,654

Total Financials		7,553,451

Health Care - 10.5%
Biotechnology - 3.0%
BioMarin Pharmaceutical, Inc.*	7,880	773,580
Incyte Corp.*	18,025	1,452,635
Regeneron Pharmaceuticals, Inc.*	1,705	731,905
Seattle Genetics, Inc.*	12,695	970,279
Vertex Pharmaceuticals, Inc.*	3,110	593,730

		4,522,129

Health Care Equipment & Supplies - 1.8%
Coloplast A/S - Class B (Denmark)	195	17,813
Getinge AB - Class B (Sweden)	1,190	13,437
Hoya Corp. (Japan)	400	23,215
Medtronic plc[1]	28,750	2,541,212
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	28,000	23,460
Smith & Nephew plc (United Kingdom)	1,840	34,663
Sonova Holding AG (Switzerland)	200	37,535
STERIS plc	240	27,374
Terumo Corp. (Japan)	300	17,128

		2,735,837

3

Investment Portfolio - January 31, 2019

(unaudited)

BLENDED ASSET EXTENDED SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services - 0.6%
DaVita, Inc.*	16,620	$932,881

Life Sciences Tools & Services - 0.1%
QIAGEN N.V.*	610	22,588
QIAGEN N.V.*	850	31,394
Tecan Group AG (Switzerland)	65	13,126

		67,108

Pharmaceuticals - 5.0%
Chugai Pharmaceutical Co. Ltd. (Japan)	300	17,714
Johnson & Johnson	17,130	2,279,660
Kalbe Farma Tbk PT (Indonesia)	162,800	18,658
Merck & Co., Inc.	9,820	730,903
Merck KGaA (Germany)	13,720	1,440,584
Novartis AG - ADR (Switzerland)	30,740	2,690,365
Novartis AG (Switzerland)	710	61,984
Novo Nordisk A/S - Class B (Denmark)	370	17,340
Perrigo Co. plc.	885	41,108
Recordati S.p.A. (Italy)	525	19,024
Roche Holding AG (Switzerland)	250	66,509
Sanofi (France)	455	39,548
UCB S.A. (Belgium)	295	25,563

		7,448,960

Total Health Care		15,706,915

Industrials - 1.1%
Aerospace & Defense - 0.1%
Airbus S.E. (France)	285	32,849
BAE Systems plc (United Kingdom)	6,695	45,040
CAE, Inc. (Canada)	930	19,761
Elbit Systems Ltd. (Israel)	145	17,961
MTU Aero Engines AG (Germany)	95	20,486
Safran S.A. (France)	145	19,051
Thales S.A. (France)	40	4,424

		159,572

Air Freight & Logistics - 0.5%
FedEx Corp.	4,330	768,878

Airlines - 0.0%##
Ryanair Holdings plc - ADR (Ireland)*	305	21,655

Building Products - 0.0%##
Cie de Saint-Gobain (France)	225	7,764

Commercial Services & Supplies - 0.0%##
Secom Co. Ltd. (Japan)	200	16,744

Construction & Engineering - 0.1%
FLSmidth & Co. A/S (Denmark)	115	5,390

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Construction & Engineering (continued)
Vinci S.A. (France)	760	$66,873

		72,263

Electrical Equipment - 0.0%##
Schneider Electric S.E. (France)	255	18,136

Industrial Conglomerates - 0.1%
DMCI Holdings, Inc. (Philippines)	34,200	8,271
Jardine Matheson Holdings Ltd. (Hong Kong)	250	16,724
LT Group, Inc. (Philippines)	28,000	8,344
Siemens AG (Germany)	325	35,684
SM Investments Corp. (Philippines)	980	18,695

		87,718

Machinery - 0.2%
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (South Korea)*	475	15,891
Epiroc AB – Class A (Sweden)*	590	5,665
FANUC Corp. (Japan)	200	34,016
Hyundai Heavy Industries Co. Ltd. (South Korea)*	440	55,063
Hyundai Mipo Dockyard Co. Ltd. (South Korea)	970	54,966
Metso OYJ (Finland)	205	6,031
Samsung Heavy Industries Co. Ltd. (South Korea)*	1,895	15,566
WEG S.A. (Brazil)	1,700	8,782
The Weir Group plc (United Kingdom)	4,045	80,049

		276,029

Professional Services - 0.0%##
Experian plc (United Kingdom)	710	17,826
RELX plc (United Kingdom)	830	18,384
Wolters Kluwer N.V. (Netherlands)	290	18,035

		54,245

Road & Rail - 0.0%##
Canadian National Railway Co. (Canada)	225	18,776

Trading Companies & Distributors - 0.0%##
Kanamoto Co. Ltd. (Japan)	900	25,006

Transportation Infrastructure - 0.1%
Airports of Thailand PCL (Thailand)	8,500	18,824
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	3,300	18,433

4

Investment Portfolio - January 31, 2019

(unaudited)

BLENDED ASSET EXTENDED SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Transportation Infrastructure (continued)
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	195	$17,577

		54,834

Total Industrials		1,581,620

Information Technology - 8.0%
Electronic Equipment, Instruments & Components - 0.1%
Halma plc (United Kingdom)	1,425	26,208
Hexagon A.B. - Class B (Sweden)	800	39,177
Keyence Corp. (Japan)	200	102,923

		168,308

IT Services - 4.7%
Amdocs Ltd.	1,290	72,085
Capgemini SE (France)	75	8,283
InterXion Holding N.V. (Netherlands)*[1]	22,165	1,330,787
LiveRamp Holdings, Inc.*	27,000	1,172,880
Mastercard, Inc. - Class A	11,560	2,440,663
Visa, Inc. - Class A	15,240	2,057,552

		7,082,250

Semiconductors & Semiconductor Equipment - 1.1%
Qorvo, Inc.*[1]	24,600	1,607,856

Software – 2.1%
Check Point Software Technologies Ltd. (Israel)*	170	19,026
Dassault Systemes S.E. (France)	65	8,147
Microsoft Corp.	20,870	2,179,454
ServiceNow, Inc.*[1]	3,840	844,877
Sophos Group plc (United Kingdom)[2]	6,745	29,866

		3,081,370

Total Information Technology		11,939,784

Materials - 2.2%
Chemicals - 0.2%
Air Liquide S.A. (France)	175	21,245
Akzo Nobel N.V. (Netherlands)	707	60,821
Givaudan S.A. (Switzerland)	5	12,130
Mexichem S.A.B. de C.V. (Mexico)	8,700	23,299
Nissan Chemical Corp. (Japan)	600	31,901
OCI N.V. (Netherlands)*	725	15,332
Solvay S.A. (Belgium)	580	63,144

		227,872

Containers & Packaging - 2.0%
Ball Corp.	38,120	1,992,914

	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Containers & Packaging (continued)
Sealed Air Corp.	25,080	$990,660

		2,983,574

Metals & Mining - 0.0%##
Antofagasta plc (Chile)	1,070	12,232
First Quantum Minerals Ltd. (Zambia)	1,330	15,396
Lundin Mining Corp. (Chile)	2,625	11,987

		39,615

Total Materials		3,251,061

Real Estate - 4.0%
Equity Real Estate Investment Trusts (REITS) - 3.8%
Acadia Realty Trust	570	16,376
Agree Realty Corp.	335	22,120
Alexandria Real Estate Equities, Inc.	130	17,122
American Campus Communities, Inc.	550	25,311
American Homes 4 Rent - Class A	3,105	68,652
American Tower Corp.	4,620	798,521
Americold Realty Trust	530	15,540
Apartment Investment & Management Co. - Class A	1,005	49,768
Apple Hospitality REIT, Inc.	940	15,425
AvalonBay Communities, Inc.	690	133,115
Boston Properties, Inc.	795	104,837
Brandywine Realty Trust	4,325	65,091
British Land Co. plc (United Kingdom)	1,730	13,032
Camden Property Trust	165	15,997
Chesapeake Lodging Trust	815	23,211
Community Healthcare Trust, Inc.	1,580	52,172
CoreCivic, Inc.	2,315	45,999
Cousins Properties, Inc.	7,905	69,959
Crown Castle International Corp.	385	45,068
CubeSmart	440	13,618
Digital Realty Trust, Inc.	765	82,880
Equinix, Inc.	3,025	1,191,850
Equity LifeStyle Properties, Inc.	360	38,117
Equity Residential	1,510	109,566
Essex Property Trust, Inc.	250	67,800
Extra Space Storage, Inc.	365	35,993
Federal Realty Investment Trust	125	16,571
First Industrial Realty Trust, Inc.	845	27,648
Getty Realty Corp.	965	30,938
HCP, Inc.	1,755	55,353
Healthcare Realty Trust, Inc.	1,475	47,628
Healthcare Trust of America, Inc. - Class A	2,345	66,645

5

Investment Portfolio - January 31, 2019

(unaudited)

BLENDED ASSET EXTENDED SERIES

	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Hibernia REIT plc (Ireland)	16,880	$25,388
Host Hotels & Resorts, Inc.	2,220	40,093
Independence Realty Trust, Inc.	2,895	30,253
Invitation Homes, Inc.	2,322	52,222
Jernigan Capital, Inc.	1,615	35,013
Kimco Realty Corp.	1,470	25,005
Land Securities Group plc (United Kingdom)	1,140	12,964
Lexington Realty Trust	2,910	27,965
Liberty Property Trust	1,320	62,225
Mid-America Apartment Communities, Inc.	450	45,576
National Retail Properties, Inc.	600	31,626
National Storage Affiliates Trust	490	14,259
Physicians Realty Trust	3,980	72,078
Plymouth Industrial REIT, Inc.	863	13,843
Prologis, Inc.	2,050	141,778
Public Storage	390	82,883
Realty Income Corp.	270	18,546
SBA Communications Corp.*	4,450	812,258
Simon Property Group, Inc.	950	173,014
STAG Industrial, Inc.	1,290	35,565
STORE Capital Corp.	545	17,614
Sun Communities, Inc.	590	64,847
Sunstone Hotel Investors, Inc.	2,015	28,814
Tier REIT, Inc.	2,530	59,455
UDR, Inc.	1,625	71,094
UMH Properties, Inc.	1,180	16,555
Unibail-Rodamco-Westfield (France)	390	70,142
Urban Edge Properties	2,165	44,209
Ventas, Inc.	545	35,147
VEREIT, Inc.	5,870	47,430
Vornado Realty Trust	745	52,083
Weingarten Realty Investors	1,390	39,879
Welltower, Inc.	650	50,368

		5,732,114

Real Estate Management & Development - 0.2%
ADO Properties S.A. (Germany)[2]	235	14,107
Ayala Land, Inc. (Philippines)	24,800	21,189
Deutsche Wohnen S.E. (Germany)	1,124	56,152
Grand City Properties S.A. (Germany)	1,180	29,359
LEG Immobilien AG (Germany)	360	42,290
SM Prime Holdings, Inc. (Philippines)	34,455	25,263
TAG Immobilien AG (Germany)	1,110	28,054

	SHARES/
	PRINCIPAL
	AMOUNT[3]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Real Estate Management & Development (continued)
Vonovia S.E. (Germany)	1,150	$57,797

		274,211

Total Real Estate		6,006,325

Utilities - 0.1%
Electric Utilities - 0.0%##
Enel Chile S.A. - ADR (Chile)	3,475	18,869
Manila Electric Co. (Philippines)	2,290	16,109

		34,978

Independent Power and Renewable Electricity Producers - 0.0%
Aboitiz Power Corp. (Philippines)	14,700	10,856
Engie Brasil Energia S.A. (Brazil)	1,950	22,375

		33,231

Multi-Utilities - 0.1%
AGL Energy Ltd. (Australia)	1,765	27,578
Engie S.A. (France)	685	10,981

		38,559

Water Utilities - 0.0%##
Guangdong Investment Ltd. (China)	18,000	34,374

Total Utilities		141,142

TOTAL COMMON STOCKS (Identified Cost $71,886,135)		73,718,221

CORPORATE BONDS - 15.0%

Non-Convertible Corporate Bonds - 15.0%
Communication Services - 1.5%
Diversified Telecommunication Services - 1.0%
AT&T, Inc., 4.25%, 3/1/2027	610,000	617,373
Verizon Communications, Inc., 5.50%, 3/16/2047	830,000	928,744

		1,546,117

Media - 0.4%
Discovery Communications LLC, 5.20%, 9/20/2047	650,000	614,406

Wireless Telecommunication Services - 0.1%
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	105,000	100,538
Inmarsat Finance plc (United Kingdom)[2], 4.875%, 5/15/2022	40,000	38,700

		139,238

Total Communication Services		2,299,761

6

Investment Portfolio - January 31, 2019

(unaudited)

BLENDED ASSET EXTENDED SERIES

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary - 1.7%
Automobiles - 0.4%
General Motors Co.[4], (3 mo. LIBOR US + 0.900%), 3.667%, 9/10/2021	590,000	$577,610

Household Durables - 0.3%
Century Communities, Inc., 5.875%, 7/15/2025	110,000	101,200
LGI Homes, Inc.[2], 6.875%, 7/15/2026	75,000	72,188
Meritage Homes Corp., 5.125%, 6/6/2027	45,000	40,373
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	165,000	165,000
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	60,000	57,825
Weekley Homes LLC - Weekley Finance Corp., 6.625%, 8/15/2025	70,000	64,400

		500,986

Internet & Direct Marketing Retail - 0.6%
Booking Holdings, Inc., 3.60%, 6/1/2026	930,000	914,343

Multiline Retail - 0.4%
Macy’s Retail Holdings, Inc., 7.00%, 2/15/2028	280,000	290,892
Macy’s Retail Holdings, Inc., 6.90%, 4/1/2029	280,000	293,951

		584,843

Total Consumer Discretionary		2,577,782

Energy - 2.7%
Energy Equipment & Services - 0.1%
Shelf Drilling Holdings Ltd. (United Arab Emirates)[2], 8.25%, 2/15/2025	60,000	54,450
TerraForm Power Operating, LLC[2], 5.00%, 1/31/2028	40,000	37,150

		91,600

Oil, Gas & Consumable Fuels - 2.6%
American Midstream Partners LP - American Midstream Finance Corp.[2], 9.50%, 12/15/2021	65,000	60,450
Boardwalk Pipelines LP, 5.95%, 6/1/2026	870,000	893,503
Bruin E&P Partners, LLC[2], 8.875%, 8/1/2023	40,000	38,075
DCP Midstream Operating LP2, 5.35%, 3/15/2020	40,000	40,600

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	78,000	$75,855
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	95,000	96,425
Genesis Energy LP - Genesis Energy Finance Corp., 5.625%, 6/15/2024	50,000	46,000
Jonah Energy LLC - Jonah Energy Finance Corp.[2], 7.25%, 10/15/2025	105,000	77,700
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	790,000	932,744
Lonestar Resources America, Inc.[2], 11.25%, 1/1/2023	35,000	33,600
Rockies Express Pipeline, LLC[2], 5.625%, 4/15/2020	75,000	76,312
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	840,000	910,195
SemGroup Corp. - Rose Rock Finance Corp., 5.625%, 7/15/2022	35,000	33,250
Southwestern Energy Co.[5], 6.20%, 1/23/2025	56,000	54,320
W&T Offshore, Inc.[2], 9.75%, 11/1/2023	60,000	58,350
The Williams Companies, Inc., 3.75%, 6/15/2027	480,000	466,996

		3,894,375

Total Energy		3,985,975

Financials - 4.8%
Banks - 2.9%
Bank of America Corp., 4.00%, 1/22/2025	920,000	927,231
Citigroup, Inc., 8.125%, 7/15/2039	320,000	466,641
Credit Suisse AG - New York NY (Switzerland), 5.40%, 1/14/2020	710,000	724,630
JPMorgan Chase & Co., 6.30%, 4/23/2019	1,130,000	1,138,648
JPMorgan Chase & Co.[6], (3 mo. LIBOR US + 1.000%), 4.023%, 12/5/2024	450,000	461,086
Santander Holdings USA, Inc., 4.50%, 7/17/2025	610,000	621,124

		4,339,360

Capital Markets - 0.9%
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025	310,000	312,878

7

Investment Portfolio - January 31, 2019

(unaudited)

BLENDED ASSET EXTENDED SERIES

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
LPL Holdings, Inc.[2], 5.75%, 9/15/2025	50,000	$49,165
Morgan Stanley[4], (3 mo. LIBOR US + 1.220%), 3.811%, 5/8/2024	910,000	912,175

		1,274,218

Consumer Finance - 0.1%
Navient Corp., 7.25%, 9/25/2023	40,000	40,700
SLM Corp., 5.125%, 4/5/2022	75,000	72,750

		113,450

Diversified Financial Services - 0.5%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 4.45%, 10/1/2025	620,000	606,664
Fidelity & Guaranty Life Holdings, Inc.[2], 5.50%, 5/1/2025	35,000	33,688
FS Energy & Power Fund[2], 7.50%, 8/15/2023	70,000	69,563
Oxford Finance, LLC - Oxford Finance Co.- Issuer II, Inc.[2], 6.375%, 12/15/2022	70,000	70,875

		780,790

Insurance - 0.4%
Prudential Financial, Inc.[6], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	590,000	613,600

Total Financials		7,121,418

Health Care - 0.1%
Health Care Providers & Services - 0.1%
DaVita, Inc., 5.00%, 5/1/2025	65,000	62,563
MEDNAX, Inc.[2], 6.25%, 1/15/2027	50,000	50,375

Total Health Care		112,938

Industrials - 2.2%
Airlines - 0.2%
Allegiant Travel Co., 5.50%, 7/15/2019	50,000	50,438
American Airlines Group, Inc.[2], 5.50%, 10/1/2019	175,000	176,243

		226,681

Commercial Services & Supplies - 0.1%
The ADT Security Corp., 5.25%, 3/15/2020	40,000	40,600
The ADT Security Corp., 4.125%, 6/15/2023	60,000	57,750
Covanta Holding Corp., 6.00%, 1/1/2027	60,000	57,450

	PRINCIPAL AMOUNT[3]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Commercial Services & Supplies (continued)
W/S Packaging Holdings, Inc.[2], 9.00%, 4/15/2023	60,000	$60,300

		216,100

Construction & Engineering - 0.1%
Tutor Perini Corp.[2], 6.875%, 5/1/2025	79,000	78,133

Industrial Conglomerates - 0.4%
General Electric Co.[6,7], (3 mo. LIBOR US + 3.330%), 5.00%	620,000	542,500

Machinery - 0.5%
CNH Industrial Capital LLC, 3.375%, 7/15/2019	770,000	771,377

Marine - 0.2%
Borealis Finance, LLC[2], 7.50%, 11/16/2022	200,000	189,500
Global Ship Lease, Inc. (United Kingdom)[2], 9.875%, 11/15/2022	100,000	97,125

		286,625

Trading Companies & Distributors - 0.6%
Aircastle Ltd., 6.25%, 12/1/2019	50,000	51,075
Fortress Transportation & Infrastructure Investors, LLC[2], 6.50%, 10/1/2025	60,000	57,600
International Lease Finance Corp., 6.25%, 5/15/2019	777,000	783,625
Park Aerospace Holdings Ltd. (Ireland)[2], 4.50%, 3/15/2023	74,000	72,612

		964,912

Transportation Infrastructure - 0.1%
Eagle Bulk Shipco, LLC, 8.25%, 11/28/2022	196,000	194,040

Total Industrials		3,280,368

Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Corp. - Broadcom Cayman Finance Ltd., 2.375%, 1/15/2020	730,000	724,348
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	78,000	74,100

		798,448

Software - 0.1%
Nuance Communications, Inc., 5.625%, 12/15/2026	55,000	53,900

Total Information Technology		852,348

8

Investment Portfolio - January 31, 2019

(unaudited)

BLENDED ASSET EXTENDED SERIES
	PRINCIPAL
	AMOUNT3/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials - 0.7%
Chemicals - 0.0%##
LSB Industries, Inc.[2], 9.625%, 5/1/2023	70,000	$71,225

Metals & Mining - 0.7%
First Quantum Minerals Ltd. (Zambia)[2], 7.25%, 4/1/2023	20,000	19,150
Mountain Province Diamonds, Inc. (Canada)[2], 8.00%, 12/15/2022	100,000	101,000
Northwest Acquisitions ULC - Dominion Finco, Inc.[2], 7.125%, 11/1/2022	100,000	99,620
Southern Copper Corp. (Peru), 5.375%, 4/16/2020	750,000	770,700
Techniplas LLC[2], 10.00%, 5/1/2020	60,000	56,025

		1,046,495

Total Materials		1,117,720

Real Estate - 0.4%
Equity Real Estate Investment Trusts (REITS) - 0.4%
American Homes 4 Rent LP, 4.25%, 2/15/2028	310,000	298,599
Greystar Real Estate Partners, LLC[2], 5.75%, 12/1/2025	75,000	74,438
GTP Acquisition Partners I LLC[2], 2.35%, 6/15/2020	123,000	121,212
iStar, Inc., 5.25%, 9/15/2022	57,000	56,116

Total Real Estate		550,365

Utilities - 0.3%
Gas Utilities - 0.0%##
NGL Energy Partners LP - NGL Energy Finance Corp., 6.125%, 3/1/2025	65,000	58,744

Independent Power and Renewable Electricity Producers - 0.3%
Atlantica Yield plc (Spain)[2], 7.00%, 11/15/2019	204,000	204,510
Drax Finco plc (United Kingdom)[2], 6.625%, 11/1/2025	200,000	199,000

Total Utilities		462,254

TOTAL CORPORATE BONDS (Identified Cost $22,642,755)		22,360,929

MUTUAL FUNDS - 0.1%
iShares MSCI Europe Financials ETF	4,500	81,090
iShares MSCI Thailand ETF	1,164	105,808

TOTAL MUTUAL FUNDS (Identified Cost $185,496)		186,898

	PRINCIPAL
	AMOUNT[3]	VALUE

U.S. TREASURY SECURITIES - 18.5%

U.S. Treasury Bonds - 6.7%
U.S. Treasury Bond, 6.25%, 5/15/2030	1,066,000	$1,434,769
U.S. Treasury Bond, 4.75%, 2/15/2037	2,251,000	2,882,335
U.S. Treasury Bond, 2.50%, 2/15/2045	3,167,000	2,879,372
U.S. Treasury Bond, 3.00%, 5/15/2047	2,160,000	2,157,300
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	757,140	706,930

Total U.S. Treasury Bonds (Identified Cost $9,880,654)		10,060,706

U.S. Treasury Notes - 11.8%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	4,222,021	4,166,002
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	695,656	679,811
U.S. Treasury Note, 2.00%, 7/31/2022	1,000	985
U.S. Treasury Note, 2.125%, 7/31/2024	5,630,000	5,530,595
U.S. Treasury Note, 1.625%, 5/15/2026	3,061,000	2,874,949
U.S. Treasury Note, 2.375%, 5/15/2027	2,931,000	2,885,661
U.S. Treasury Note, 2.75%, 2/15/2028	1,420,000	1,434,644

Total U.S. Treasury Notes (Identified Cost $17,405,277)		17,572,647

TOTAL U.S. TREASURY SECURITIES (Identified Cost $27,285,931)		27,633,353

ASSET-BACKED SECURITIES - 2.9%
Cazenovia Creek Funding II LLC, Series 2018-1A, Class A2, 3.561%, 7/15/2030	430,179	428,195
Chesapeake Funding II LLC, Series 2017-4A, Class A1[2], 2.12%, 11/15/2029	416,413	410,590
CNH Equipment Trust, Series 2019-A, Class A1, 2.753%, 2/28/2020	500,000	500,059
Invitation Homes Trust, Series 2017-SFR2, Class A2,4, (1 mo. LIBOR US + 0.850%), 3.358%, 12/17/2036	161,013	159,458

9

Investment Portfolio - January 31, 2019

(unaudited)

BLENDED ASSET EXTENDED SERIES
	PRINCIPAL AMOUNT[3]	VALUE

ASSET-BACKED SECURITIES (continued)

Invitation Homes Trust, Series 2017-SFR2, Class B2,4, (1 mo. LIBOR US + 1.150%), 3.658%, 12/17/2036	120,000	$119,488
Oxford Finance Funding LLC, Series 2019-1A, Class A2[2], 4.459%, 2/15/2027	600,000	600,000
SoFi Consumer Loan Program LLC, Series 2016-2, Class A2, 3.09%, 10/27/2025	222,050	221,494
SoFi Professional Loan Program LLC, Series 2017-C, Class A2A2, 1.75%, 7/25/2040	636,349	631,830
SoFi Professional Loan Program LLC, Series 2018-C, Class A1FX2, 3.08%, 1/25/2048	614,340	614,100
Tax Ease Funding LLC, Series 2016-1A, Class A2, 3.131%, 6/15/2028	73,998	73,366
Tricon American Homes Trust, Series 2016-SFR1, Class A2, 2.589%, 11/17/2033	320,691	312,092
Tricon American Homes Trust, Series 2017-SFR2, Class A2, 2.928%, 1/17/2036	299,247	289,721

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $4,385,888)		4,360,393

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.9%
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[2,8], 2.50%, 5/25/2043	217,843	205,937
Credit Suisse Mortgage Capital Trust, Series 2014-IVR3, Class A1[2,8], 3.50%, 7/25/2044	374,297	371,877
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	301,378	307,116
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[8], 1.302%, 12/25/2021	5,904,466	181,465
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	372,108	382,657
Freddie Mac REMICS, Series 4801, Class BA, 4.50%, 5/15/2044	382,087	396,991
FREMF Mortgage Trust, Series 2014-K41, Class B2,8, 3.832%, 11/25/2047	485,000	490,241
FREMF Mortgage Trust, Series 2014-K715, Class B2,8, 3.978%, 2/25/2046	471,000	477,968

	PRINCIPAL AMOUNT[3]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[2,8], 3.382%, 12/15/2034		565,000	$561,736
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056		487,463	466,210
JP Morgan Mortgage Trust, Series 2013-2, Class A2[2,8], 3.50%, 5/25/2043		119,566	118,081
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[2,8], 3.00%, 6/25/2029		192,256	190,624
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[2,8], 3.75%, 11/25/2054		138,033	137,960
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[2,8], 3.75%, 8/25/2055		211,549	211,644
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[2,8], 3.75%, 11/25/2056		214,903	214,595
Sequoia Mortgage Trust, Series 2013-2, Class A8, 1.874%, 2/25/2043		149,337	134,617
Sequoia Mortgage Trust, Series 2013-8, Class A1[8], 3.00%, 6/25/2043		169,763	165,095
Starwood Retail Property Trust, Series 2014-STAR, Class A2,4, (1 mo. LIBOR US + 1.220%), 3.729%, 11/15/2027		365,700	362,277
Towd Point Mortgage Trust, Series 2016-5, Class A1[2,8], 2.50%, 10/25/2056		371,706	360,552
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[2,8], 3.50%, 3/20/2045		136,618	136,236

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $5,882,130)			5,873,879

FOREIGN GOVERNMENT BONDS - 1.8%
Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	102,000	80,041
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		500,000	495,631
The Korea Development Bank (South Korea), 1.375%, 9/12/2019		900,000	891,365
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	MXN	2,087,000	108,732
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	MXN	888,000	44,731

10

Investment Portfolio - January 31, 2019

(unaudited)

BLENDED ASSET EXTENDED SERIES
	PRINCIPAL AMOUNT[3]		VALUE

FOREIGN GOVERNMENT BONDS (continued)
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	MXN	1,443,000	$71,661
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	MXN	278,000	13,593
Province of Ontario (Canada), 1.25%, 6/17/2019		223,000	221,809
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	SGD	188,000	139,846
Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019		621,000	615,722

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $2,708,640)			2,683,131

U.S. GOVERNMENT AGENCIES - 6.6%
Mortgage-Backed Securities - 6.6%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		31,163	31,666
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		37,957	38,576
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034		254,147	266,537
Fannie Mae, Pool #AD0207, 6.00%, 10/1/2038		206,362	226,053
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039		129,209	140,320
Fannie Mae, Pool #MA0258, 4.50%, 12/1/2039		169,491	178,097
Fannie Mae, Pool #AL0241, 4.00%, 4/1/2041		289,182	298,534
Fannie Mae, Pool #AL1410, 4.50%, 12/1/2041		432,998	454,335
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043		240,473	248,240
Fannie Mae, Pool #AS3622, 3.50%, 10/1/2044		1,046,781	1,057,911
Fannie Mae, Pool #AS4103, 4.50%, 12/1/2044		251,864	264,088
Fannie Mae, Pool #MA2705, 3.00%, 8/1/2046		319,978	314,491
Fannie Mae, Pool #BJ1323, 3.50%, 11/1/2047		995,251	1,001,683
Fannie Mae, Pool #CA1720, 5.00%, 5/1/2048		558,560	588,158
Fannie Mae, Pool #CA1922, 5.00%, 6/1/2048		555,559	585,001
Fannie Mae, Pool #CA2056, 4.50%, 7/1/2048		583,168	606,289
Fannie Mae, Pool #BK9366, 4.50%, 8/1/2048		248,472	258,324

	PRINCIPAL AMOUNT3/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #CA2219, 5.00%, 8/1/2048	449,160	$472,964
Fannie Mae, Pool #MA3527, 5.00%, 11/1/2048	986,249	1,038,446
Fannie Mae, Pool #AL8674, 5.654%, 1/1/2049	501,362	545,373
Freddie Mac, Pool #C91762, 4.50%, 5/1/2034	160,317	168,293
Freddie Mac, Pool #C91771, 4.50%, 6/1/2034	148,376	156,143
Freddie Mac, Pool #C91780, 4.50%, 7/1/2034	173,063	181,673
Freddie Mac, Pool #G04601, 5.50%, 7/1/2038	202,587	216,730
Freddie Mac, Pool #G04587, 5.50%, 8/1/2038	177,729	190,396
Freddie Mac, Pool #Q33778, 4.00%, 6/1/2045	246,355	253,227

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $9,812,778)		9,781,548

SHORT-TERM INVESTMENT - 2.1%
Dreyfus Government Cash Management, Institutional Shares, 2.30%[9] , (Identified Cost $3,169,533)	3,169,533	3,169,533

TOTAL INVESTMENTS IN SECURITIES - 100.3% (Identified Cost $147,959,286)		149,767,885

TOTAL OPTIONS WRITTEN - (0.1)% (Premiums Received $23,082)		(56,165)

TOTAL INVESTMENTS - 100.2%		149,711,720
LIABILITIES, LESS OTHER ASSETS - (0.2%)		(364,955)

NET ASSETS - 100%		$149,346,765

11

Investment Portfolio - January 31, 2019

(unaudited)

ADR - American Depositary Receipt
CAD - Canadian Dollar
ETF - Exchange-traded fund
IO - Interest only
MXN - Mexican Peso
No. - Number
SGD - Singapore Dollar

EXCHANGE-TRADED OPTIONS WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT (000)[3]	VALUE
Call
ServiceNow, Inc.	17	02/01/2019	$202.50	374	$(29,665)
Alphabet, Inc. - Class C	4	02/15/2019	1,110.00	447	(14,800)
Qorvo, Inc.	54	02/15/2019	67.50	352	(9,720)
Booking Holdings, Inc.	1	03/01/2019	1,970.00	183	(1,980)

TOTAL EXCHANGE-TRADED OPTIONS WRITTEN					$(56,165)

*Non-income producing security.

## Less than 0.1%.

1A portion of this security is designated as collateral for options contracts written. As of January 31, 2019, the total value of such securities was $9,370,996.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $10,403,161, or 6.9% of the Series’ net assets as of January 31, 2019 (see Note 2 to the financial statements).

3Amount is stated in USD unless otherwise noted.

4Floating rate security. Rate shown is the rate in effect as of January 31, 2019.

5Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

6Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2019.

7Security is perpetual in nature and has no stated maturity date.

8Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2019.

9Rate shown is the current yield as of January 31, 2019.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

12

Investment Portfolio - January 31, 2019

(unaudited)

The following is a summary of the valuation levels used for major security types as of January 31, 2019 in valuing the Series assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2		LEVEL 3
Assets:
Equity Securities:
Communication Services	$5,837,632	$3,942,978	$1,894,654	#	$—
Consumer Discretionary	6,032,361	4,286,134	1,746,227	#	—
Consumer Staples	12,765,671	6,901,635	5,864,036	#	—
Energy	2,902,259	2,533,293	368,966	#	—
Financials	7,553,451	6,928,702	624,749	#	—
Health Care	15,706,915	13,788,220	1,918,695	#	—
Industrials	1,581,620	873,862	707,758	#	—
Information Technology	11,939,784	11,725,180	214,604	#	—
Materials	3,251,061	3,034,256	216,805	#	—
Real Estate	6,006,325	5,610,588	395,737	#	—
Utilities	141,142	41,244	99,898	#	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	37,414,901	—	37,414,901		—
Corporate debt:
Communication Services	2,299,761	—	2,299,761		—
Consumer Discretionary	2,577,782	—	2,577,782		—
Energy	3,985,975	—	3,985,975		—
Financials	7,121,418	—	7,121,418		—
Health Care	112,938	—	112,938		—
Industrials	3,280,368	—	3,280,368		—
Information Technology	852,348	—	852,348		—
Materials	1,117,720	—	1,117,720		—
Real Estate	550,365	—	550,365		—
Utilities	462,254	—	462,254		—
Asset-backed securities	4,360,393	—	4,360,393		—
Commercial mortgage-backed securities	5,873,879	—	5,873,879		—
Foreign government bonds	2,683,131	—	2,683,131		—
Mutual funds	3,356,431	3,356,431	—		—

Total assets	149,767,885	63,022,523	86,745,362		—

Liabilities:
Other financial instruments*:
Equity contracts	(56,165)	(54,185)	(1,980)		—

Total liabilities	(56,165)	(54,185)	(1,980)		—

Total	$149,711,720	$62,968,338	$86,743,382		$—

#Consists of certain foreign securities for which a factor from a third party vendor was applied to determine the securities’ fairvalue following the close of local trading.

*Other financial instruments are exchange traded options (Level 1 and Level 2).

There were no Level 3 securities held by the Series as of October 31, 2018 or January 31, 2019.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

13

Investment Portfolio - January 31, 2019

(unaudited)

BLENDED ASSET MAXIMUM SERIES
	SHARES	VALUE

COMMON STOCKS - 83.8%

Communication Services - 5.5%
Diversified Telecommunication Services - 0.5%
Elisa OYJ (Finland)	295	$12,342
Orange S.A. (France)	545	8,453
Telefonica Brasil S.A. (Brazil)	1,000	13,350
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	47,800	13,340
Zayo Group Holdings, Inc.*	16,920	464,454

		511,939

Entertainment - 1.0%
Electronic Arts, Inc.*	9,700	894,728
NCSoft Corp. (South Korea)*	40	16,843
NetEase, Inc. - ADR (China)	30	7,558
Nexon Co. Ltd. (Japan)*	3,474	52,852
Sea Ltd. - ADR (Thailand)*	1,335	18,703
Toho Co. Ltd. - Tokyo (Japan)	300	10,944
Vivendi S.A. (France)	290	7,395

		1,009,023

Interactive Media & Services - 2.7%
Alphabet, Inc. - Class A*	780	878,194
Alphabet, Inc. - Class C*	785	876,351
Tencent Holdings Ltd. - Class H (China)	23,459	1,044,269

		2,798,814

Media - 1.3%
Quebecor, Inc. - Class B (Canada)	30,220	711,370
Shaw Communications, Inc. - Class B (Canada)	34,190	694,234

		1,405,604

Wireless Telecommunication Services - 0.0%##
Globe Telecom, Inc. (Philippines)	185	7,195

Total Communication Services		5,732,575

Consumer Discretionary - 11.0%
Automobiles - 0.1%
Astra International Tbk PT (Indonesia)	22,095	13,404
Geely Automobile Holdings Ltd. (China)	10,000	17,014
Isuzu Motors Ltd. (Japan)	900	13,388
Peugeot S.A. (France)	170	4,276
Renault S.A. (France)	85	6,015
Suzuki Motor Corp. (Japan)	500	26,110

		80,207

Diversified Consumer Services - 0.1%
China Maple Leaf Educational Systems Ltd. (China)	28,000	12,090

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Diversified Consumer Services (continued)
China Yuhua Education Corp. Ltd. (China)[1]	46,000	$18,610
Fu Shou Yuan International Group Ltd. (China)	37,000	30,340
New Oriental Education & Technology Group, Inc. - ADR (China)*	505	38,905
TAL Education Group - ADR (China)*	330	10,240
Wisdom Education International Holdings Co. Ltd. (China)	34,000	13,892

		124,077

Hotels, Restaurants & Leisure - 0.1%
Basic-Fit N.V. (Netherlands)*[1]	620	18,968
Compass Group plc (United Kingdom)	590	12,625
Jollibee Foods Corp. (Philippines)	1,500	9,110
Kangwon Land, Inc. (South Korea)*	425	13,003
Oriental Land Co. Ltd. (Japan)	100	10,253
Restaurant Brands International, Inc. (Canada)	285	17,855
Sodexo S.A. (France)	125	13,013

		94,827

Household Durables - 0.1%
Barratt Developments plc (United Kingdom)	2,630	18,602
Berkeley Group Holdings plc (United Kingdom)	375	18,464
Persimmon plc (United Kingdom)	590	18,405
Taylor Wimpey plc (United Kingdom)	8,510	18,452
Techtronic Industries Co. Ltd. (Hong Kong)	2,000	11,675

		85,598

Internet & Direct Marketing Retail - 2.9%
Alibaba Group Holding Ltd. - ADR (China)*	235	39,595
Amazon.com, Inc.*	675	1,160,143
Booking Holdings, Inc.*	1,005	1,841,974
Despegar.com Corp. (Argentina)*	595	8,937

		3,050,649

Leisure Products - 0.1%
Bandai Namco Holdings, Inc. (Japan)	600	26,506
Technogym S.p.A. (Italy)[1]	1,655	19,190
Thule Group AB (Sweden)[1]	1,510	30,829

1

Investment Portfolio - January 31, 2019

(unaudited)

BLENDED ASSET MAXIMUM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Leisure Products (continued)
Yamaha Corp. (Japan)	600	$26,258

		102,783

Multiline Retail - 1.5%
Dollar General Corp.	5,600	646,408
Dollar Tree, Inc.*	9,110	882,121
Lojas Americanas S.A. (Brazil)	1,100	6,355
Lojas Renner S.A. (Brazil)	1,160	14,471
Magazine Luiza S.A. (Brazil)	100	4,910

		1,554,265

Specialty Retail - 3.5%
AutoZone, Inc.*	1,860	1,576,053
Industria de Diseno Textil S.A. (Spain)	25,980	726,742
O’Reilly Automotive, Inc.*	1,930	665,194
Ulta Beauty, Inc.*	2,370	691,850

		3,659,839

Textiles, Apparel & Luxury Goods - 2.6%
ANTA Sports Products Ltd. (China)	7,000	36,211
EssilorLuxottica S.A. (France)	70	8,868
Hermes International (France)	10	5,993
Kering S.A. (France)	25	12,538
Li Ning Co. Ltd. (China)*	23,755	29,229
lululemon athletica, Inc.*	8,295	1,226,084
LVMH Moet Hennessy Louis Vuitton SE (France)	90	28,872
NIKE, Inc. - Class B	16,625	1,361,255

		2,709,050

Total Consumer Discretionary		11,461,295

Consumer Staples - 14.5%
Beverages - 6.0%
Ambev S.A. - ADR (Brazil)	197,825	951,538
Ambev S.A. (Brazil)	4,500	21,604
Anheuser-Busch InBev S.A./N.V. (Belgium)	13,645	1,042,521
The Coca-Cola Co.	41,680	2,006,058
Coca-Cola European Partners plc (United Kingdom)	385	18,318
Coca-Cola HBC AG (Switzerland)	570	19,157
Davide Campari-Milano S.p.A. (Italy)	2,915	26,190
Diageo plc (United Kingdom)	20,020	764,090
PepsiCo, Inc.	12,055	1,358,237
Pernod Ricard S.A. (France)	70	11,614
Suntory Beverage & Food Ltd. (Japan)	200	8,855

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Beverages (continued)
Treasury Wine Estates Ltd. (Australia)	3,385	$38,095

		6,266,277

Food & Staples Retailing - 0.1%
Alimentation Couche-Tard, Inc. - Class B (Canada)	365	19,828
Atacadao Distribuicao Comercio e Industria Ltda. (Brazil)	1,200	6,577
Koninklijke Ahold Delhaize N.V. (Netherlands)	695	18,311
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	600	18,535
Metro, Inc. (Canada)	510	18,542
Puregold Price Club, Inc. (Philippines)*	6,500	5,679
Robinsons Retail Holdings, Inc. (Philippines)	3,490	5,894

		93,366

Food Products - 4.0%
Campbell Soup Co.	23,445	830,656
Danone S.A. (France)	750	54,579
Kerry Group plc - Class A (Ireland)	350	35,995
Kikkoman Corp. (Japan)	500	26,600
Mondelez International, Inc. - Class A	45,585	2,108,762
Nestle S.A. (Switzerland)	11,625	1,013,513
Universal Robina Corp. (Philippines)	4,930	14,021
Yakult Honsha Co. Ltd. (Japan)	100	6,674

		4,090,800

Household Products - 0.7%
Colgate-Palmolive Co.	11,095	717,625
Lion Corp. (Japan)	900	18,757

		736,382

Personal Products - 2.0%
Beiersdorf AG (Germany)	8,365	837,350
L’Oreal S.A. (France)	70	16,872
Unilever plc - ADR (United Kingdom)	22,225	1,169,035

		2,023,257

Tobacco - 1.7%
Altria Group, Inc.	12,910	637,108
British American Tobacco plc - ADR (United Kingdom)	505	17,816
KT&G Corp. (South Korea)*	130	11,575

2

Investment Portfolio - January 31, 2019

(unaudited)

BLENDED ASSET MAXIMUM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Tobacco (continued)
Philip Morris International, Inc.	14,680	$1,126,250

		1,792,749

Total Consumer Staples		15,002,831

Energy - 2.4%
Energy Equipment & Services - 2.0%
Core Laboratories N.V	300	20,238
Diamond Offshore Drilling, Inc.*	22,260	243,302
Halliburton Co.	21,075	660,912
Schlumberger Ltd.	16,305	720,844
Transocean Ltd.*	46,110	395,163

		2,040,459

Oil, Gas & Consumable Fuels - 0.4%
Cameco Corp. (Canada)	1,305	15,816
China Petroleum & Chemical Corp. - Class H (China)	50,000	41,810
Eni S.p.A. (Italy)	2,370	40,185
Equinor ASA (Norway)	1,700	38,872
Galp Energia SGPS S.A. (Portugal)	2,320	36,249
Repsol S.A. (Spain)	2,433	42,714
Royal Dutch Shell plc - Class B - ADR (Netherlands)	930	58,404
Suncor Energy, Inc. (Canada)	1,265	40,801
TOTAL S.A. (France)	705	38,649
Vermilion Energy, Inc. (Canada)	1,320	32,348
Woodside Petroleum Ltd. (Australia)	1,250	31,267

		417,115

Total Energy		2,457,574

Financials - 10.3%
Banks - 1.4%
Banco Bradesco S.A. (Brazil)	1,700	21,096
Banco do Brasil S.A. (Brazil)	800	11,375
Banco Santander Brasil S.A. (Brazil)	800	10,544
The Bank Of N.T. Butterfield & Son Ltd. (Bermuda)	495	17,350
Bank of the Philippine Islands (Philippines)	4,300	7,527
Bankia S.A. (Spain)	9,665	28,173
Bankinter S.A. (Spain)	3,510	27,407
Barclays plc (United Kingdom)	8,835	18,415
BDO Unibank, Inc. (Philippines)	5,140	13,354
BNP Paribas S.A. (France)	435	20,500
CaixaBank S.A. (Spain)	179,275	678,016
Credit Agricole S.A. (France)	495	5,654

	SHARES	VALUE

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
FinecoBank Banca Fineco S.p.A. (Italy)	42,900	$466,492
Intesa Sanpaolo S.p.A. (Italy)	6,095	13,946
Itau Unibanco Holding S.A. (Brazil)	1,850	19,671
Itausa - Investimentos Itau S.A. (Brazil)	2,900	10,734
Lloyds Banking Group plc (United Kingdom)	24,975	19,040
Mediobanca Banca di Credito Finanziario S.p.A. (Italy)	1,585	13,813
Metropolitan Bank & Trust Co. (Philippines)	5,910	9,540
Royal Bank of Scotland Group plc (United Kingdom)	5,945	18,859
Societe Generale S.A. (France)	280	8,730
UniCredit S.p.A. (Italy)	1,187	13,722

		1,453,958

Capital Markets - 7.3%
B3 S.A. - Brasil Bolsa Balcao (Brazil)	1,300	11,217
BlackRock, Inc.	3,195	1,326,181
Cboe Global Markets, Inc.	6,575	613,250
The Charles Schwab Corp.	18,490	864,777
CME Group, Inc.	3,435	626,132
Deutsche Boerse AG (Germany)	1,840	244,992
E*TRADE Financial Corp.	10,215	476,632
Intercontinental Exchange, Inc.	8,560	657,066
Japan Exchange Group, Inc. (Japan)	1,100	19,370
Julius Baer Group Ltd. (Switzerland)	17,895	719,240
London Stock Exchange Group plc (United Kingdom)	4,470	268,829
Moody’s Corp.	5,590	886,071
S&P Global, Inc.	4,630	887,339

		7,601,096

Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. - Class B*	7,480	1,537,439

Insurance - 0.1%
Admiral Group plc (United Kingdom)	485	13,188
AXA S.A. (France)	735	17,045
BB Seguridade Participacoes S.A. (Brazil)	900	7,664
Ping An Insurance Group Co. of China Ltd. - Class H (China)	3,000	29,207

		67,104

Total Financials		10,659,597

3

Investment Portfolio - January 31, 2019

(unaudited)

BLENDED ASSET MAXIMUM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care - 13.5%
Biotechnology - 3.7%
BioMarin Pharmaceutical, Inc.*	12,025	$1,180,494
Incyte Corp.*	12,405	999,719
Regeneron Pharmaceuticals, Inc.*	1,195	512,978
Seattle Genetics, Inc.*	9,140	698,570
Vertex Pharmaceuticals, Inc.*	2,285	436,229

		3,827,990

Health Care Equipment & Supplies - 2.8%
Coloplast A/S - Class B (Denmark)	140	12,789
Getinge AB - Class B (Sweden)	880	9,936
Hoya Corp. (Japan)	300	17,411
Intuitive Surgical, Inc.*	1,905	997,534
Medtronic plc	19,855	1,754,984
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	20,000	16,757
Smith & Nephew plc (United Kingdom)	1,340	25,244
Sonova Holding AG (Switzerland)	145	27,213
STERIS plc	175	19,960
Terumo Corp. (Japan)	200	11,418

		2,893,246

Health Care Providers & Services - 0.6%
DaVita, Inc.*	11,710	657,282

Life Sciences Tools & Services - 1.2%
QIAGEN N.V.*	18,360	679,871
QIAGEN N.V.*	595	21,976
Tecan Group AG (Switzerland)	45	9,087
Thermo Fisher Scientific, Inc.	2,100	515,907

		1,226,841

Pharmaceuticals - 5.2%
Chugai Pharmaceutical Co. Ltd. (Japan)	200	11,809
Johnson & Johnson	15,240	2,028,139
Kalbe Farma Tbk PT (Indonesia)	116,300	13,329
Merck & Co., Inc.	5,135	382,198
Merck KGaA (Germany)	4,330	454,645
Mylan N.V.*	10,845	324,808
Novartis AG - ADR (Switzerland)	19,295	1,688,699
Novartis AG (Switzerland)	515	44,960
Novo Nordisk A/S - Class B (Denmark)	270	12,654
Perrigo Co. plc	7,345	341,175
Recordati S.p.A. (Italy)	375	13,589
Roche Holding AG (Switzerland)	180	47,887
Sanofi (France)	330	28,683

	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
UCB S.A. (Belgium)	215	$18,630

		5,411,205

Total Health Care		14,016,564

Industrials - 3.3%
Aerospace & Defense - 0.1%
Airbus S.E. (France)	205	23,628
BAE Systems plc (United Kingdom)	4,940	33,233
CAE, Inc. (Canada)	675	14,343
Elbit Systems Ltd. (Israel)	105	13,007
MTU Aero Engines AG (Germany)	70	15,095
Safran S.A. (France)	105	13,796
Thales S.A. (France)	30	3,318

		116,420

Air Freight & Logistics - 1.0%
FedEx Corp.	5,735	1,018,364

Airlines - 0.0%##
Ryanair Holdings plc - ADR (Ireland)*	230	16,330

Building Products - 0.0%##
Cie de Saint-Gobain (France)	160	5,521

Commercial Services & Supplies - 0.9%
Advanced Disposal Services, Inc.*	35,135	885,402
Secom Co. Ltd. (Japan)	100	8,372

		893,774

Construction & Engineering - 1.0%
FLSmidth & Co. A/S (Denmark)	85	3,984
Vinci S.A. (France)	11,155	981,532

		985,516

Electrical Equipment - 0.0%##
Schneider Electric S.E. (France)	185	13,157

Industrial Conglomerates - 0.1%
DMCI Holdings, Inc. (Philippines)	24,400	5,901
Jardine Matheson Holdings Ltd. (Hong Kong)	185	12,376
LT Group, Inc. (Philippines)	20,000	5,960
Siemens AG (Germany)	235	25,802
SM Investments Corp. (Philippines)	700	13,353

		63,392

Machinery - 0.2%
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (South Korea)*	345	11,542
Epiroc AB - Class A (Sweden)*	445	4,273

4

Investment Portfolio - January 31, 2019

(unaudited)

BLENDED ASSET MAXIMUM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Machinery (continued)
FANUC Corp. (Japan)	100	$17,008
Hyundai Heavy Industries Co. Ltd. (South Korea)*	320	40,046
Hyundai Mipo Dockyard Co. Ltd. (South Korea)	710	40,233
Metso OYJ (Finland)	155	4,560
Samsung Heavy Industries Co. Ltd. (South Korea)*	1,380	11,336
WEG S.A. (Brazil)	1,200	6,199
The Weir Group plc (United Kingdom)	2,870	56,796

		191,993

Professional Services - 0.0%##
Experian plc (United Kingdom)	520	13,056
RELX plc (United Kingdom)	605	13,400
Wolters Kluwer N.V. (Netherlands)	210	13,060

		39,516

Road & Rail - 0.0%##
Canadian National Railway Co. (Canada)	160	13,352

Trading Companies & Distributors - 0.0%##
Kanamoto Co. Ltd. (Japan)	700	19,449

Transportation Infrastructure - 0.0%##
Airports of Thailand PCL (Thailand)	6,100	13,509
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	2,200	12,288
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	130	11,718

		37,515

Total Industrials		3,414,299

Information Technology - 11.5%
Electronic Equipment, Instruments & Components - 1.1%
Cognex Corp.	10,840	493,220
Halma plc (United Kingdom)	1,035	19,036
Hexagon A.B. - Class B (Sweden)	580	28,403
Keyence Corp. (Japan)	1,095	563,504

		1,104,163

IT Services - 6.1%
Amdocs Ltd.	15,250	852,170
Capgemini SE (France)	55	6,074
InterXion Holding N.V. (Netherlands)*	8,550	513,342
LiveRamp Holdings, Inc.*	31,760	1,379,655
Mastercard, Inc. - Class A	9,615	2,030,015

	SHARES	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
IT Services (continued)
Visa, Inc. - Class A	11,395	$1,538,439

		6,319,695

Semiconductors & Semiconductor Equipment - 1.4%
Qorvo, Inc.*	22,520	1,471,907

Software - 2.9%
Check Point Software Technologies Ltd. (Israel)*	120	13,430
Dassault Systemes S.E. (France)	45	5,640
Microsoft Corp.	14,710	1,536,165
ServiceNow, Inc.*	6,785	1,492,836
Sophos Group plc (United Kingdom)[1]	4,975	22,029

		3,070,100

Total Information Technology		11,965,865

Materials - 6.6%
Chemicals - 3.1%
Air Liquide S.A. (France)	130	15,782
Akzo Nobel N.V. (Netherlands)	10,151	873,677
Axalta Coating Systems Ltd.*	19,845	508,429
CF Industries Holdings, Inc.	14,055	613,501
Givaudan S.A. (Switzerland)	5	12,130
Mexichem S.A.B. de C.V. (Mexico)	6,500	17,407
Nissan Chemical Corp. (Japan)	500	26,584
OCI N.V. (Netherlands)*	530	11,208
Olin Corp.	19,355	456,972
RPM International, Inc.	11,845	677,060
Solvay S.A. (Belgium)	420	45,725

		3,258,475

Containers & Packaging - 2.1%
Ball Corp.	17,080	892,942
Crown Holdings, Inc.*	7,160	365,160
Sealed Air Corp.	22,325	881,838

		2,139,940

Metals & Mining - 1.4%
Antofagasta plc (Chile)	23,055	263,563
First Quantum Minerals Ltd. (Zambia)	1,000	11,576
Freeport-McMoRan, Inc.	34,950	406,818
Lundin Mining Corp. (Chile)	50,075	228,662
Southern Copper Corp. (Peru)	16,045	539,433

		1,450,052

Total Materials		6,848,467

5

Investment Portfolio - January 31, 2019

(unaudited)

BLENDED ASSET MAXIMUM SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate - 5.1%
Equity Real Estate Investment Trusts (REITS) - 4.9%
Acadia Realty Trust	215	$6,177
Agree Realty Corp.	130	8,584
Alexandria Real Estate Equities, Inc.	50	6,586
American Campus Communities, Inc.	200	9,204
American Homes 4 Rent - Class A	1,155	25,537
American Tower Corp.	9,585	1,656,671
Americold Realty Trust	195	5,717
Apartment Investment & Management Co. - Class A	370	18,322
Apple Hospitality REIT, Inc.	355	5,826
AvalonBay Communities, Inc.	260	50,159
Boston Properties, Inc.	295	38,902
Brandywine Realty Trust	1,605	24,155
British Land Co. plc (United Kingdom)	1,230	9,266
Camden Property Trust	60	5,817
Chesapeake Lodging Trust	300	8,544
Community Healthcare Trust, Inc.	585	19,317
CoreCivic, Inc.	855	16,989
Cousins Properties, Inc.	2,920	25,842
Crown Castle International Corp.	145	16,974
CubeSmart	165	5,107
Digital Realty Trust, Inc.	280	30,335
Equinix, Inc.	1,945	766,330
Equity LifeStyle Properties, Inc.	135	14,294
Equity Residential	560	40,634
Essex Property Trust, Inc.	90	24,408
Extra Space Storage, Inc.	140	13,805
Federal Realty Investment Trust	50	6,628
First Industrial Realty Trust, Inc.	310	10,143
Getty Realty Corp.	365	11,702
HCP, Inc.	645	20,343
Healthcare Realty Trust, Inc.	545	17,598
Healthcare Trust of America, Inc. - Class A	865	24,583
Hibernia REIT plc (Ireland)	6,400	9,626
Host Hotels & Resorts, Inc.	835	15,080
Independence Realty Trust, Inc.	1,065	11,129
Invitation Homes, Inc.	859	19,319
Jernigan Capital, Inc.	600	13,008
Kimco Realty Corp.	555	9,441
Land Securities Group plc (United Kingdom)	810	9,212
Lexington Realty Trust	1,085	10,427
Liberty Property Trust	485	22,863

	SHARES	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Mid-America Apartment Communities, Inc.	170	$17,218
National Retail Properties, Inc.	220	11,596
National Storage Affiliates Trust	185	5,383
Physicians Realty Trust	1,475	26,712
Plymouth Industrial REIT, Inc.	315	5,053
Prologis, Inc.	755	52,216
Public Storage	145	30,815
Realty Income Corp.	105	7,212
SBA Communications Corp.*	8,615	1,572,496
Simon Property Group, Inc.	350	63,742
STAG Industrial, Inc.	480	13,234
STORE Capital Corp.	205	6,626
Sun Communities, Inc.	220	24,180
Sunstone Hotel Investors, Inc.	765	10,939
Tier REIT, Inc.	935	21,972
UDR, Inc.	605	26,469
UMH Properties, Inc.	440	6,173
Unibail - Rodamco-Westfield (France)	225	40,466
Urban Edge Properties	800	16,336
Ventas, Inc.	200	12,898
VEREIT, Inc.	2,170	17,534
Vornado Realty Trust	275	19,225
Weingarten Realty Investors	525	15,062
Welltower, Inc.	240	18,598

		5,106,759

Real Estate Management & Development - 0.2%
ADO Properties S.A. (Germany)[1]	170	10,205
Ayala Land, Inc. (Philippines)	17,700	15,123
Deutsche Wohnen S.E. (Germany)	822	41,065
Grand City Properties S.A. (Germany)	863	21,472
LEG Immobilien AG (Germany)	265	31,130
SM Prime Holdings, Inc. (Philippines)	24,625	18,055
TAG Immobilien AG (Germany)	810	20,472
Vonovia S.E. (Germany)	840	42,217

		199,739

Total Real Estate		5,306,498

Utilities - 0.1%
Electric Utilities - 0.0%##
Enel Chile S.A. - ADR (Chile)	2,480	13,466
Manila Electric Co. (Philippines)	1,670	11,748

		25,214

6

Investment Portfolio - January 31, 2019

(unaudited)

BLENDED ASSET MAXIMUM SERIES

	SHARES/ PRINCIPAL AMOUNT[2]	VALUE

COMMON STOCKS (continued)

Utilities (continued)
Independent Power and Renewable Electricity Producers - 0.0%##
Aboitiz Power Corp. (Philippines)	10,500	$7,755
Engie Brasil Energia S.A. (Brazil)	1,475	16,925

		24,680

Multi-Utilities - 0.1%
AGL Energy Ltd. (Australia)	1,260	19,687
Engie S.A. (France)	500	8,016

		27,703

Water Utilities - 0.0%##
Guangdong Investment Ltd. (China)	12,000	22,916

Total Utilities		100,513

TOTAL COMMON STOCKS (Identified Cost $85,464,533)		86,966,078

CORPORATE BONDS - 4.4%

Non-Convertible Corporate Bonds - 4.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.3%
AT&T, Inc., 4.25%, 3/1/2027	110,000	111,329
Verizon Communications, Inc., 5.50%, 3/16/2047	150,000	167,845

		279,174

Media - 0.1%
Discovery Communications LLC, 5.20%, 9/20/2047	120,000	113,429

Wireless Telecommunication Services - 0.0%##
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	45,000	43,088

Total Communication Services		435,691

Consumer Discretionary - 0.6%
Automobiles - 0.1%
General Motors Co.[3], (3 mo. LIBOR US + 0.900%), 3.667%, 9/10/2021	110,000	107,690

Household Durables - 0.2%
Century Communities, Inc., 5.875%, 7/15/2025	106,000	97,520
LGI Homes, Inc.[1], 6.875%, 7/15/2026	25,000	24,062
Meritage Homes Corp., 5.125%, 6/6/2027	20,000	17,944
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	30,000	30,000
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	25,000	24,094

	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Household Durables (continued)
Weekley Homes LLC - Weekley Finance Corp., 6.625%, 8/15/2025	26,000	$23,920

		217,540

Internet & Direct Marketing Retail - 0.2%
Booking Holdings, Inc., 3.60%, 6/1/2026	170,000	167,138

Multiline Retail - 0.1%
Macy’s Retail Holdings, Inc., 7.00%, 2/15/2028	50,000	51,945
Macy’s Retail Holdings, Inc., 6.90%, 4/1/2029	50,000	52,491

		104,436

Total Consumer Discretionary		596,804

Energy - 0.9%
Energy Equipment & Services - 0.0%##
Shelf Drilling Holdings Ltd. (United Arab Emirates)[1], 8.25%, 2/15/2025	20,000	18,150
TerraForm Power Operating, LLC[1], 5.00%, 1/31/2028	20,000	18,575

		36,725

Oil, Gas & Consumable Fuels - 0.9%
American Midstream Partners LP - American Midstream Finance Corp.[1], 9.50%, 12/15/2021	25,000	23,250
Boardwalk Pipelines LP, 5.95%, 6/1/2026	160,000	164,323
Bruin E&P Partners, LLC[1], 8.875%, 8/1/2023	15,000	14,278
DCP Midstream Operating LP1, 5.35%, 3/15/2020	15,000	15,225
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	28,000	27,230
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	30,000	30,450
Genesis Energy LP - Genesis Energy Finance Corp., 5.625%, 6/15/2024	20,000	18,400
Jonah Energy LLC - Jonah Energy Finance Corp.[1], 7.25%, 10/15/2025	109,000	80,660
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	140,000	165,296

7

Investment Portfolio - January 31, 2019

(unaudited)

BLENDED ASSET MAXIMUM SERIES
	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Lonestar Resources America, Inc.[1], 11.25%, 1/1/2023	15,000	$14,400
Rockies Express Pipeline, LLC[1], 5.625%, 4/15/2020	25,000	25,438
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	150,000	162,535
SemGroup Corp. - Rose Rock Finance Corp., 5.625%, 7/15/2022	10,000	9,500
Southwestern Energy Co.[4], 6.20%, 1/23/2025	21,000	20,370
W&T Offshore, Inc.[1], 9.75%, 11/1/2023	25,000	24,312
The Williams Companies, Inc., 3.75%, 6/15/2027	80,000	77,833

		873,500

Total Energy		910,225

Financials - 1.1%
Banks - 0.6%
Bank of America Corp., 4.00%, 1/22/2025	160,000	161,258
Citigroup, Inc., 8.125%, 7/15/2039	60,000	87,495
JPMorgan Chase & Co., 6.30%, 4/23/2019	210,000	211,607
JPMorgan Chase & Co.[5], (3 mo.
LIBOR US + 1.000%), 4.023%, 12/5/2024	80,000	81,971
Santander Holdings USA, Inc., 4.50%, 7/17/2025	110,000	112,006

		654,337

Capital Markets - 0.2%
LPL Holdings, Inc.[1], 5.75%, 9/15/2025	15,000	14,750
Morgan Stanley[3], (3 mo. LIBOR US + 1.220%), 3.811%, 5/8/2024	160,000	160,383

		175,133

Consumer Finance - 0.0%##
Navient Corp., 7.25%, 9/25/2023	15,000	15,262
SLM Corp., 5.125%, 4/5/2022	30,000	29,100

		44,362

Diversified Financial Services - 0.2%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 4.45%, 10/1/2025	110,000	107,634

	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services (continued)
Fidelity & Guaranty Life Holdings, Inc.[1], 5.50%, 5/1/2025	10,000	$9,625
FS Energy & Power Fund[1], 7.50%, 8/15/2023	30,000	29,812
Oxford Finance, LLC - Oxford
Finance Co.- Issuer II, Inc.[1], 6.375%, 12/15/2022	20,000	20,250

		167,321

Insurance - 0.1%
Prudential Financial, Inc.[5], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	100,000	104,000

Total Financials		1,145,153

Health Care - 0.1%
Health Care Providers & Services - 0.1%
DaVita, Inc., 5.00%, 5/1/2025	30,000	28,875
Fresenius Medical Care US Finance II, Inc. (Germany)[1], 5.625%, 7/31/2019	18,000	18,176
MEDNAX, Inc.[1], 6.25%, 1/15/2027	20,000	20,150

Total Health Care		67,201

Industrials - 0.6%
Airlines - 0.1%
Allegiant Travel Co., 5.50%, 7/15/2019	18,000	18,157
American Airlines Group, Inc.[1], 5.50%, 10/1/2019	20,000	20,142

		38,299

Commercial Services & Supplies - 0.1%
The ADT Security Corp., 5.25%, 3/15/2020	15,000	15,225
The ADT Security Corp., 4.125%, 6/15/2023	20,000	19,250
Covanta Holding Corp., 6.00%, 1/1/2027	30,000	28,725
W/S Packaging Holdings, Inc.[1], 9.00%, 4/15/2023	20,000	20,100

		83,300

Construction & Engineering - 0.0%##
Tutor Perini Corp.[1], 6.875%, 5/1/2025	28,000	27,693

Industrial Conglomerates - 0.1%
General Electric Co.[5,6], (3 mo. LIBOR US + 3.330%), 5.00%	110,000	96,250

8

Investment Portfolio - January 31, 2019

(unaudited)

BLENDED ASSET MAXIMUM SERIES

	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Machinery - 0.1%
CNH Industrial Capital LLC, 3.375%, 7/15/2019	140,000	$140,250

Marine - 0.0%##
Global Ship Lease, Inc. (United Kingdom)[1], 9.875%, 11/15/2022	30,000	29,138

Trading Companies & Distributors - 0.2%
Aircastle Ltd., 6.25%, 12/1/2019	20,000	20,430
Fortress Transportation & Infrastructure Investors, LLC[1], 6.50%, 10/1/2025	25,000	24,000
International Lease Finance Corp., 6.25%, 5/15/2019	150,000	151,279
Park Aerospace Holdings Ltd. (Ireland)[1], 4.50%, 3/15/2023	24,000	23,550

		219,259

Total Industrials		634,189

Information Technology - 0.0%##
Semiconductors & Semiconductor Equipment - 0.0%##
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	28,000	26,600

Software - 0.0%##
Nuance Communications, Inc., 5.625%, 12/15/2026	20,000	19,600

Total Information Technology		46,200

Materials - 0.3%
Chemicals - 0.0%##
LSB Industries, Inc.[1], 9.625%, 5/1/2023	30,000	30,525

Metals & Mining - 0.3%
First Quantum Minerals Ltd. (Zambia)[1], 7.25%, 4/1/2023	10,000	9,575
Mountain Province Diamonds, Inc. (Canada)[1], 8.00%, 12/15/2022	40,000	40,400
Northwest Acquisitions ULC - Dominion Finco, Inc.[1], 7.125%, 11/1/2022	45,000	44,829
Southern Copper Corp. (Peru), 5.375%, 4/16/2020	140,000	143,864
Techniplas LLC[1], 10.00%, 5/1/2020	20,000	18,675

		257,343

Total Materials		287,868

	PRINCIPAL AMOUNT2/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate - 0.1%
Equity Real Estate Investment Trusts (REITS) - 0.1%
American Homes 4 Rent LP, 4.25%, 2/15/2028	50,000	$48,161
Greystar Real Estate Partners, LLC[1], 5.75%, 12/1/2025	30,000	29,775
iStar, Inc., 5.25%, 9/15/2022	20,000	19,690

Total Real Estate		97,626

Utilities - 0.3%
Gas Utilities - 0.0%##
NGL Energy Partners LP - NGL Energy Finance Corp., 6.125%, 3/1/2025	30,000	27,113

Independent Power and Renewable Electricity Producers - 0.3%
Atlantica Yield plc (Spain)[1], 7.00%, 11/15/2019	250,000	250,625

Total Utilities		277,738

TOTAL CORPORATE BONDS (Identified Cost $4,593,687)		4,498,695

MUTUAL FUNDS - 0.1%
iShares MSCI Europe Financials ETF	3,290	59,286
iShares MSCI Thailand ETF	848	77,083

TOTAL MUTUAL FUNDS (Identified Cost $135,407)		136,369

U.S. TREASURY SECURITIES - 10.0%
U.S. Treasury Bonds - 1.9%
U.S. Treasury Bond, 4.75%, 2/15/2037	995,000	1,274,067
U.S. Treasury Bond, 3.00%, 5/15/2047	515,000	514,356
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042	247,844	231,408

Total U.S. Treasury Bonds (Identified Cost $2,000,776)		2,019,831

U.S. Treasury Notes - 8.1%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	1,010,599	997,190
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	249,829	244,138
U.S. Treasury Note, 2.125%, 7/31/2024	5,173,000	5,081,664
U.S. Treasury Note, 1.625%, 5/15/2026	1,100,000	1,033,141

9

Investment Portfolio - January 31, 2019

(unaudited)

BLENDED ASSET MAXIMUM SERIES

	PRINCIPAL AMOUNT[2]	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note, 2.375%, 5/15/2027	1,043,000	$1,026,866

Total U.S. Treasury Notes (Identified Cost $8,295,231)		8,382,999

TOTAL U.S. TREASURY SECURITIES (Identified Cost $10,296,007)		10,402,830

	SHARES	VALUE

SHORT-TERM INVESTMENT - 1.9%
Dreyfus Government Cash Management, Institutional Shares, 2.30%[7], (Identified Cost $ 1,953,868)	1,953,868	$1,953,868

TOTAL INVESTMENTS - 100.2% (Identified Cost $ 102,443,502)		103,957,840
LIABILITIES, LESS OTHER ASSETS - (0.2%)		(156,840)

NET ASSETS - 100%		$103,801,000

ADR - American Depositary Receipt

ETF - Exchange-traded fund

*Non-income producing security.

## Less than 0.1%.

1Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $1,059,971, or 1.0% of the Series’ net assets as of January 31, 2019.

2Amount is stated in USD unless otherwise noted.

3Floating rate security. Rate shown is the rate in effect as of January 31, 2019.

4Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

5Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2019.

6Security is perpetual in nature and has no stated maturity date.

7Rate shown is the current yield as of January 31, 2019.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

10

Investment Portfolio - January 31, 2019

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to their fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2		LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$11,461,295	$10,192,350	$1,268,945	#	$—
Consumer Staples	15,002,831	11,007,954	3,994,877	#	—
Energy	2,457,574	2,187,828	269,746	#	—
Financials	10,659,597	7,984,538	2,675,059	#	—
Health Care	14,016,564	13,218,547	798,017	#	—
Industrials	3,414,299	1,977,996	1,436,303	#	—
Information Technology	11,965,865	11,321,179	644,686	#	—
Materials	6,848,467	5,599,798	1,248,669	#	—
Real Estate	5,306,498	5,038,189	268,309	#	—
Communication Services	5,732,575	4,558,942	1,173,633	#	—
Utilities	100,513	30,391	70,122	#	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	10,402,830	—	10,402,830		—
Corporate debt:
Consumer Discretionary	596,804	—	596,804		—
Energy	910,225	—	910,225		—
Financials	1,145,153	—	1,145,153		—
Health Care	67,201	—	67,201		—
Industrials	634,189	—	634,189		—
Information Technology	46,200	—	46,200		—
Materials	287,868	—	287,868		—
Real Estate	97,626	—	97,626		—
Communication Services	435,691	—	435,691		—
Utilities	277,738	—	277,738		—
Mutual funds	2,090,237	2,090,237	—		—

Total assets	$103,957,840	$75,207,949	$28,749,891		$—

#Consists of certain foreign securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2018 or January 31, 2019.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

11

Investment Portfolio - January 31, 2019

(unaudited)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE

COMMON STOCKS - 91.4%

Communication Services - 2.4%
Interactive Media & Services - 2.4%
Scout24 AG (Germany)[1]	86,185	$4,051,861
XING SE (Germany)	28,542	8,548,431

Total Communication Services		12,600,292

Consumer Discretionary - 11.9%
Hotels, Restaurants & Leisure - 2.5%
BK Brasil Operacao e Assessoria a Restaurantes SA (Brazil)	881,800	5,319,039
Corporate Travel Management Ltd. (Australia)	170,510	2,920,248
Minor International PCL (Thailand)	1,504,246	1,872,618
Minor International PCL - NVDR (Thailand)	2,038,554	2,537,771

		12,649,676

Household Durables - 3.0%
Techtronic Industries Co. Ltd. (Hong Kong)	2,655,000	15,498,691

Internet & Direct Marketing Retail - 0.3%
Baozun, Inc. - ADR (China)*	42,960	1,537,968

Multiline Retail - 0.9%
Future Retail Ltd. (India)*	416,805	2,525,023
Seria Co. Ltd. (Japan)	74,300	2,295,647

		4,820,670

Specialty Retail - 2.3%
Ace Hardware Indonesia Tbk PT (Indonesia)	68,075,000	8,292,310
Wilcon Depot, Inc. (Philippines)	12,539,128	3,306,603

		11,598,913

Textiles, Apparel & Luxury Goods - 2.9%
Bata India Ltd. (India)	256,450	4,046,010
Canada Goose Holdings, Inc. (Canada)*	116,010	5,967,591
Moncler S.p.A (Italy)	136,045	5,119,998

		15,133,599

Total Consumer Discretionary		61,239,517

Consumer Staples - 8.9%
Beverages - 3.2%
Royal Unibrew A/S (Denmark)	220,935	16,639,346

Food & Staples Retailing - 0.5%
Dino Polska S.A. (Poland)*[1]	87,169	2,352,946

Food Products - 3.1%
Ariake Japan Co. Ltd. (Japan)	56,300	3,417,975
Gruma SAB de CV - Class B (Mexico)	664,240	8,114,099
Indofood Sukses Makmur Tbk PT (Indonesia)	7,698,300	4,281,948

		15,814,022

1

Investment Portfolio - January 31, 2019

(unaudited)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Household Products - 2.1%
Pigeon Corp. (Japan)	281,000	$11,017,276

Total Consumer Staples		45,823,590

Financials - 10.7%
Banks - 6.5%
Bank Tabungan Negara Persero Tbk PT (Indonesia)	28,172,500	5,550,533
Federal Bank Ltd. (India)	5,071,315	6,148,958
FinecoBank Banca Fineco S.p.A. (Italy)	1,050,920	11,427,642
Regional SAB de CV (Mexico)	467,100	2,471,772
Tisco Financial Group PCL (Thailand)	1,282,900	3,407,769
Tisco Financial Group PCL - NVDR (Thailand)	1,788,400	4,750,529

		33,757,203

Capital Markets - 0.8%
Euronext N.V. (Netherlands)[1]	69,160	4,260,355

Consumer Finance - 1.9%
Gruppo MutuiOnline SpA (Italy)	154,275	2,984,247
Krungthai Card PCL - NVDR (Thailand)	7,138,800	6,767,604

		9,751,851

Diversified Financial Services - 0.7%
GRENKE AG (Germany)	39,530	3,634,944

Insurance - 0.8%
Anicom Holdings, Inc. (Japan)	136,500	3,841,395

Total Financials		55,245,748

Health Care - 24.6%
Biotechnology - 3.0%
Abcam plc (United Kingdom)	743,395	12,957,137
Vitrolife AB (Sweden)	140,250	2,477,408

		15,434,545

Health Care Equipment & Supplies - 9.8%
Ambu A/S - Class B (Denmark)	137,490	3,662,792
Asahi Intecc Co. Ltd. (Japan)	178,800	7,781,753
BioMerieux (France)	94,625	6,681,185
Carl Zeiss Meditec AG (Germany)	155,225	14,088,534
DiaSorin S.p.A (Italy)	78,130	7,154,621
Sartorius AG (Germany)	51,765	7,770,685
Top Glove Corp. Berhad (Malaysia)	2,878,700	3,395,902

		50,535,472

Health Care Providers & Services - 6.5%
Amplifon S.p.A (Italy)	230,284	4,125,627
Korian S.A. (France)	318,655	11,334,262

2

Investment Portfolio - January 31, 2019

(unaudited)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services (continued)
Orpea (France)	91,210	$9,041,969
Ryman Healthcare Ltd. (New Zealand)	632,497	4,583,172
Solasto Corp. (Japan)	493,820	4,661,819

		33,746,849

Life Sciences Tools & Services - 2.2%
Bachem Holding AG (Switzerland)	34,050	3,915,273
Siegfried Holding AG (Switzerland)	21,850	7,706,959

		11,622,232

Pharmaceuticals - 3.1%
ALK-Abello A/S (Denmark)*	17,940	2,773,999
Dechra Pharmaceuticals plc (United Kingdom)	420,540	13,065,670

		15,839,669

Total Health Care		127,178,767

Industrials - 21.4%
Aerospace & Defense - 2.5%
CAE, Inc. (Canada)	606,095	12,878,856

Building Products - 2.0%
Kingspan Group plc (Ireland)	60,620	2,479,279
Rockwool International A/S - Class B (Denmark)	29,780	7,987,473

		10,466,752

Commercial Services & Supplies - 0.7%
Tomra Systems ASA (Norway)	133,135	3,459,064

Construction & Engineering - 0.7%
FLSmidth & Co. A/S (Denmark)	74,160	3,475,914

Electrical Equipment - 0.7%
V-Guard Industries Ltd. (India)	1,280,705	3,552,713

Machinery - 4.5%
Daifuku Co. Ltd. (Japan)	201,900	10,146,686
OC Oerlikon Corp. AG (Switzerland)	229,935	2,971,316
Rotork plc (United Kingdom)	824,065	2,974,367
Takeuchi Manufacturing Co. Ltd. (Japan)	145,500	2,650,675
VAT Group AG (Switzerland)[1]	45,135	4,673,255

		23,416,299

Professional Services - 8.3%
51job, Inc. - ADR (China)*	57,935	4,034,593
en-japan, Inc. (Japan)	177,300	6,668,355
L&T Technology Services Ltd. (India)[1]	268,735	6,000,901
Nihon M&A Center, Inc. (Japan)	136,800	3,429,402

3

Investment Portfolio - January 31, 2019

(unaudited)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Professional Services (continued)
Persol Holdings Co. Ltd. (Japan)	373,000	$6,641,562
Teleperformance (France)	95,060	16,359,883

		43,134,696

Trading Companies & Distributors - 0.7%
Howden Joinery Group plc (United Kingdom)	559,520	3,711,876

Transportation Infrastructure - 1.3%
Malaysia Airports Holdings Berhad (Malaysia)	3,411,500	6,716,937

Total Industrials		110,813,107

Information Technology - 8.3%
Electronic Equipment, Instruments & Components - 1.7%
Electrocomponents plc (United Kingdom)	377,975	2,698,076
Halma plc (United Kingdom)	336,015	6,179,950

		8,878,026

IT Services - 1.4%
NET One Systems Co. Ltd. (Japan)	354,900	7,438,057

Semiconductors & Semiconductor Equipment - 0.6%
Koh Young Technology, Inc. (South Korea)*	40,980	3,028,810

Software - 4.3%
Nemetschek SE (Germany)	89,390	11,472,573
Netcompany Group A/S (Denmark)*[1]	203,135	6,851,726
SimCorp A/S (Denmark)	47,060	3,714,070

		22,038,369

Technology Hardware, Storage & Peripherals - 0.3%
Logitech International S.A. (Switzerland)	45,795	1,670,726

Total Information Technology		43,053,988

Materials - 2.6%
Chemicals - 2.6%
Chr. Hansen Holding A/S (Denmark)	140,880	13,378,792

Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Grand City Properties S.A. (Germany)	122,850	3,056,563

TOTAL COMMON STOCKS (Identified Cost $440,195,874)		472,390,364

4

Investment Portfolio - January 31, 2019

(unaudited)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE
SHORT-TERM INVESTMENT - 10.1%
Dreyfus Government Cash Management, Institutional Shares, 2.30%[2], (Identified Cost $ 52,243,481)	52,243,481	$52,243,481

TOTAL INVESTMENTS - 101.5% (Identified Cost $ 492,439,355)		524,633,845
LIABILITIES, LESS OTHER ASSETS - (1.5%)		(7,509,426)

NET ASSETS - 100%		$517,124,419

ADR - American Depositary Receipt

NVDR - Non-Voting Depositary Receipt

*Non-income producing security.

1Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $28,191,044, or 5.5% of the Series’ net assets as of January 31, 2019.

2Rate shown is the current yield as of January 31, 2019.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries (based on country of risk):

Japan - 13.5%; Denmark - 11.3%; Germany - 10.2%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2		LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$61,239,517	$12,824,598	$48,414,919	#	$—
Consumer Staples	45,823,590	8,114,099	37,709,491	#	—
Financials	55,245,748	2,471,772	52,773,976	#	—
Health Care	127,178,767	—	127,178,767	#	—
Industrials	110,813,107	16,913,449	93,899,658	#	—
Information Technology	43,053,988	—	43,053,988	#	—
Materials	13,378,792	—	13,378,792	#	—

5

Investment Portfolio - January 31, 2019

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2		LEVEL 3
Real Estate	$3,056,563	$—	$3,056,563	#	$—
Communication Services	12,600,292	—	12,600,292	#	—
Mutual fund	52,243,481	52,243,481	—		—

Total assets	$524,633,845	$92,567,399	$432,066,446		$—

#Consists of certain foreign securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2018 or January 31, 2019.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

ITEM 2:  CONTROLS AND PROCEDURES

(a)

Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the Funds’ last fiscal quarter, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 3:  EXHIBITS

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ Paul J. Battaglia
Paul J. Battaglia
President & Principal Executive Officer of Manning & Napier Fund, Inc.
Date: March 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Paul J. Battaglia
Paul J. Battaglia
President & Principal Executive Officer of Manning & Napier Fund, Inc.
Date: March 20, 2019
/s/ Christine Glavin
Christine Glavin
Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.
Date: March 20, 2019